UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number    811-05059
                                                    -----------------------

                                 HighMark Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        350 California Street, Suite 1600
                             San Francisco, CA 94104
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                            Three Embarcadero Center
                             San Francisco, CA 94111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-433-6884
                                                          --------------------

                     Date of fiscal year end: July 31, 2012
                                             --------------------

                    Date of reporting period: October 31, 2011
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 60.9%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 5.3%
      Dick's Sporting Goods *                             5,530   $     216,168
      Hasbro                                              4,310         164,039
      PetSmart                                            4,580         215,031
      Sally Beauty Holdings *                            10,300         197,657
      Walt Disney                                         6,865         239,451
      Yum! Brands                                         3,950         211,602
                                                                  -------------
                                                                      1,243,948
                                                                  -------------
   CONSUMER STAPLES - 9.4%
      Altria Group                                       10,400         286,520
      Anheuser-Busch InBev NV, SP ADR                     3,985         221,048
      Coca-Cola                                           6,145         419,826
      Kraft Foods, Cl A                                   8,275         291,115
      Mead Johnson Nutrition                              1,890         135,797
      Philip Morris International                         5,765         402,801
      Procter & Gamble                                    7,215         461,688
                                                                  -------------
                                                                      2,218,795
                                                                  -------------
   ENERGY - 9.6%
      BG Group PLC, SP ADR                                2,860         314,142
      Chevron                                             3,190         335,110
      ExxonMobil                                          8,330         650,490
      Occidental Petroleum                                5,670         526,970
      Royal Dutch Shell, ADR                              4,180         296,404
      Schlumberger                                        1,835         134,817
                                                                  -------------
                                                                      2,257,933
                                                                  -------------
   FINANCIALS - 4.9%
      JPMorgan Chase                                     12,705         441,626
      Wells Fargo                                        18,280         473,635
      Weyerhaeuser, REIT                                 12,514         225,002
                                                                  -------------
                                                                      1,140,263
                                                                  -------------
   HEALTH CARE - 5.7%
      Covidien #                                          2,685         126,302
      Fresenius Medical Care, ADR                         1,785         129,770
      Gilead Sciences *                                   5,205         216,840
      Johnson & Johnson                                   3,800         244,682
      Merck                                               3,920         135,240
      Pfizer                                              9,372         180,505
      UnitedHealth Group                                  3,650         175,164
      WellPoint                                           2,070         142,623
                                                                  -------------
                                                                      1,351,126
                                                                  -------------
   INDUSTRIAL - 7.2%
      Danaher                                            12,375         598,331
      Donaldson                                           3,610         231,221
      JB Hunt Transport Services                          5,240         221,704
      Stericycle *                                        3,000         250,740
      United Parcel Service, Cl B                         2,200         154,528
      WW Grainger                                         1,370         234,695
                                                                  -------------
                                                                      1,691,219
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - 11.9%
      Accenture, Cl A #                                   2,570   $     154,868
      Analog Devices                                      4,670         170,782
      Apple *                                             1,665         673,959
      Broadcom, Cl A *                                    5,855         211,307
      EMC *                                              16,150         395,837
      NetApp *                                            5,130         210,125
      Oracle                                             17,000         557,090
      Qualcomm                                            5,265         271,674
      Riverbed Technology *                               5,660         156,103
                                                                  -------------
                                                                      2,801,745
                                                                  -------------
   MATERIALS - 5.2%
      Ecolab                                              8,340         449,026
      Praxair                                             7,720         784,892
                                                                  -------------
                                                                      1,233,918
                                                                  -------------
   TELECOMMUNICATION SERVICES - 0.6%
      American Tower, Cl A *                              2,735         150,699
                                                                  -------------
   UTILITIES - 1.1%
      ITC Holdings                                        1,905         138,455
      Wisconsin Energy                                    3,360         108,965
                                                                  -------------
                                                                        247,420
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $11,623,337)                                          14,337,066
                                                                  -------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 15.4%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 2.3%
      Comcast
         5.700%, 07/01/19                           $    50,000          58,561
      Gap
         5.950%, 04/12/21                                90,000          85,479
      Georgia-Pacific (A)
         8.250%, 05/01/16                               100,000         110,884
      Iron Mountain
         7.750%, 10/01/19                                25,000          25,937
      Staples
         9.750%, 01/15/14                                50,000          57,689
      Starwood Hotels & Resorts Worldwide
         6.250%, 02/15/13                                75,000          78,000
      Time Warner Entertainment
         8.375%, 03/15/23                               100,000         131,496
                                                                  -------------
                                                                        548,046
                                                                  -------------
   ENERGY - 2.3%
      BP Capital Markets PLC
         4.742%, 03/11/21                                75,000          84,123
      El Paso Pipeline Partners Operating
         5.000%, 10/01/21                                60,000          61,528

See note to schedule of investments.

                                                             HIGHMARK(R) FUNDS 1

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   ENERGY - (CONTINUED)
      Energy Transfer Partners
         9.700%, 03/15/19                           $   100,000   $     123,607
      Enterprise Products Operating
         4.050%, 02/15/22                                50,000          51,722
      Magellan Midstream Partners
         6.550%, 07/15/19                                50,000          59,377
      Petrobras International Finance
         3.875%, 01/27/16                                50,000          51,165
      Petrohawk Energy
         7.875%, 06/01/15                                61,000          65,422
      Williams Partners
         4.125%, 11/15/20                                50,000          51,328
                                                                  -------------
                                                                        548,272
                                                                  -------------
   FINANCIALS - 5.3%
      American International Group
         4.250%, 09/15/14                               100,000          98,362
      Bank of America, MTN
         5.650%, 05/01/18                               100,000         100,134
      BB&T Capital Trust II
         6.750%, 06/07/36                                30,000          29,994
      Berkshire Hathaway Finance
         5.400%, 05/15/18                                50,000          57,151
      Boston Properties
         4.125%, 05/15/21                                50,000          49,033
      Capital One Financial
         4.750%, 07/15/21                                25,000          26,237
      Citigroup
         4.750%, 05/19/15                                75,000          78,073
      Ford Motor Credit
         5.000%, 05/15/18                               100,000         101,641
      GE Global Insurance
         7.750%, 06/15/30                               200,000         226,725
      General Electric Capital
         3.350%, 10/17/16                               100,000         102,761
      HSBC Holdings PLC
         5.100%, 04/05/21                                75,000          80,780
      JPMorgan Chase
         4.250%, 10/15/20                               100,000          99,520
      Lehman Brothers Holdings, MTN (B)
         5.625%, 01/24/13                               125,000          32,031
      NASDAQ OMX Group
         5.250%, 01/16/18                                50,000          52,060
      Wells Fargo
         5.625%, 12/11/17                               100,000         115,144
                                                                  -------------
                                                                      1,249,646
                                                                  -------------
   FOREIGN GOVERNMENT - 0.3%
      Export-Import Bank of Korea
         3.750%, 10/20/16                                75,000          75,540
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - 0.5%
      Laboratory Corp of America Holdings
         4.625%, 11/15/20                           $    50,000   $      53,424
      Wellpoint
         6.000%, 02/15/14                                58,000          64,026
                                                                  -------------
                                                                        117,450
                                                                  -------------
   INDUSTRIAL - 1.8%
      American Airlines, Ser 11-1A
         5.250%, 01/31/21                                49,926          45,433
      Continental Airlines
         Pass Through Trust,
         Ser 2010-1, Cl A
         4.750%, 01/12/21                               100,000          99,000
      Delta Air Lines, Ser 11-1A
         5.300%, 04/15/19                               100,000         100,500
      Exelis (A)
         4.250%, 10/01/16                                75,000          75,128
      L-3 Communications, Ser B
         6.375%, 10/15/15                               100,000         102,125
                                                                  -------------
                                                                        422,186
                                                                  -------------
   INFORMATION TECHNOLOGY - 0.3%
      Hewlett-Packard
         4.375%, 09/15/21                                75,000          78,676
                                                                  -------------
   MATERIALS - 1.2%
      Alcoa
         5.400%, 04/15/21                                50,000          49,543
      ArcelorMittal
         5.500%, 03/01/21                                25,000          24,158
      Dow Chemical
         4.250%, 11/15/20                                75,000          77,125
      Rio Tinto Finance USA
         6.500%, 07/15/18                                50,000          59,993
      Teck Resources
         10.250%, 05/15/16                               50,000          58,560
                                                                  -------------
                                                                        269,379
                                                                  -------------
   TELECOMMUNICATION SERVICES - 1.1%
      Telefonica Emisiones SAU
         3.992%, 02/16/16                               100,000          98,378
      Verizon Maryland
         8.000%, 10/15/29                                75,000          95,401
      Verizon New England
         7.875%, 11/15/29                                50,000          60,990
                                                                  -------------
                                                                        254,769
                                                                  -------------
   UTILITIES - 0.3%
      Exelon Generation
         6.200%, 10/01/17                                50,000          57,698
                                                                  -------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $3,609,453)                                               3,621,662
                                                                  -------------

                                            See note to schedule of investments.

2 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.9%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 09/01/17                           $    38,680   $      41,917
         5.000%, 10/01/20                                16,576          17,858
         4.500%, 03/01/18                                15,098          16,018
         4.500%, 05/01/19                                22,995          24,607
         4.500%, 07/01/23                                42,650          45,360
      FNMA
         8.000%, 05/01/25                                10,319          12,030
         7.000%, 07/01/26                                12,606          14,459
         7.000%, 12/01/27                                12,133          13,943
         6.500%, 05/01/14                                11,051          11,753
         6.500%, 01/01/28                                10,787          12,215
         6.000%, 02/01/17                                44,175          47,962
         6.000%, 03/01/28                                12,981          14,409
         5.500%, 12/01/17                                44,024          47,487
         5.000%, 12/01/17                                12,100          13,073
         5.000%, 04/01/18                                61,176          66,094
         5.000%, 11/01/18                                 6,678           7,215
         5.000%, 03/01/34                               116,778         126,029
         4.500%, 02/01/19                                56,341          60,368
         4.500%, 05/01/19                               139,428         149,437
         4.500%, 06/01/19                                19,073          20,442
         4.000%, 09/01/18                                13,796          14,645
      FNMA, CMO REMIC,
         Ser 2003-25, Cl CD
         3.500%, 03/25/17                                    --              --
      GNMA
         7.000%, 02/15/26                                14,778          17,180
         7.000%, 10/15/27                                13,288          15,482
         7.000%, 03/15/29                                14,467          16,916
         6.500%, 05/15/28                                16,331          18,704
         6.500%, 01/15/29                                14,640          16,768
         6.000%, 04/15/29                                44,628          50,245
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $846,084)                                                912,616
                                                                  -------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 3.8%
--------------------------------------------------------------------------------
      Chase Mortgage Finance,
         Ser 2004-S1, Cl A3
         5.500%, 02/25/19                                61,412          63,970
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                                67,026          68,696
      CS First Boston Mortgage Securities,
         Ser 2005-C1, Cl A4 (C)
         5.014%, 02/15/38                               150,000         163,051
      DBUBS Mortgage Trust,
         Ser 2011-LC1A, Cl A1 (A)
         3.742%, 11/10/46                                73,958          76,990

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Lehman Mortgage Trust,
         Ser 2007-8, Cl 1A1
         6.000%, 09/25/37                           $   166,057   $     131,587
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                               100,000         104,870
      Residential Funding Mortgage Securities I,
         Ser 2004-S3, Cl A1
         4.750%, 03/25/19                                33,992          34,792
      Wells Fargo Mortgage Backed Securities Trust,
         Ser 2007-7, Cl A1
         6.000%, 06/25/37                               153,629         141,131
         Ser 2004-2, Cl A1
         5.000%, 01/25/19                                79,764          82,251
         Ser 2003-M, Cl A1 (C)
         4.692%, 12/25/33                                23,833          24,120
                                                                  -------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $908,585)                                                891,458
                                                                  -------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 2.3%
--------------------------------------------------------------------------------
      Avis Budget Rental Car Funding AESOP,
         Ser 2011-1A, Cl A (A)
         1.850%, 11/20/14                               100,000         100,270
      Centerpoint Energy Transition Bond,
         Ser 2005-A, Cl A3
         5.090%, 08/01/15                               125,000         133,767
      Centerpoint Energy Transition Bond,
         Ser 2001-1, Cl A4
         5.630%, 09/15/15                                45,775          48,525
      Hertz Vehicle Financing,
         Ser 2011-1A, Cl A1
         2.200%, 03/25/16                               100,000         101,357
      SLM Student Loan Trust,
         Ser 2011-A, Cl A1 (A) (C)
         1.243%, 10/15/24                                90,890          90,817
      World Omni Auto Receivables Trust,
         Ser 2011-A, Cl A4
         1.910%, 04/15/16                                75,000          76,579
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $548,972)                                                551,315
                                                                  -------------
--------------------------------------------------------------------------------
   TAXABLE MUNICIPAL BONDS - 1.4%
--------------------------------------------------------------------------------
   CALIFORNIA - 1.2%
      California State, Public School
         Improvements, Taxable, GO
         6.200%, 10/01/19                                50,000          56,584
      Los Angeles, Department of Water & Power
         Revenue, Build America Bonds, Taxable, RB
         6.574%, 07/01/45                                50,000          63,703

See note to schedule of investments.

                                                             HIGHMARK(R) FUNDS 3

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   TAXABLE MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Metropolitan Water District of Southern
         California, Build America Bonds,
         Taxable, RB
         6.947%, 07/01/40                           $   100,000   $     115,343
      University of California Revenue,
         Build America Bonds, Taxable, RB (C)
         1.988%, 05/15/50                                50,000          50,858
                                                                  -------------
                                                                        286,488
                                                                  -------------
   NEW JERSEY - 0.2%
      New Jersey State, Turnpike Authority
         Turnpike Revenue, Build America Bonds,
         Taxable, RB
         7.102%, 01/01/41                                25,000          32,815
                                                                  -------------
      TOTAL TAXABLE MUNICIPAL BONDS
         (Cost $284,165)                                                319,303
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.5%
--------------------------------------------------------------------------------
      Financial Select Sector SPDR ETF                    9,645         130,400
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $97,010)                                                 130,400
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 11.5%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.080%, dated 10/31/11, matures on
         11/01/11, repurchase price $2,696,635
         (collateralized by a U.S. Treasury Bond
         obligation, par value $2,490,000,
         3.875%, 08/15/40, total market
         value $2,864,430)                          $ 2,696,629       2,696,629
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $2,696,629)                                            2,696,629
                                                                  -------------
   TOTAL INVESTMENTS - 99.7%
      (Cost $20,614,235) ++                                          23,460,449
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.3%                                65,346
                                                                  -------------
   NET ASSETS - 100.0%                                            $  23,525,795
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.
# THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
++ AT OCTOBER 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $20,614,235, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,260,708 AND $(414,494), RESPECTIVELY.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A)-4, 4(2) OR RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2011 WERE $454,089 AND REPRESENTED 1.9% OF NET ASSETS.
(B) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF OCTOBER 31, 2011, THE VALUE OF THESE SECURITIES AMOUNTED TO $32,031, WHICH REPRESENTS 0.1% OF NET ASSETS.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2011.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
CMO    - COLLATERALIZED MORTGAGE OBLIGATION
ETF    - EXCHANGE TRADED FUND
FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO     - GENERAL OBLIGATION
MTN    - MEDIUM TERM NOTE
PLC    - PUBLIC LIABILITY COMPANY
RB     - REVENUE BOND
REIT   - REAL ESTATE INVESTMENT TRUST
REMIC  - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER    - SERIES
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

                                            See note to schedule of investments.

4 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

BALANCED FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                                          LEVEL 2      LEVEL 3
                                                         TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                                          VALUE AT        QUOTED        OBSERVABLE   UNOBSERVABLE
                                                          10/31/11         PRICE          INPUTS        INPUTS
                                                        -------------   ------------   -----------   ------------
   Common Stock **                                      $  14,337,066   $ 14,337,066   $        --   $         --
   Corporate Obligations                                    3,621,662             --     3,621,662             --
   U.S. Government Agency Mortgage-Backed Obligations         912,616             --       912,616             --
   Mortgage-Backed Securities                                 891,458             --       891,458             --
   Asset-Backed Securities                                    551,315             --       551,315             --
   Taxable Municipal Obligations                              319,303             --       319,303             --
   Registered Investment Company                              130,400        130,400            --             --
   Repurchase Agreement                                     2,696,629             --     2,696,629             --
                                                        -------------   ------------   -----------   ------------
Total:                                                  $  23,460,449   $ 14,467,466   $ 8,992,983   $         --
                                                        =============   ============   ===========   ============

**    See schedule of investments detail for industry breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                             HIGHMARK(R) FUNDS 5

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 94.7%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 12.9%
      American Greetings, Cl A                           26,100   $     417,861
      Ameristar Casinos                                  11,100         205,350
      Arctic Cat *                                       14,900         302,619
      Ark Restaurants                                    15,808         221,312
      Biglari Holdings *                                    700         241,584
      Blyth                                               8,500         474,555
      Bob Evans Farms                                     7,300         240,170
      Bridgepoint Education *                             6,200         134,354
      Brinker International                              25,600         586,240
      Chico's FAS                                        33,900         419,004
      Cinemark Holdings                                  13,700         283,179
      Dana Holding *                                     16,300         230,482
      Devry                                               2,000          75,360
      DSW, Cl A                                           3,200         167,488
      Finish Line, Cl A                                  19,900         399,990
      Flexsteel Industries                               11,900         169,575
      Foot Locker                                        33,000         721,380
      GameStop *                                          3,600          92,052
      Gannett                                            32,500         379,925
      Group 1 Automotive                                  3,600         164,016
      Helen of Troy * #                                  11,900         344,267
      HOT Topic                                          15,100         114,156
      Iconix Brand Group *                               27,500         493,625
      JOS A Bank Clothiers *                              6,400         342,016
      Lakes Entertainment *                              34,000          71,400
      Men's Wearhouse                                     4,200         129,696
      Meredith                                            3,400          91,222
      Pier 1 Imports *                                   43,500         544,185
      Red Robin Gourmet Burgers *                         7,300         183,011
      Rick's Cabaret International *                     42,900         335,478
      Ruth's Hospitality Group *                         32,300         152,456
      Scholastic                                          2,800          75,180
      Sotheby's                                           6,100         214,842
      Standard Motor Products                            23,900         371,645
      Steven Madden *                                     6,000         221,400
      Sturm Ruger                                         5,600         169,792
      Systemax *                                         18,500         279,905
      True Religion Apparel *                            12,200         413,824
      Warnaco Group *                                     2,500         122,750
      Wet Seal, Cl A *                                   34,200         143,298
      Wolverine World Wide                                5,500         208,615
                                                                  -------------
                                                                     10,949,259
                                                                  -------------
   CONSUMER STAPLES - 4.1%
      B&G Foods, Cl A                                    15,100         320,422
      Cal-Maine Foods                                     6,600         219,912
      Casey's General Stores                              5,400         267,570
      Corn Products International                         1,800          87,300
      Elizabeth Arden *                                   3,200         109,696
      Nature's Sunshine Products *                       14,200         246,512
      Omega Protein *                                    67,900         735,357
      Prestige Brands Holdings *                          7,700          81,466
      Ruddick                                             4,500         196,695
      Smithfield Foods *                                 10,900         249,174

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   CONSUMER STAPLES - (CONTINUED)
      Spectrum Brands Holdings *                          6,800   $     172,584
      Susser Holdings *                                  13,300         292,068
      Treehouse Foods *                                   2,700         165,618
      Universal                                           2,500         107,050
      Winn-Dixie Stores *                                40,700         258,038
                                                                  -------------
                                                                      3,509,462
                                                                  -------------
   ENERGY - 6.0%
      Berry Petroleum, Cl A                               5,500         190,025
      Bristow Group                                       4,500         224,010
      CVR Energy *                                       28,800         713,088
      Helix Energy Solutions Group *                     23,400         422,604
      ION Geophysical *                                  33,800         257,556
      Mitcham Industries *                               15,300         223,074
      Newpark Resources *                                26,400         235,752
      REX American Resources *                            7,000         127,680
      SEACOR Holdings *                                   8,900         757,835
      Stone Energy *                                     20,600         500,374
      Tesoro *                                           14,100         365,754
      W&T Offshore                                       13,800         271,722
      Western Refining *                                 50,700         810,186
                                                                  -------------
                                                                      5,099,660
                                                                  -------------
   FINANCIALS - 22.6%
      1st Source                                         32,200         774,088
      Advance America Cash Advance
         Centers                                         30,290         255,345
      Alexandria Real Estate Equities REIT                3,100         204,879
      Allied World Assurance Company
         Holdings #                                      13,650         793,065
      American Financial Group                            8,900         318,887
      American National Bankshares                       11,600         217,152
      American Safety Insurance Holdings * #              8,400         171,444
      Assurant                                           21,300         820,902
      Bank of the Ozarks                                  7,000         174,090
      Cash America International                          9,300         509,175
      Citizens & Northern                                41,700         690,969
      Community Bank System                               9,800         250,488
      Compass Diversified Holdings                       40,600         530,236
      Delphi Financial Group, Cl A                        8,800         233,024
      Dime Community Bancshares                          49,200         586,464
      Dupont Fabros Technology REIT                       5,600         116,424
      East West Bancorp                                   4,850          94,430
      Endurance Specialty Holdings #                     18,900         703,080
      Extra Space Storage REIT                           18,200         410,046
      Ezcorp, Cl A *                                      7,500         208,350
      First California Financial Group *                 44,600         145,842
      First Citizens BancShares, Cl A                     1,100         179,355
      First Horizon National                             12,000          83,880
      First Niagara Financial Group                      58,200         534,858
      Fulton Financial                                   19,500         184,080
      Hanover Insurance Group                            13,900         530,424
      Heartland Financial USA                            11,200         175,056

                                            See note to schedule of investments.

6  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Hospitality Properties Trust REIT                  13,800   $     331,614
      Interactive Brokers Group, Cl A                    11,300         173,794
      Liberty Property Trust REIT                         6,800         217,600
      Mack-Cali Realty REIT                               7,100         199,226
      MFA Financial REIT                                 22,400         151,200
      MicroFinancial                                     14,900          84,185
      Mission West Properties REIT                       81,600         634,848
      National Interstate                                 1,200          31,920
      Old National Bancorp                                8,100          93,717
      Omega Healthcare Investors REIT                     9,900         175,824
      One Liberty Properties REIT                        47,300         769,098
      Oritani Financial                                  12,800         165,888
      Pacific Premier Bancorp *                          30,500         198,860
      Popular * #                                       294,700         548,142
      ProAssurance                                        6,400         489,920
      Protective Life                                    15,900         295,740
      PS Business Parks REIT                             12,800         681,344
      Regency Centers REIT                                4,300         176,128
      Republic Bancorp, Cl A                             36,800         748,512
      RLI                                                 5,200         365,768
      SVB Financial Group *                               4,100         188,354
      Triangle Capital                                   17,100         286,596
      Universal Insurance Holdings                       53,100         224,082
      Validus Holdings #                                 21,500         588,240
      Washington Federal                                 11,900         162,435
      Webster Financial                                  28,700         563,668
      WesBanco                                           29,569         587,240
      World Acceptance *                                  2,800         189,420
                                                                  -------------
                                                                     19,219,396
                                                                  -------------
   HEALTH CARE - 6.7%
      Addus HomeCare *                                   21,400          82,390
      Arthrocare *                                       15,400         464,310
      Centene *                                          19,300         678,395
      Charles River Laboratories International *          4,400         142,032
      Chemed                                              1,300          77,168
      Cooper                                              5,900         408,870
      Cornerstone Therapeutics *                         23,300         142,829
      Cryolife *                                         33,000         152,130
      Integramed America *                               19,700         157,797
      Magellan Health Services *                         17,700         911,019
      Medicis Pharmaceutical, Cl A                        3,800         145,502
      Omnicare                                            6,100         181,902
      Par Pharmaceutical *                                6,900         211,140
      PerkinElmer                                         9,200         190,164
      RTI Biologics *                                    73,300         329,850
      Sirona Dental Systems *                             4,600         220,340
      Teleflex                                            3,700         221,482
      Triple-S Management, Cl B * #                       9,000         171,000
      Viropharma *                                       10,700         216,568
      WellCare Health Plans *                            12,200         597,922
                                                                  -------------
                                                                      5,702,810
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 18.5%
      Aircastle #                                        16,900   $     204,997
      Alaska Air Group *                                  8,700         578,811
      Allegiant Travel *                                  5,000         259,800
      Allied Motion Technologies *                       58,500         307,710
      Ampco-Pittsburgh                                   12,200         256,078
      Applied Industrial Technologies                     3,800         127,756
      Barnes Group                                        7,000         162,890
      Barrett Business Services                          40,600         644,322
      Beacon Roofing Supply *                             9,600         176,928
      Belden                                              9,700         313,116
      Briggs & Stratton                                   5,800          84,680
      Brink's                                            17,900         497,441
      CBIZ *                                             12,300          77,859
      Corrections Corp of America *                       3,600          80,028
      Crane                                               9,700         427,867
      Deluxe                                              6,100         144,082
      DXP Enterprises *                                  10,800         269,784
      Ecology and Environment, Cl A                      17,500         289,625
      EMCOR Group                                        26,100         654,327
      Ennis                                               6,000          87,780
      Espey Manufacturing & Electronics                  12,900         312,180
      Esterline Technologies *                            2,200         122,980
      Fly Leasing, ADR                                   39,400         509,442
      GATX                                               13,700         520,326
      GeoEye *                                            2,300          77,211
      Hardinge                                            8,300          72,376
      Heidrick & Struggles International                  5,800         114,724
      Hurco *                                            17,900         467,548
      Huron Consulting Group *                            3,900         140,439
      Intersections                                      19,300         325,977
      Kadant *                                           27,600         597,540
      Kelly Services, Cl A                               35,530         580,915
      Kennametal                                          9,800         381,122
      Key Technology *                                   27,088         305,553
      Lincoln Electric Holdings                          14,300         520,520
      M&F Worldwide *                                     8,700         215,412
      MasTec *                                           25,700         555,634
      Miller Industries                                  28,500         582,540
      NACCO Industries, Cl A                              8,700         714,270
      Navigant Consulting *                              16,300         184,679
      Powell Industries *                                 5,400         181,494
      Primoris Services Corp                             17,800         231,756
      Sauer-Danfoss *                                     6,900         267,168
      SL Industries *                                    29,600         590,520
      Standex International                               6,200         239,382
      Triumph Group                                       6,200         360,220
      Ultralife Corp *                                    7,935          35,866
      United Stationers *                                 5,600         178,136
      URS *                                              17,800         635,460
      Vicor                                               8,380          76,677
                                                                  -------------
                                                                     15,743,948
                                                                  -------------

See note to schedule of investments.

                                                             HIGHMARK(R) FUNDS 7

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - 12.1%
      ACI Worldwide *                                    11,500   $     352,705
      Agilysys *                                         24,600         208,854
      Ancestry.com *                                      8,900         202,653
      Brightpoint *                                      53,700         545,055
      CACI International, Cl A *                          4,600         252,494
      CVD Equipment *                                    10,700         173,019
      Diebold                                             8,400         271,152
      EarthLink                                          24,000         168,240
      Entegris *                                         47,500         425,600
      Ingram Micro, Cl A *                               14,300         255,684
      Insight Enterprises *                              30,400         513,760
      IXYS *                                             21,200         289,804
      j2 Global Communications                            8,600         264,708
      Jabil Circuit                                      24,900         511,944
      Kulicke & Soffa Industries *                       53,400         515,310
      MAXIMUS                                            20,700         835,038
      MKS Instruments                                    14,300         380,952
      Monotype Imaging Holdings *                        37,900         514,303
      Mts Systems                                        17,400         638,058
      Newport *                                          45,300         627,405
      Novellus Systems                                    9,400         324,770
      ON Semiconductor *                                 22,100         167,297
      Plantronics                                        13,200         441,012
      Tech Data *                                         5,300         260,654
      TeleTech Holdings *                                29,200         510,416
      Vishay Intertechnology *                           53,400         574,050
                                                                  -------------
                                                                     10,224,937
                                                                  -------------
   MATERIALS - 7.0%
      Buckeye Technologies                               22,300         674,352
      Cabot                                               3,000          90,540
      Coeur d'Alene Mines *                               4,700         120,179
      Domtar #                                            4,500         368,595
      Friedman Industries                                40,800         427,584
      Haynes International                                1,400          81,886
      Innophos Holdings                                   7,200         316,728
      Innospec                                           31,800         960,360
      KapStone Paper and Packaging *                      8,300         136,120
      Mercer International * #                           30,200         207,776
      Minerals Technologies                               1,600          87,744
      Myers Industries Inc                               28,300         345,826
      Neenah Paper                                        4,000          66,000
      OM Group *                                         14,800         427,868
      PH Glatfelter                                      15,000         225,000
      Sealed Air                                         30,800         548,240
      TPC Group *                                        15,400         305,998
      UFP Technologies *                                 34,100         514,228
                                                                  -------------
                                                                      5,905,024
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES - 0.3%
      Hawaiian Telcom Holdco Inc *                        5,400   $      79,704
      USA Mobility                                       14,200         185,594
                                                                  -------------
                                                                        265,298
                                                                  -------------
   UTILITIES - 4.5%
      Allete                                              6,700         264,717
      Chesapeake Utilities                                9,200         389,988
      El Paso Electric                                    2,500          80,075
      MGE Energy                                         14,700         641,508
      New Jersey Resources                                2,600         122,252
      PNM Resources                                      10,500         188,790
      Portland General Electric                          22,700         557,058
      Southwest Gas                                       4,200         165,816
      TECO Energy                                        18,200         337,974
      Transportadora de Gas del Sur SA, ADR #            65,400         206,010
      Unisource Energy                                   23,200         864,896
                                                                  -------------
                                                                      3,819,084
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $76,176,048)                                          80,438,878
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 3.5%
--------------------------------------------------------------------------------
      iShares Russell 2000 Value Index
         Fund ETF                                        12,400         809,472
      iShares S&P SmallCap 600 Value
         Index Fund ETF                                  11,900         812,413
      Rydex S&P SmallCap 600 Pure
         Value ETF                                       24,300         874,314
      Vanguard S&P Small-Cap 600
         Value ETF                                        7,500         440,625
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $2,604,161)                                            2,936,824
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.5%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.080%, dated 10/31/11, matures
         on 11/01/11, repurchase price
         $466,082 (collateralized by a
         U.S. Treasury Bond obligation, par
         value $430,000, 3.875%, 08/15/40,
         total market value $494,661)               $   466,081         466,081
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $466,081)                                                466,081
                                                                  -------------
   TOTAL INVESTMENTS - 98.7%
      (Cost $79,246,290) ++                                          83,841,783
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 1.3%                             1,144,871
                                                                  -------------
   NET ASSETS - 100.0%                                            $  84,986,654
                                                                  =============

                                            See note to schedule of investments.

8 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

COGNITIVE VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.
# THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
++ AT OCTOBER 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $79,246,290, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,099,121 AND $(2,503,628), RESPECTIVELY.

ADR   - AMERICAN DEPOSITARY RECEIPT
CL    - CLASS
ETF   - EXCHANGE TRADED FUND
REIT  - REAL ESTATE INVESTMENT TRUST
S&P   - STANDARD & POOR'S

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                          LEVEL 2        LEVEL 3
                                           TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                            VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
                                            10/31/11         PRICE         INPUTS        INPUTS
                                          ------------   ------------   -----------   ------------
   Common Stock **                        $ 80,438,878   $ 80,438,878   $        --   $         --
   Registered Investment Companies           2,936,824      2,936,824            --             --
   Repurchase Agreement                        466,081             --       466,081             --
                                          ------------   ------------   -----------   ------------
Total:                                    $ 83,841,783   $ 83,375,702   $   466,081   $         --
                                          ============   ============   ===========   ============

**    See schedule of investments detail for industry breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                             HIGHMARK(R) FUNDS 9

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.9%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 3.2%
      Amazon.com *                                        3,660   $     781,447
      Comcast, Cl A                                      20,000         469,000
      Garmin #                                            7,050         242,450
      Netflix *                                           4,580         375,926
      Priceline.com *                                     1,500         761,580
                                                                  -------------
                                                                      2,630,403
                                                                  -------------
   HEALTH CARE - 7.2%
      Agilent Technologies *                              9,760         361,803
      Alexion Pharmaceuticals *                           5,000         337,550
      Alkermes * #                                       10,000         174,900
      Amgen                                               7,000         400,890
      Amylin Pharmaceuticals *                           10,000         115,200
      Ariad Pharmaceuticals *                            17,000         197,710
      Biogen Idec *                                       3,000         349,080
      Bristol-Myers Squibb                                5,000         157,950
      Celgene *                                           7,000         453,810
      Cubist Pharmaceuticals *                            4,000         151,240
      Dendreon *                                          4,000          43,760
      Endo Pharmaceuticals Holdings *                     6,000         193,860
      Gilead Sciences *                                   9,500         395,770
      Illumina *                                          5,000         153,100
      Incyte *                                            8,000         110,160
      InterMune *                                         8,000         204,000
      Life Technologies *                                 4,000         162,680
      Myriad Genetics *                                   4,000          85,120
      NuPathe *                                          29,000          76,270
      Perrigo                                             1,200         108,336
      Pharmasset *                                        1,500         105,600
      QIAGEN * #                                          8,000         110,240
      Questcor Pharmaceuticals *                          6,000         243,660
      Salix Pharmaceuticals *                             6,000         205,530
      Teva Pharmaceutical Industries, SP ADR              8,000         326,800
      United Therapeutics *                               4,000         174,920
      Vertex Pharmaceuticals *                            6,000         237,540
      Warner Chilcott, Cl A *                             9,000         163,080
      XenoPort *                                         12,500          76,250
                                                                  -------------
                                                                      5,876,809
                                                                  -------------
   INFORMATION TECHNOLOGY - 87.7%
      Accenture, Cl A #                                  22,350       1,346,811
      ACI Worldwide *                                     9,100         279,097
      Activision Blizzard                                37,100         496,769
      Adobe Systems *                                    14,000         411,740
      Advanced Micro Devices *                           50,600         294,998
      Akamai Technologies *                               8,000         215,520
      Alcatel-Lucent, SP ADR *                           84,000         230,160
      Altera                                             10,300         390,576
      Amdocs * #                                         16,100         483,322
      Amphenol, Cl A                                      8,500         403,665
      Analog Devices                                     12,150         444,326
      Apple *                                            17,000       6,881,260

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Applied Materials                                  45,250   $     557,480
      ASML Holding #                                     12,847         538,675
      Atmel *                                            15,000         158,400
      Autodesk *                                         19,900         688,540
      Automatic Data Processing                          14,000         732,620
      Avnet *                                             8,590         260,363
      Baidu, SP ADR *                                     4,650         651,837
      BMC Software *                                     19,300         670,868
      Broadcom, Cl A *                                   24,610         888,175
      CA                                                 20,500         444,030
      Check Point Software Technologies * #              19,000       1,094,970
      Cisco Systems                                      85,000       1,575,050
      Citrix Systems *                                   12,800         932,224
      Cognizant Technology Solutions, Cl A *             19,170       1,394,617
      Computer Sciences                                   6,000         188,760
      Corning                                            37,610         537,447
      Cree *                                              5,000         133,200
      Cypress Semiconductor *                            11,600         221,676
      Dell *                                             31,300         494,853
      eBay *                                             31,100         989,913
      Electronic Arts *                                  10,550         246,342
      EMC *                                              55,720       1,365,697
      Equinix *                                           4,500         432,045
      F5 Networks *                                      10,720       1,114,344
      Fairchild Semiconductor International *            15,000         224,550
      Fiserv *                                            7,800         459,186
      Flextronics International * #                      30,000         196,950
      Google, Cl A *                                      6,400       3,792,896
      GT Advanced Technologies *                         42,200         346,040
      Harris                                              8,230         310,682
      Hewlett-Packard                                    33,710         897,023
      Hitachi, ADR                                        9,500         513,760
      IAC/InterActiveCorp                                 9,125         372,574
      Informatica *                                      10,000         455,000
      Intel                                              86,000       2,110,440
      International Business Machines                    13,550       2,501,736
      Intersil, Cl A                                     14,650         175,360
      Intuit                                              8,650         464,245
      Juniper Networks *                                 19,600         479,612
      KLA-Tencor                                         15,000         706,350
      Lam Research *                                     11,550         496,534
      Lexmark International, Cl A                         8,000         253,600
      Linear Technology                                  12,350         399,029
      Marvell Technology Group * #                       57,650         806,524
      Maxim Integrated Products                          18,700         489,192
      Microchip Technology                               13,000         470,080
      Micron Technology *                                70,100         391,859
      Microsoft                                         119,070       3,170,834
      NetApp *                                           22,020         901,939
      Netease.com, ADR *                                  5,300         251,061
      Nintendo, ADR                                      17,100         323,190
      Nokia, SP ADR                                      29,000         195,170

                                            See note to schedule of investments.

10 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

ENHANCED GROWTH FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Novellus Systems *                                  8,000   $     276,400
      Nuance Communications *                            20,000         529,600
      NVIDIA *                                           33,425         494,690
      ON Semiconductor *                                 60,700         459,499
      Open Text (Canada) *                                6,800         414,936
      Oracle                                             70,990       2,326,342
      Paychex                                            10,100         294,314
      Polycom *                                          14,000         231,420
      Qualcomm                                           35,600       1,836,960
      Red Hat *                                          15,200         754,680
      Research In Motion (Canada) *                       8,780         177,356
      Riverbed Technology *                              18,300         504,714
      Salesforce.com *                                   10,150       1,351,676
      Samsung Electronics, GDR #                          2,350       1,011,205
      SanDisk *                                          20,000       1,013,400
      SAP, ADR                                            6,300         380,268
      Seagate Technology #                               42,000         678,300
      Siliconware Precision Industries, ADR              34,309         178,407
      Sohu.com *                                          4,900         295,960
      SuccessFactors *                                   13,200         352,440
      Symantec *                                         25,000         425,250
      SYNNEX *                                           12,400         357,988
      Taiwan Semiconductor Manufacturing,
         SP ADR                                          31,506         397,606
      TE Connectivity #                                  14,300         508,365
      Teradata *                                         12,850         766,631
      Teradyne *                                         20,000         286,400
      Texas Instruments                                  37,000       1,137,010
      TIBCO Software *                                   13,500         390,015
      Trimble Navigation *                                5,600         226,296
      Varian Semiconductor
         Equipment Associates *                           4,500         282,465
      VeriSign                                           18,400         590,456
      VMware, Cl A *                                      6,700         654,925
      Western Digital *                                  16,000         426,240
      Xilinx                                             25,000         836,500
      Yahoo! *                                           27,000         422,280
                                                                  -------------
                                                                     71,616,780
                                                                  -------------
   TELECOMMUNICATION SERVICES - 0.8%
      American Tower, Cl A *                              7,050         388,455
      Millicom International Cellular #                   2,450         269,255
                                                                  -------------
                                                                        657,710
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $55,074,159)                                          80,781,702
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.9%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.080%, dated 10/31/11, matures on
         11/01/11, repurchase price $762,117
         (collateralized by a U.S. Treasury Note
         obligation, par value $705,000,
         3.875%, 08/15/40, total market
         value $780,004)                            $   762,116   $     762,116
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $762,116)                                                762,116
                                                                  -------------
   TOTAL INVESTMENTS - 99.8%
      (Cost $55,836,275) ++                                          81,543,818
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.2%                               181,266
                                                                  -------------
   NET ASSETS - 100.0%                                            $  81,725,084
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.
# THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
++ AT OCTOBER 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $55,836,275, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $29,610,663 AND $(3,903,120), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
GDR    - GLOBAL DEPOSITARY RECEIPT
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 11

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

ENHANCED GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                LEVEL 2         LEVEL 3
                               TOTAL FAIR       LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                VALUE AT        QUOTED        OBSERVABLE     UNOBSERVABLE
                                10/31/11         PRICE           INPUTS         INPUTS
                             -------------   -------------   -------------   ------------
   Common Stock **           $  80,781,702   $  80,781,702   $          --   $         --
   Repurchase Agreement            762,116              --         762,116             --
                             -------------   -------------   -------------   ------------
Total:                       $  81,543,818   $  80,781,702   $     762,116   $         --
                             =============   =============   =============   ============

** See schedule of investments detail for industry breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

12 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

EQUITY INCOME FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.4%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 7.2%
      Foot Locker                                         9,653   $     211,015
      Home Depot                                          6,509         233,022
      International Game Technology                      15,000         263,850
      Target                                              4,500         246,375
      Time Warner                                         7,000         244,930
      Time Warner Cable                                   3,371         214,699
                                                                  -------------
                                                                      1,413,891
                                                                  -------------
   CONSUMER STAPLES - 4.2%
      Altria Group                                       13,301         366,443
      JM Smucker                                          2,657         204,642
      PepsiCo                                             3,910         246,135
                                                                  -------------
                                                                        817,220
                                                                  -------------
   ENERGY - 11.9%
      Chevron                                             5,184         544,579
      ConocoPhillips                                      3,910         272,331
      ExxonMobil                                          9,031         705,231
      Pengrowth Energy (Canada)                          14,463         151,138
      Spectra Energy                                     10,744         307,601
      Williams                                           11,367         342,260
                                                                  -------------
                                                                      2,323,140
                                                                  -------------
   FINANCIALS - 21.2%
      American Express                                    6,768         342,596
      Annaly Capital Management REIT                     22,521         379,479
      Bank of Hawaii                                      4,184         176,690
      Chimera Investment REIT                           162,347         488,664
      Chubb                                               3,979         266,792
      Commerce Bancshares                                 7,877         305,628
      Home Properties REIT                                4,184         246,438
      Huntington Bancshares                              28,000         145,040
      JPMorgan Chase                                      6,328         219,961
      M&T Bank                                            3,000         228,330
      Macerich REIT                                       3,930         195,557
      Rayonier REIT                                       6,413         267,614
      Trustmark                                          15,105         334,425
      U.S. Bancorp                                       12,888         329,804
      Wells Fargo                                         7,504         194,429
                                                                  -------------
                                                                      4,121,447
                                                                  -------------
   HEALTH CARE - 10.9%
      Bristol-Myers Squibb                               16,316         515,422
      Johnson & Johnson                                   7,694         495,417
      Merck                                              11,056         381,432
      Pfizer                                             22,899         441,035
      UnitedHealth Group                                  5,934         284,773
                                                                  -------------
                                                                      2,118,079
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 17.8%
      Boeing                                              3,703   $     243,620
      Deluxe                                             14,331         338,498
      Eaton                                               8,939         400,646
      General Electric                                   32,186         537,828
      Lockheed Martin                                     3,703         281,058
      National Presto Industries                          3,371         321,930
      Northrop Grumman                                    3,654         211,019
      Raytheon                                            5,500         243,045
      Textainer Group Holdings                            6,509         178,672
      Tyco International #                                9,153         416,919
      WW Grainger                                         1,672         286,430
                                                                  -------------
                                                                      3,459,665
                                                                  -------------
   INFORMATION TECHNOLOGY - 6.3%
      Intel                                               9,509         233,351
      International Business Machines                     3,506         647,313
      Microsoft                                          12,979         345,631
                                                                  -------------
                                                                      1,226,295
                                                                  -------------
   MATERIALS - 4.8%
      EI Du Pont de Nemours                               8,049         386,915
      International Paper                                10,021         277,582
      PPG Industries                                      3,138         271,155
                                                                  -------------
                                                                        935,652
                                                                  -------------
   TELECOMMUNICATION SERVICES - 6.2%
      AT&T                                                9,238         270,766
      BCE (Canada)                                       10,299         407,943
      Verizon Communications                             14,437         533,880
                                                                  -------------
                                                                      1,212,589
                                                                  -------------
   UTILITIES - 6.9%
      CMS Energy                                         15,100         314,382
      Duke Energy                                        10,383         212,021
      Exelon                                              9,000         399,510
      Xcel Energy                                        16,000         413,600
                                                                  -------------
                                                                      1,339,513
                                                                  -------------
         TOTAL COMMON STOCK
         (Cost $16,975,357)                                          18,967,491
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.2%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           423,274         423,274
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $423,274)                                                423,274
                                                                  -------------
   TOTAL INVESTMENTS - 99.6%
      (Cost $17,398,631) ++                                          19,390,765
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.4%                                86,290
                                                                  -------------
   NET ASSETS - 100.0%                                            $  19,477,055
                                                                  =============

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 13

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

EQUITY INCOME FUND (CONCLUDED)

# THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
++ AT OCTOBER 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $17,398,631, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,303,024 AND $(310,890), RESPECTIVELY.

REIT  - REAL ESTATE INVESTMENT TRUST

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT OCTOBER 31, 2011 IS AS FOLLOWS:

LONG FUTURES       NUMBER OF      EXPIRATION       COUNTER-       UNREALIZED
OUTSTANDING        CONTRACTS         DATE            PARTY      APPRECIATION*
------------------------------------------------------------------------------
S&P 500 E-MINI         1         DECEMBER 2011        MCQ           $2,449

* THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE TO SCHEDULE OF INVESTMENTS FOR ADDITIONAL DETAILS.

MCQ - MACQUARIE FUTURES USA INC., SUBSIDIARY OF MACQUARIE GROUP LTD. S&P - STANDARD & POOR'S

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                   LEVEL 2         LEVEL 3
                                  TOTAL FAIR       LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                   VALUE AT        QUOTED        OBSERVABLE     UNOBSERVABLE
                                   10/31/11         PRICE           INPUTS         INPUTS
                                -------------   -------------   -------------   ------------
   Investment in Securities**   $  19,390,765   $  19,390,765   $          --   $         --
   Derivatives (1)
      Equity Contracts                  2,449           2,449              --             --
                                -------------   -------------   -------------   ------------
Total:                          $  19,393,214   $  19,393,214   $          --   $         --
                                =============   =============   =============   ============

** See schedule of investments detail for industry and security type breakouts.
(1)   Investments in derivatives include open futures contracts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

14 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

GENEVA MID CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.9%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 21.6%
      Chipotle Mexican Grill *                           33,450   $  11,243,214
      Coach                                             169,315      11,017,327
      Deckers Outdoor *                                  84,010       9,681,312
      Dick's Sporting Goods *                           315,900      12,348,531
      Gentex                                            245,440       7,392,653
      LKQ *                                             295,035       8,609,121
      O'Reilly Automotive *                             182,220      13,857,831
      Panera Bread, Cl A *                              101,095      13,515,391
      Tractor Supply                                    187,155      13,276,776
      Urban Outfitters *                                209,910       5,720,048
                                                                  -------------
                                                                    106,662,204
                                                                  -------------
   CONSUMER STAPLES - 3.7%
      Church & Dwight                                   247,480      10,933,666
      JM Smucker                                         97,825       7,534,482
                                                                  -------------
                                                                     18,468,148
                                                                  -------------
   ENERGY - 10.2%
      CARBO Ceramics                                     58,240       7,911,904
      Concho Resources *                                101,395       9,604,134
      FMC Technologies *                                190,110       8,520,730
      Oil States International *                        125,290       8,721,437
      Range Resources                                   130,795       9,003,928
      Whiting Petroleum *                               134,950       6,281,923
                                                                  -------------
                                                                     50,044,056
                                                                  -------------
   FINANCIALS - 6.0%
      Affiliated Managers Group *                        76,120       7,049,473
      East West Bancorp                                 308,235       6,001,335
      IntercontinentalExchange *                         66,780       8,673,386
      Signature Bank *                                  138,705       7,732,804
                                                                  -------------
                                                                     29,456,998
                                                                  -------------
   HEALTH CARE - 11.7%
      Cerner *                                          209,090      13,262,579
      CR Bard                                            61,145       5,255,413
      DENTSPLY International                            136,660       5,050,954
      IDEXX Laboratories *                              136,615       9,834,914
      ResMed *                                          280,280       7,931,924
      SXC Health Solutions *                            177,600       8,315,232
      Varian Medical Systems *                          135,830       7,975,938
                                                                  -------------
                                                                     57,626,954
                                                                  -------------
   INDUSTRIAL - 20.1%
      AMETEK                                            194,575       7,689,604
      CH Robinson Worldwide                             108,915       7,561,968
      Copart *                                          194,085       8,452,402
      Expeditors International of
         Washington                                     177,260       8,083,056
      Fastenal                                          351,450      13,386,730
      Genesee & Wyoming, Cl A *                         119,400       7,069,674
      IDEX                                              145,945       5,173,750
      IHS, Cl A *                                       131,940      11,081,641

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Lincoln Electric Holdings                         194,125   $   7,066,150
      Roper Industries                                  141,565      11,480,922
      Stericycle *                                      143,785      12,017,550
                                                                  -------------
                                                                     99,063,447
                                                                  -------------
   INFORMATION TECHNOLOGY - 23.0%
      Amphenol, Cl A                                    198,450       9,424,391
      ANSYS *                                           199,000      10,817,640
      Citrix Systems *                                  142,605      10,385,922
      Cognizant Technology Solutions, Cl A *            154,675      11,252,606
      F5 Networks *                                      58,750       6,107,062
      FactSet Research Systems                           97,900       9,733,218
      Fiserv *                                           98,385       5,791,925
      Intuit                                            227,030      12,184,700
      MICROS Systems *                                  228,455      11,244,555
      Red Hat *                                         125,465       6,229,337
      Riverbed Technology *                             233,480       6,439,378
      Teradata *                                         87,515       5,221,145
      Trimble Navigation *                              215,845       8,722,296
                                                                  -------------
                                                                    113,554,175
                                                                  -------------
   MATERIALS - 1.6%
      Sigma-Aldrich                                     118,635       7,768,220
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $371,506,418)                                        482,644,202
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.7%
--------------------------------------------------------------------------------
     Dreyfus Cash Management                         13,420,232      13,420,232
                                                                  -------------
     TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $13,420,232)                                          13,420,232
                                                                  -------------
   TOTAL INVESTMENTS - 100.6%
     (Cost $384,926,650) ++                                         496,064,434
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.6)%                          (2,729,532)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 493,334,902
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
++ AT OCTOBER 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $384,926,650, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $115,245,064 AND $(4,107,280), RESPECTIVELY.

CL    - CLASS

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 15

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

GENEVA MID CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                                  LEVEL 2       LEVEL 3
                                                   TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                                    10/31/11         PRICE         INPUTS        INPUTS
                                                 -------------   ------------   -----------   ------------
Investment in Securities**                       $ 496,064,434   $496,064,434   $        --   $         --
                                                 =============   ============   ===========   ============

** See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund's Policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

16 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

GENEVA SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 91.6%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 15.9%
      BJ's Restaurants *                                  6,610   $     349,867
      Dick's Sporting Goods *                             6,725         262,880
      Hibbett Sports *                                   15,185         625,470
      JOS A Bank Clothiers *                              7,470         399,197
      LKQ *                                              15,340         447,621
      Monro Muffler Brake                                18,592         689,577
      Panera Bread, Cl A *                                3,510         469,252
      Ulta Salon, Cosmetics & Fragrance *                 9,605         646,320
      Vitamin Shoppe *                                    9,195         346,743
                                                                  -------------
                                                                      4,236,927
                                                                  -------------
   CONSUMER STAPLES - 3.6%
      Diamond Foods                                       7,510         493,782
      TreeHouse Foods *                                   7,900         484,586
                                                                  -------------
                                                                        978,368
                                                                  -------------
   ENERGY - 8.6%
      Brigham Exploration *                              10,770         392,190
      Dril-Quip *                                         8,710         567,021
      GeoResources *                                      5,745         152,472
      Rosetta Resources *                                10,720         475,325
      SM Energy                                           8,515         705,979
                                                                  -------------
                                                                      2,292,987
                                                                  -------------
   FINANCIALS - 4.0%
      Affiliated Managers Group *                         2,655         245,880
      MarketAxess Holdings                               13,715         400,889
      Texas Capital Bancshares *                         14,895         417,060
                                                                  -------------
                                                                      1,063,829
                                                                  -------------
   HEALTH CARE - 17.5%
      Haemonetics *                                       6,675         406,841
      HMS Holdings *                                     23,240         567,986
      IDEXX Laboratories *                                4,545         327,194
      Masimo                                             13,770         284,764
      Medidata Solutions *                               14,945         268,711
      MWI Veterinary Supply *                             7,135         538,692
      Neogen *                                           12,835         496,073
      PAREXEL International *                            16,990         374,290
      Quality Systems                                    10,950         426,065
      SXC Health Solutions *                             11,360         531,875
      Techne                                              6,575         452,360
                                                                  -------------
                                                                      4,674,851
                                                                  -------------
   INDUSTRIAL - 17.6%
      Acuity Brands                                      10,070         466,241
      Aerovironment *                                     7,695         254,166
      Allegiant Travel *                                  7,585         394,117
      CIRCOR International                               10,865         378,319
      Donaldson                                           7,335         469,807
      Genesee & Wyoming, Cl A *                          11,880         703,415
      Healthcare Services Group                          23,220         402,867
      Kaydon                                              9,265         291,477

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Marten Transport                                   17,975   $     318,337
      Middleby *                                          5,735         483,346
      RBC Bearings *                                     13,265         537,233
                                                                  -------------
                                                                      4,699,325
                                                                  -------------
   INFORMATION TECHNOLOGY - 22.2%
      Acme Packet *                                       8,875         321,364
      Bottomline Technologies *                          21,545         523,328
      Concur Technologies *                               9,295         432,403
      Constant Contact *                                 17,960         363,510
      DTS *                                              10,845         304,636
      Factset Research Systems                            4,340         431,483
      Interactive Intelligence Group *                   17,685         490,759
      Liquidity Services *                               13,985         455,352
      LogMeIn *                                           9,865         401,209
      Pegasystems                                        10,190         385,080
      Riverbed Technology *                              14,050         387,499
      Tyler Technologies *                               21,345         673,862
      Ultimate Software Group *                          12,345         742,922
                                                                  -------------
                                                                      5,913,407
                                                                  -------------
   MATERIALS - 2.2%
      Balchem                                            15,867         585,016
                                                                  -------------
     TOTAL COMMON STOCK
        (Cost $21,575,610)                                           24,444,710
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.4%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           634,057         634,057
                                                                  -------------
     TOTAL REGISTERED INVESTMENT COMPANY
        (Cost $634,057)                                                 634,057
                                                                  -------------
   TOTAL INVESTMENTS - 94.0%
      (Cost $22,209,667) ++                                          25,078,767
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 6.0%                             1,595,520
                                                                  -------------
   NET ASSETS - 100.0%                                            $  26,674,287
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
++ AT OCTOBER 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $22,209,667, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,541,721 AND $(672,621), RESPECTIVELY.

CL    - CLASS

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 17

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

GENEVA SMALL CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                                  LEVEL 2       LEVEL 3
                                                   TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                                    10/31/11         PRICE         INPUTS        INPUTS
                                                 -------------   ------------   -----------   ------------
Investments in Securities **                     $  25,078,767   $25,078,767    $        --   $         --
                                                 =============   ============   ===========   ============

** See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

18 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.8%
--------------------------------------------------------------------------------
   AUSTRALIA - 7.6%
      Ausdrill ^                                        250,000   $     762,578
      Australia & New Zealand
         Banking Group ^                                 60,000       1,355,780
      BHP Billiton ^                                     40,000       1,565,780
      Campbell Brothers ^                                20,000         962,797
      Challenger Financial Services Group ^             200,000         953,428
      Coca-Cola Amatil ^                                100,000       1,290,881
      Commonwealth Bank of Australia ^                   30,000       1,541,096
      Flight Centre ^ (A)                                35,000         726,725
      Iluka Resources ^                                  50,000         831,232
      Leighton Holdings ^                                35,000         795,106
      Medusa Mining ^                                   100,000         702,957
      Orica ^                                            35,000         947,992
      Ramsay Health Care ^                               40,000         786,292
      Stockland ^                                       250,000         825,549
      Suncorp Group ^                                   120,000       1,076,986
      Wesfarmers ^                                       25,000         848,211
                                                                  -------------
                                                                     15,973,390
                                                                  -------------
   BRAZIL - 3.4%
      Banco do Brasil                                   110,000       1,678,656
      Companhia de Bebidas das Americas
         (AmBev), ADR                                    25,000         843,000
      Eletropaulo Metropolitana
         Eletricidade de Sao Paulo                       50,000         902,816
      Klabin                                            220,000         808,574
      Lojas Renner                                       22,000         668,899
      Petroleo Brasileiro, ADR                           30,000         810,300
      Telefonica Brasil                                  25,000         727,350
      Vale, SP ADR                                       30,000         762,300
                                                                  -------------
                                                                      7,201,895
                                                                  -------------
   CANADA - 3.1%
      Alimentation Couche Tard                           30,000         902,935
      Bank of Montreal                                   15,000         886,230
      Barrick Gold                                       17,000         839,298
      Cenovus Energy                                     25,000         856,283
      Centerra Gold                                      40,000         792,977
      Intact Financial                                   20,000       1,116,027
      Precision Drilling *                               90,000       1,043,792
                                                                  -------------
                                                                      6,437,542
                                                                  -------------
   CYPRUS - 0.4%
      ProSafe ^                                         120,000         907,050
                                                                  -------------
   CZECH REPUBLIC - 1.1%
      CEZ ^                                              30,000       1,268,578
      Komercni Banka ^                                    5,000         956,662
                                                                  -------------
                                                                      2,225,240
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   FRANCE - 6.9%
      Arkema ^                                           12,000   $     815,509
      AtoS ^                                             17,000         821,860
      AXA ^                                              44,311         712,696
      BNP Paribas ^                                      20,000         893,098
      Casino Guichard-Perrachon ^                        12,000       1,123,650
      Christian Dior ^                                    9,000       1,269,754
      Cie de St-Gobain ^                                 20,000         924,350
      Natixis ^                                         200,000         633,850
      Safran ^                                           25,000         816,401
      Sanofi ^                                           20,000       1,430,781
      Suez Environnement ^                               50,000         784,398
      Total ^                                            30,000       1,565,317
      Valeo ^                                            20,000       1,003,906
      Vinci ^                                            18,000         882,690
      Vivendi ^                                          40,000         893,857
                                                                  -------------
                                                                     14,572,117
                                                                  -------------
   GERMANY - 7.4%
      Allianz ^                                           8,000         890,097
      BASF ^                                             22,000       1,605,909
      Bayer ^                                            30,000       1,911,360
      Bayerische Motoren Werke ^                         20,000       1,624,683
      Deutsche Bank ^                                    30,000       1,240,457
      Deutsche Lufthansa ^                               40,000         543,463
      E.ON ^                                             55,000       1,326,324
      Freenet ^                                          60,000         773,508
      Hannover Rueckversicherung ^                       20,000         984,691
      Infineon Technologies ^                           180,000       1,620,579
      Lanxess ^                                          20,000       1,168,120
      MAN ^                                               8,000         704,882
      Siemens ^                                          12,000       1,257,851
                                                                  -------------
                                                                     15,651,924
                                                                  -------------
   HONG KONG - 4.6%
      BOC Hong Kong Holdings ^                          500,000       1,188,983
      Cheung Kong Holdings ^                             80,000         991,674
      Giordano International ^                        1,500,000       1,131,426
      Johnson Electric Holdings ^                     1,200,000         703,349
      Kerry Properties ^                                350,000       1,284,476
      New World Development ^                           800,000         842,763
      Power Assets Holdings ^                           200,000       1,519,762
      SmarTone Telecommunications
         Holding ^                                      400,000         738,789
      Sun Hung Kai Properties ^                          90,000       1,239,190
                                                                  -------------
                                                                      9,640,412
                                                                  -------------
   HUNGARY - 1.1%
      MOL Hungarian Oil and Gas * ^                      10,000         774,085
      OTP Bank ^                                         50,000         784,010
      Richter Gedeon Nyrt ^                               4,500         722,880
                                                                  -------------
                                                                      2,280,975
                                                                  -------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 19

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   IRELAND - 2.1%
      CRH ^                                              60,000   $   1,085,556
      Experian ^                                         70,000         909,352
      Kerry Group ^                                      25,000         927,430
      Ryanair Holdings * ^                              200,000         943,100
      Shire ^                                            20,000         627,711
                                                                  -------------
                                                                      4,493,149
                                                                  -------------
   ITALY - 2.4%
      Azimut Holding SpA ^                              120,000         935,375
      Danieli & C Officine Meccaniche SpA ^              35,000         886,920
      Enel SpA ^                                        160,000         754,896
      ENI SpA ^                                          40,000         884,157
      Intesa Sanpaolo SpA ^                             500,000         882,501
      Pirelli & C SpA ^                                  80,000         706,033
                                                                  -------------
                                                                      5,049,882
                                                                  -------------
   JAPAN - 18.7%
      Aeon ^                                             60,000         784,724
      Aisin Seiki ^                                      20,000         632,539
      Asahi Glass ^                                     100,000         875,693
      Asahi Kasei ^                                     120,000         711,640
      Canon ^                                            20,000         907,956
      Daito Trust Construction ^                         10,000         886,006
      Daiwa House Industry ^                             70,000         877,162
      Eisai ^                                            17,000         674,249
      Fuji Heavy Industries ^                           100,000         633,824
      Fuji Oil ^                                         50,000         709,704
      Heiwa ^                                            40,000         662,840
      Hitachi ^                                         300,000       1,607,486
      Idemitsu Kosan ^                                    6,500         608,001
      Isuzu Motors ^                                    150,000         635,823
      Itochu ^                                          100,000         989,045
      K's Holdings ^                                     20,000         839,868
      Kao ^                                              30,000         787,031
      KDDI ^                                                100         732,536
      KURARAY ^                                          50,000         699,941
      Makino Milling Machine ^                          110,000         730,154
      Marubeni ^                                        120,000         698,468
      Medipal Holdings ^                                 70,000         652,980
      Melco Holdings ^                                   25,000         695,607
      Mitsubishi ^                                       35,000         719,844
      Mitsubishi Chemical Holdings ^                    120,000         727,425
      Mitsui ^                                           45,000         656,754
      Mizuho Financial Group ^                          600,000         839,813
      NHK Spring ^                                      100,000         915,228
      Nippon Express ^                                  200,000         773,188
      Nippon Light Metal ^                              450,000         652,986
      Nippon Telegraph and Telephone ^                   12,000         615,550
      Nishi-Nippon City Bank ^                          250,000         681,773
      Nissan Motor ^                                    100,000         919,475
      Nomura Research Institute ^                        40,000         899,603
      ORIX ^                                             10,000         872,753
      Osaka Gas ^                                       250,000         946,004

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   JAPAN - (CONTINUED)
      OTSUKA ^                                           10,000   $     694,641
      Resona Holdings ^                                 200,000         896,497
      SANKYU ^                                          240,000         950,273
      Sega Sammy Holdings ^                              40,000         869,681
      Softbank ^                                         20,000         649,113
      Sumitomo ^                                         60,000         742,869
      Sumitomo Heavy Industries ^                       150,000         851,807
      Sumitomo Mitsui Financial Group ^                  40,000       1,118,061
      Takeda Pharmaceutical ^                            20,000         901,628
      Toyo Suisan Kaisha ^                               30,000         765,587
      Toyota Motor ^                                     22,000         730,417
      YAMADA DENKI ^                                     13,000         934,892
      Zeon ^                                            100,000         921,036
                                                                  -------------
                                                                     39,280,175
                                                                  -------------
   NETHERLANDS - 0.9%
      Royal Dutch Shell, Cl B ^                          50,000       1,793,905
                                                                  -------------
   NEW ZEALAND - 0.7%
      Telecom ^                                         750,000       1,531,236
                                                                  -------------
   NORWAY - 5.0%
      DnB NOR ^                                         110,000       1,272,369
      DNO International * ^                             750,000         876,898
      Fred Olsen Energy ^                                25,000         838,622
      Statoil ^                                          80,000       2,029,926
      Storebrand ^                                      140,000         855,325
      Telenor ^                                         120,000       2,137,528
      TGS Nopec Geophysical ^                            60,000       1,359,162
      Yara International ^                               25,000       1,182,235
                                                                  -------------
                                                                     10,552,065
                                                                  -------------
   PHILIPPINES - 1.6%
      Aboitiz Power ^                                 1,000,000         689,794
      DMCI Holdings ^                                   700,000         631,711
      Metropolitan Bank & Trust ^                       600,000         992,145
      Philippine Long Distance Telephone ^               20,000       1,115,671
                                                                  -------------
                                                                      3,429,321
                                                                  -------------
   POLAND - 1.8%
      Bank Pekao ^                                       15,000         694,506
      KGHM Polska Miedz ^                                15,000         724,191
      PGE Grupa Energetyczna ^                          120,000         738,195
      Polski Koncern Naftowy Orlen * ^                   65,000         802,629
      Powszechna Kasa Oszczednosci
         Bank Polski ^                                   75,000         853,017
                                                                  -------------
                                                                      3,812,538
                                                                  -------------
   SINGAPORE - 2.9%
      DBS Group Holdings ^                              150,000       1,465,165
      Golden Agri-Resources ^                         1,700,000         870,270
      Keppel ^                                          120,000         898,335

                                            See note to schedule of investments.

20 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   SINGAPORE - (CONTINUED)
      SembCorp Marine ^                                 300,000   $     995,017
      StarHub ^                                         400,000         895,288
      UOL Group ^                                       300,000       1,060,572
                                                                  -------------
                                                                      6,184,647
                                                                  -------------
   SOUTH KOREA - 5.2%
      Honam Petrochemical ^                               4,000       1,091,206
      Hynix Semiconductor ^                              50,000       1,011,864
      Hyundai Motor ^                                     5,000       1,006,942
      Kia Motors ^                                       20,000       1,282,238
      Korean Air Lines ^                                 25,000       1,110,089
      KT&G                                               14,000         878,000
      Samsung Electronics ^                               2,500       2,152,153
      Shinhan Financial Group ^                          40,000       1,593,485
      SK Telecom ^                                        6,000         798,933
                                                                  -------------
                                                                     10,924,910
                                                                  -------------
   SPAIN - 2.4%
      Banco Santander ^ (A)                             120,000       1,015,663
      Iberdrola ^                                       100,000         723,497
      Inditex ^                                           8,000         726,236
      Mapfre ^                                          250,000         913,490
      Repsol YPF ^                                       25,000         752,493
      Telefonica ^                                       40,000         850,065
                                                                  -------------
                                                                      4,981,444
                                                                  -------------
   SWITZERLAND - 3.3%
      ABB * ^                                            60,000       1,129,525
      Actelion * ^                                       25,000         926,075
      Nestle ^                                           30,000       1,735,131
      Novartis ^                                         20,000       1,126,706
      Roche Holding ^                                     7,000       1,148,486
      Swiss Life Holding * ^                              8,000         982,539
                                                                  -------------
                                                                      7,048,462
                                                                  -------------
   UNITED KINGDOM - 15.2%
      Admiral Group ^                                    30,000         565,830
      AstraZeneca ^                                      38,085       1,828,427
      Barclays ^                                        300,000         929,982
      BHP Billiton ^                                     35,000       1,102,131
      BP ^                                              250,000       1,839,706
      British American Tobacco ^                         30,000       1,375,508
      Britvic ^                                         120,000         635,459
      BT Group ^                                        400,000       1,206,889
      Burberry Group ^                                   30,000         644,027
      Compass Group ^                                   110,000         998,892
      Croda International ^                              30,000         843,398
      Drax Group ^                                      100,000         870,505
      GlaxoSmithKline ^                                  70,000       1,570,963
      HSBC Holdings ^                                   168,000       1,465,850
      IMI ^                                              70,000         922,551
      Imperial Tobacco Group ^                           30,000       1,092,806
      Inmarsat ^                                         80,000         603,505

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   UNITED KINGDOM - (CONTINUED)
      John Wood Group ^                                  77,777   $     770,054
      Old Mutual ^                                      600,000       1,054,878
      Petrofac ^                                         90,000       2,067,373
      Reckitt Benckiser Group ^                          18,000         923,934
      Rentokil Initial * ^                              600,000         691,957
      Rio Tinto ^                                        25,000       1,352,471
      Rolls-Royce Holdings * ^                           70,000         787,952
      Rolls-Royce Holdings * ^                        4,830,000           7,766
      Standard Chartered ^                               40,000         933,372
      Tesco ^                                           150,000         967,111
      Unilever ^                                         60,000       2,011,207
      Vodafone Group ^                                  300,000         833,005
      WH Smith ^                                        120,000       1,055,559
                                                                  -------------
                                                                     31,953,068
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $194,256,940)                                        205,925,347
                                                                  -------------
--------------------------------------------------------------------------------
   PREFERRED STOCK - 0.4%
--------------------------------------------------------------------------------
   GERMANY - 0.4%
      Volkswagen ^                                        5,000         870,749
                                                                  -------------
      TOTAL PREFERRED STOCK
         (Cost $865,585)                                                870,749
                                                                  -------------
--------------------------------------------------------------------------------
   RIGHTS - 0.1%
--------------------------------------------------------------------------------
   HONG KONG - 0.1%
      New World Development,
         expires 11/22/11 ^                             400,000         128,930
                                                                  -------------
   SPAIN - 0.0%
      Banco Santander,
         expires 11/02/11 *                             120,000          20,756
                                                                  -------------
      TOTAL RIGHTS
         (Cost $21,142)                                                 149,686
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 0.3%
--------------------------------------------------------------------------------
      Fidelity Institutional Government
         Portfolio (B)                                  170,000         170,000
      Invesco AIM Government & Agency
         Portfolio (B)                                  195,000         195,000
      JP Morgan US Government
          Money Market (B)                               87,282          87,282
      RBC US Government Money Market (B)                196,520         196,520
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $648,802)                                                648,802
                                                                  -------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 21

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 1.4%
--------------------------------------------------------------------------------
      BNP Paribas (B)
         0.180%, dated 10/31/11, matures on
         11/01/11, repurchase price $150,001
         (collateralized by a corporate obligation,
         par value $123,247, 6.000%, 01/15/38,
         total market value $157,501)               $   150,000         150,000
      Credit Suisse Securities (USA)
         0.080%, dated 10/31/11, matures on
         11/01/11, repurchase price $2,735,128
         (collateralized by a U.S. Treasury Bond
         obligation, par value $2,525,000,
         3.875%, 08/15/40, total market
         value $2,904,693)                            2,735,122       2,735,122
                                                                  -------------
         TOTAL REPURCHASE AGREEMENTS
         (Cost $2,885,122)                                            2,885,122
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $198,677,591) ++                                        210,479,706
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                               (21,476)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 210,458,230
                                                                  =============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.
^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2011 IS $191,407,910.
++ AT OCTOBER 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $198,677,591, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $24,688,129 AND $(12,886,014), RESPECTIVELY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2011. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2011 IS $1,742,388.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPA    - STANDBY PURCHASE AGREEMENT

                                FUND SECTORS +++
                                                                        % OF
SECTOR +                                                              PORTFOLIO
Financials ........................................................     22.3%
Industrial ........................................................     12.9%
Consumer Discretionary ............................................     10.7%
Materials .........................................................     10.4%
Energy ............................................................      9.8%
Consumer Staples ..................................................      9.3%
Health Care .......................................................      6.8%
Telecommunication Services ........................................      6.8%
Information Technology ............................................      5.0%
Utilities .........................................................      4.6%
Repurchase Agreement ..............................................      1.3%
Rights ............................................................      0.1%

+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
+++ Excludes securities purchased with cash collateral received from securities lending.

                                            See note to schedule of investments.

22 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                                  LEVEL 2        LEVEL 3
                                                   TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                    VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    10/31/11         PRICE         INPUTS         INPUTS
                                                 -------------   ------------   ------------   ------------
Common Stocks
 Australia                                       $  15,973,390   $         --   $ 15,973,390   $         --
 Brazil                                              7,201,895      7,201,895             --             --
 Canada                                              6,437,542      6,437,542             --             --
 Cyprus                                                907,050             --        907,050             --
 Czech Republic                                      2,225,240             --      2,225,240             --
 France                                             14,572,117             --     14,572,117             --
 Germany                                            15,651,924             --     15,651,924             --
 Hong Kong                                           9,640,412             --      9,640,412             --
 Hungary                                             2,280,975             --      2,280,975             --
 Ireland                                             4,493,149             --      4,493,149             --
 Italy                                               5,049,882             --      5,049,882             --
 Japan                                              39,280,175             --     39,280,175             --
 Netherlands                                         1,793,905             --      1,793,905             --
 New Zealand                                         1,531,236             --      1,531,236             --
 Norway                                             10,552,065             --     10,552,065             --
 Phillipines                                         3,429,321             --      3,429,321             --
 Poland                                              3,812,538             --      3,812,538             --
 Singapore                                           6,184,647             --      6,184,647             --
 South Korea                                        10,924,910        878,000     10,046,910             --
 Spain                                               4,981,444             --      4,981,444             --
 Switzerland                                         7,048,462             --      7,048,462             --
 United Kingdom                                     31,953,068             --     31,953,068             --
                                                 -------------   ------------   ------------   ------------
Total Common Stocks:                             $ 205,925,347   $ 14,517,437   $191,407,910   $         --
                                                 -------------   ------------   ------------   ------------
Preferred Stock                                        870,749        870,749
Rights                                                 149,686        149,686             --             --
Registered Investment Companies                        648,802        648,802             --             --
Repurchase Agreements                                2,885,122             --      2,885,122             --
                                                 -------------   ------------   ------------   ------------
Total:                                           $ 210,479,706   $ 16,186,674   $194,293,032   $         --
                                                 =============   ============   ============   ============

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 23

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

LARGE CAP CORE EQUITY FUND (1)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.0%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 9.9%
      Coach                                               3,200   $     208,224
      Dick's Sporting Goods *                             5,740         224,377
      DIRECTV, Cl A *                                     2,800         127,288
      Hasbro                                              4,395         167,274
      Home Depot                                         30,795       1,102,461
      Liberty Capital, Cl A *                            13,200       1,014,024
      Macy's                                             21,300         650,289
      McDonald's                                         10,200         947,070
      PetSmart                                            4,725         221,839
      Sally Beauty Holdings *                             9,580         183,840
      Starbucks                                           6,300         266,742
      Target                                              6,500         355,875
      Walt Disney                                         7,170         250,090
      Weight Watchers International                       4,600         343,252
      Wynn Resorts                                        3,200         424,960
      Yum! Brands                                         3,675         196,870
                                                                  -------------
                                                                      6,684,475
                                                                  -------------
   CONSUMER STAPLES - 13.3%
      Altria Group                                       13,810         380,466
      Anheuser-Busch InBev NV, SP ADR #                  3,380         187,489
      Coca-Cola                                          33,060       2,258,659
      Coca-Cola Enterprises                              39,600       1,062,072
      Colgate-Palmolive                                  11,600       1,048,292
      Diamond Foods                                       1,710         112,432
      General Mills                                      19,700         759,041
      Hansen Natural *                                    1,400         124,726
      Kraft Foods, Cl A                                   6,955         244,677
      Mead Johnson Nutrition                              8,355         600,307
      Philip Morris International                         5,823         406,853
      Procter & Gamble                                   28,000       1,791,720
                                                                  -------------
                                                                      8,976,734
                                                                  -------------
   ENERGY - 13.0%
      Anadarko Petroleum                                  4,900         384,650
      BG Group PLC, SP ADR #                              2,705         297,117
      Chevron                                            18,600       1,953,930
      ConocoPhillips                                     14,430       1,005,049
      Denbury Resources *                                11,800         185,260
      ExxonMobil                                         39,562       3,089,397
      Nabors Industries * #                              20,122         368,836
      Occidental Petroleum                                8,271         768,707
      Royal Dutch Shell, ADR #                            4,185         296,758
      Schlumberger #                                      3,557         261,333
      Valero Energy                                       7,300         179,580
                                                                  -------------
                                                                      8,790,617
                                                                  -------------
   FINANCIALS - 13.0%
      Alleghany *                                         1,300         412,516
      American National Insurance                         1,800         128,628
      Assurant                                           13,200         508,728
      CapitalSource                                      45,200         287,472

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
      Citigroup                                           4,840   $     152,896
      CNA Financial                                      13,400         356,440
      Discover Financial Services                        24,200         570,152
      Fifth Third Bancorp                                29,900         359,099
      Franklin Resources                                  2,200         234,586
      Hudson City Bancorp                                41,600         260,000
      JPMorgan Chase                                     38,965       1,354,423
      Mercury General                                     4,300         186,190
      PartnerRe #                                        17,300       1,076,406
      Popular * #                                       119,300         221,898
      Prudential Financial                                3,700         200,540
      State Street                                        6,300         254,457
      SunTrust Banks                                     17,800         351,194
      Wells Fargo                                        63,545       1,646,451
      Weyerhaeuser, REIT                                 11,656         209,575
                                                                  -------------
                                                                      8,771,651
                                                                  -------------
   HEALTH CARE - 9.6%
      Aetna                                              12,000         477,120
      Amgen                                               4,400         251,988
      Biogen Idec *                                       1,300         151,268
      Cigna                                               6,400         283,776
      Covidien #                                          7,425         349,272
      Fresenius Medical Care, ADR #                       1,950         141,765
      Gilead Sciences *                                   5,745         239,337
      Hill-Rom Holdings                                   6,900         232,323
      Johnson & Johnson                                   4,200         270,438
      Life Technologies *                                 2,500         101,675
      McKesson                                            8,300         676,865
      Merck                                              13,790         475,755
      Patterson                                           8,200         258,054
      Pfizer                                             40,217         774,579
      Stryker                                             5,000         239,550
      Thermo Fisher Scientific *                         19,100         960,157
      UnitedHealth Group                                  3,980         191,000
      WellPoint                                           4,160         286,624
      Zimmer Holdings *                                   2,300         121,049
                                                                  -------------
                                                                      6,482,595
                                                                  -------------
   INDUSTRIAL - 10.6%
      3M                                                  1,500         118,530
      Boeing                                              1,700         111,843
      Caterpillar                                         4,700         443,962
      CSX                                                11,300         250,973
      Cummins                                             2,200         218,746
      Danaher                                            12,538         606,212
      Deere                                               2,200         166,980
      Donaldson                                           3,660         234,423
      Eaton                                              11,800         528,876
      FedEx                                               1,500         122,745
      Gardner Denver                                      1,900         146,927
      General Electric                                   94,755       1,583,356
      JB Hunt Transport Services                          4,865         205,838

                                            See note to schedule of investments.

24 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

LARGE CAP CORE EQUITY FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
      Manpower                                            4,100   $     176,874
      Stericycle *                                        2,980         249,068
      Tyco International #                                4,500         204,975
      United Parcel Service, Cl B                        22,835       1,603,930
      WW Grainger                                         1,255         214,994
                                                                  -------------
                                                                      7,189,252
                                                                  -------------
   INFORMATION TECHNOLOGY - 18.5%
      Accenture, Cl A #                                   4,940         297,684
      Akamai Technologies *                               3,800         102,372
      Amdocs * #                                         10,700         321,214
      Analog Devices                                      4,720         172,610
      Apple *                                             8,915       3,608,614
      Applied Materials                                  34,100         420,112
      Autodesk *                                          4,500         155,700
      Broadcom, Cl A *                                    5,870         211,848
      Cisco Systems                                      30,900         572,577
      eBay *                                             27,800         884,874
      EMC *                                              16,870         413,484
      F5 Networks *                                       1,500         155,925
      Google, Cl A *                                        700         414,848
      Hewlett-Packard                                    12,700         337,947
      Intel                                              31,380         770,065
      Intuit                                              3,600         193,212
      Mastercard, Cl A                                      900         312,516
      Microsoft                                          36,525         972,661
      NetApp *                                            5,260         215,450
      Oracle                                             17,338         568,166
      Qualcomm                                           11,475         592,110
      Riverbed Technology *                               5,820         160,516
      Solera Holdings                                     7,500         409,725
      Tellabs                                            28,800         124,704
      Zebra Technologies, Cl A *                          3,300         117,942
                                                                  -------------
                                                                     12,506,876
                                                                  -------------
   MATERIALS - 5.1%
      Airgas                                             14,300         985,985
      Domtar #                                            1,400         114,674
      Ecolab                                              8,075         434,758
      EI Du Pont de Nemours                              13,100         629,717
      FMC                                                 1,600         126,224
      Freeport-McMoRan Copper & Gold                      2,700         108,702
      Mosaic                                              3,400         199,104
      Praxair                                             7,367         749,003
      Sealed Air                                          7,200         128,160
                                                                  -------------
                                                                      3,476,327
                                                                  -------------
   TELECOMMUNICATION SERVICES - 2.2%
      American Tower, Cl A *                              6,765         372,751
      AT&T                                                4,500         131,895
      Sprint Nextel *                                    58,200         149,574
      Verizon Communications                             23,500         869,030
                                                                  -------------
                                                                      1,523,250
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   UTILITIES - 2.8%
      DTE Energy                                         14,700   $     766,017
      ITC Holdings                                        1,864         135,476
      Questar                                            45,800         882,566
      Wisconsin Energy                                    3,335         108,154
                                                                  -------------
                                                                      1,892,213
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $62,507,115)                                          66,293,990
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 1.2%
--------------------------------------------------------------------------------
      Financial Select Sector SPDR ETF                    9,333         126,182
      Dreyfus Cash Management                           671,324         671,324
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $791,782)                                                797,506
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.0%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.080%, dated 10/31/11,
         matures on 11/01/11, repurchase price
         $707,509 (collateralized by a
         U.S. Treasury Bond obligation, par value
         $655,000, 3.875%, 08/15/40,
         total market value $753,495)               $   707,507         707,507
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $707,507)                                                707,507
                                                                  -------------
   TOTAL INVESTMENTS - 100.2%
      (Cost $64,006,404) ++                                          67,799,003
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.2)%                            (121,212)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  67,677,791
                                                                  =============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.
# THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
++ AT OCTOBER 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $64,006,404, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,465,430 AND $(3,672,831), RESPECTIVELY.

(1)    FORMERLY KNOWN AS CORE EQUITY FUND.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
ETF    - EXCHANGE TRADED FUND
PLC    - PUBLIC LIABILITY COMPANY
REIT   - REAL ESTATE INVESTMENT TRUST
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 25

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

LARGE CAP CORE EQUITY FUND (CONCLUDED)

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT OCTOBER 31, 2011 IS AS FOLLOWS:

LONG FUTURES     NUMBER OF    EXPIRATION     COUNTER-     UNREALIZED
OUTSTANDING      CONTRACTS       DATE         PARTY     APPRECIATION**
-----------------------------------------------------------------------
S&P 500 E-MINI      9        DECEMBER 2011     GSC         $43,047

** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE TO SCHEDULE OF INVESTMENTS FOR ADDITIONAL DETAILS.

GSC    - GOLDMAN SACHS COMPANY
S&P    - STANDARD & POOR'S

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                                  LEVEL 2        LEVEL 3
                                                   TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                    VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    10/31/11         PRICE         INPUTS         INPUTS
                                                 -------------   ------------   ------------   ------------
   Investment in Securities***                   $  66,293,990   $ 66,293,990   $         --   $         --
   Registered Investment Companies                     797,506        797,506             --             --
   Repurchase Agreement                                707,507             --        707,507             --
   Derivatives (2)
      Equity Contracts                                  43,047         43,047             --             --
                                                 -------------   ------------   ------------   ------------
Total:                                           $  67,842,050   $ 67,134,543   $    707,507   $         --
                                                 =============   ============   ============   ============

*** See schedule of investments detail for industry and security type breakouts.
(2)   Investments in derivatives include open futures contracts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

26 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 94.1%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.7%
      Dick's Sporting Goods *                            31,590   $   1,234,853
      Hasbro                                             21,090         802,685
      PetSmart                                           23,120       1,085,484
      Sally Beauty Holdings *                            71,470       1,371,509
      Walt Disney                                        23,820         830,842
      Yum! Brands                                        19,230       1,030,151
                                                                  -------------
                                                                      6,355,524
                                                                  -------------
   CONSUMER STAPLES - 14.5%
      Anheuser-Busch InBev NV, SP ADR                    31,227       1,732,162
      Coca-Cola                                          43,722       2,987,087
      Diamond Foods                                       8,585         564,464
      Kraft Foods, Cl A                                  23,145         814,241
      Mead Johnson Nutrition                             11,740         843,519
      Philip Morris International                        40,579       2,835,255
      Procter & Gamble                                   13,855         886,581
                                                                  -------------
                                                                     10,663,309
                                                                  -------------
   ENERGY - 13.3%
      BG Group PLC, SP ADR                               15,377       1,689,010
      Chevron                                            14,340       1,506,417
      ExxonMobil                                         25,485       1,990,124
      Occidental Petroleum                               21,875       2,033,063
      Royal Dutch Shell PLC, ADR                         20,825       1,476,701
      Schlumberger                                       14,232       1,045,625
                                                                  -------------
                                                                      9,740,940
                                                                  -------------
   HEALTH CARE - 7.6%
      Covidien #                                         12,950         609,168
      Fresenius Medical Care, ADR                         9,050         657,935
      Gilead Sciences *                                  25,925       1,080,035
      Humana                                              5,390         457,557
      Johnson & Johnson                                  18,550       1,194,434
      Merck                                              18,720         645,840
      UnitedHealth Group                                 20,140         966,519
                                                                  -------------
                                                                      5,611,488
                                                                  -------------
   INDUSTRIAL - 11.4%
      Danaher                                            39,976       1,932,840
      Donaldson                                          22,974       1,471,485
      JB Hunt Transport Services                         27,255       1,153,159
      Stericycle *                                       19,459       1,626,383
      United Parcel Service, Cl B                        11,730         823,915
      WW Grainger                                         7,745       1,326,796
                                                                  -------------
                                                                      8,334,578
                                                                  -------------
   INFORMATION TECHNOLOGY - 28.0%
      Accenture, Cl A #                                  13,540         815,920
      Acme Packet *                                      13,840         501,146
      Analog Devices                                     23,409         856,067
      Apple *                                            15,722       6,363,951
      ARM Holdings PLC, SP ADR                           57,400       1,612,366
      Broadcom, Cl A *                                   27,390         988,505

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      EMC *                                              83,888   $   2,056,095
      NetApp *                                           30,910       1,266,074
      Oracle                                             82,326       2,697,823
      Qualcomm                                           41,127       2,122,153
      Riverbed Technology *                              29,555         815,127
      Taleo *                                            14,335         464,454
                                                                  -------------
                                                                     20,559,681
                                                                  -------------
   MATERIALS - 7.8%
      Ecolab                                             47,465       2,555,516
      Praxair                                            31,226       3,174,747
                                                                  -------------
                                                                      5,730,263
                                                                  -------------
   TELECOMMUNICATION SERVICES - 1.0%
      American Tower, Cl A *                             13,755         757,901
                                                                  -------------
   UTILITIES - 1.8%
      ITC Holdings                                        9,902         719,677
      Wisconsin Energy                                   17,914         580,951
                                                                  -------------
                                                                      1,300,628
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $55,564,528)                                          69,054,312
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 9.1%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         6,727,920       6,727,920
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $6,727,920)                                            6,727,920
                                                                  -------------
   TOTAL INVESTMENTS - 103.2%
      (Cost $62,292,448) ++                                          75,782,232
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (3.2)%                          (2,380,464)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  73,401,768
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.
# THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
++ AT OCTOBER 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $62,292,448, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $14,777,549 AND $(1,287,765), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 27

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

LARGE CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                     LEVEL 2         LEVEL 3
                                    TOTAL FAIR       LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                     VALUE AT        QUOTED        OBSERVABLE     UNOBSERVABLE
                                     10/31/11         PRICE           INPUTS         INPUTS
                                  -------------   -------------   -------------   ------------
   Investments in Securities **   $  75,782,232   $  75,782,232   $          --   $         --
                                  =============   =============   =============   ============

** See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

28 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.6%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 7.6%
      Autoliv #                                          13,300   $     768,341
      Cooper Tire & Rubber                               47,500         680,675
      H&R Block                                          34,600         529,034
      Office Depot *                                    244,700         560,363
      Time Warner Cable                                  20,500       1,305,645
      Viacom, Cl B                                       14,700         644,595
      Visteon *                                          16,200         901,044
                                                                  -------------
                                                                      5,389,697
                                                                  -------------
   CONSUMER STAPLES - 10.7%
      Altria Group                                       49,000       1,349,950
      Archer-Daniels-Midland                             19,500         564,330
      Carrefour SA (France) ^                            39,550       1,046,414
      CVS Caremark                                       51,400       1,865,820
      Heineken, ADR                                      53,750       1,301,288
      Unilever, NY Shares #                              44,300       1,529,679
                                                                  -------------
                                                                      7,657,481
                                                                  -------------
   ENERGY - 14.4%
      Apache                                             17,650       1,758,469
      BP PLC, SP ADR                                     53,600       2,368,048
      Chevron                                            27,950       2,936,147
      CONSOL Energy                                      23,650       1,011,274
      Ensco PLC, SP ADR                                  11,889         590,408
      Williams                                           52,850       1,591,313
                                                                  -------------
                                                                     10,255,659
                                                                  -------------
   FINANCIALS - 23.1%
      ACE #                                              29,950       2,160,893
      Bank of America                                   220,400       1,505,332
      Berkshire Hathaway, Cl B *                         33,600       2,616,096
      CIT Group *                                        43,850       1,528,172
      Citigroup                                          78,000       2,464,020
      JPMorgan Chase                                     90,950       3,161,422
      MetLife                                            47,050       1,654,278
      MGIC Investment *                                 124,100         330,106
      Weyerhaeuser, REIT                                 59,300       1,066,214
                                                                  -------------
                                                                     16,486,533
                                                                  -------------
   HEALTH CARE - 9.1%
      Humana                                             16,400       1,392,196
      Merck                                              39,800       1,373,100
      Pfizer                                            148,000       2,850,480
      Teva Pharmaceutical Industries, SP ADR             22,100         902,785
                                                                  -------------
                                                                      6,518,561
                                                                  -------------
   INDUSTRIAL - 11.7%
      Avis Budget Group *                                37,800         532,980
      Harsco                                             26,500         610,825
      Honeywell International                            34,200       1,792,080
      Jardine Matheson Holdings, ADR                     20,000       1,011,000
      Northrop Grumman                                   15,750         909,563

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Schindler Holding AG, COP
         (Switzerland) ^                                  9,500   $   1,112,496
      Siemens AG, SP ADR                                 13,700       1,438,089
      Tyco International #                               21,350         972,493
                                                                  -------------
                                                                      8,379,526
                                                                  -------------
   INFORMATION TECHNOLOGY - 14.4%
      CA                                                 56,700       1,228,122
      Hewlett-Packard                                    89,800       2,389,578
      Hitachi, ADR                                       17,200         930,176
      Microsoft                                         104,050       2,770,851
      Texas Instruments                                  71,050       2,183,366
      Western Union                                      44,950         785,276
                                                                  -------------
                                                                     10,287,369
                                                                  -------------
   MATERIALS - 3.3%
      Anglo American PLC, ADR                            49,150         901,903
      Crown Holdings *                                   24,100         814,339
      Vulcan Materials                                   21,200         663,348
                                                                  -------------
                                                                      2,379,590
                                                                  -------------
   TELECOMMUNICATION SERVICES - 2.9%
      Sprint Nextel *                                   128,000         328,960
      Vodafone Group PLC, SP ADR                         62,250       1,733,040
                                                                  -------------
                                                                      2,062,000
                                                                  -------------
   UTILITIES - 1.4%
      Questar                                            52,000       1,002,040
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $74,724,368)                                          70,418,456
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.8%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.080%, dated 10/31/11, matures
         on 11/01/11, repurchase price $558,214
         (collateralized by a U.S. Treasury Bond
         obligation, par value $515,000, 3.875%,
         08/15/40, total market
         value $592,442)                            $   558,213         558,213
                                                                  -------------
         TOTAL REPURCHASE AGREEMENT
         (Cost $558,213)                                                558,213
                                                                  -------------
   TOTAL INVESTMENTS - 99.4%
      (Cost $75,282,581) ++                                          70,976,669
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.6%                               406,613
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 71,383,282
                                                                  =============

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 29

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)

*     NON-INCOME PRODUCING SECURITY.
^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2011 IS $2,158,910.
# THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
++ AT OCTOBER 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $75,282,581 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,117,869 AND $(9,423,781), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
COP    - CERTIFICATES OF PARTICIPATION
NY     - NEW YORK
PLC    - PUBLIC LIABILITY COMPANY
REIT   - REAL ESTATE INVESTMENT TRUST
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                     LEVEL 2         LEVEL 3
                                    TOTAL FAIR       LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                     VALUE AT        QUOTED        OBSERVABLE     UNOBSERVABLE
                                     10/31/11         PRICE           INPUTS         INPUTS
                                  -------------   -------------   -------------   ------------
Common Stocks
   Consumer Discretionary         $   5,389,697   $   5,389,697   $          --   $         --
   Consumer Staples                   7,657,481       6,611,067       1,046,414             --
   Energy                            10,255,659      10,255,659              --             --
   Financials                        16,486,533      16,486,533              --             --
   Health Care                        6,518,561       6,518,561              --             --
   Industrial                         8,379,526       7,267,030       1,112,496             --
   Information Technology            10,287,369      10,287,369              --             --
   Materials                          2,379,590       2,379,590              --             --
   Telecommunication Services         2,062,000       2,062,000              --             --
   Utilities                          1,002,040       1,002,040              --             --
                                  -------------   -------------   -------------   ------------
Total Common Stocks               $  70,418,456   $  68,259,546   $   2,158,910   $         --
                                  -------------   -------------   -------------   ------------
   Repurchase Agreement                 558,213              --         558,213             --
                                  -------------   -------------   -------------   ------------
Total:                            $  70,976,669   $  68,259,546   $   2,717,123   $         --
                                  =============   =============   =============   ============

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

30 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

NYSE ARCA TECH 100 INDEX FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.7%+
--------------------------------------------------------------------------------
   HEALTH CARE - 17.2%
      Agilent Technologies *                             49,065   $   1,818,839
      Amgen                                              49,065       2,809,953
      AstraZeneca PLC, SP ADR                            49,065       2,350,704
      Baxter International                               49,065       2,697,594
      Biogen Idec *                                      49,065       5,709,203
      Boston Scientific *                                49,065         288,993
      Bristol-Myers Squibb                               49,065       1,549,963
      CONMED *                                           49,065       1,288,937
      Gilead Sciences *                                  49,065       2,044,048
      Life Technologies *                                49,065       1,995,474
      Medtronic                                          49,065       1,704,518
      Novartis AG, ADR                                   49,065       2,770,701
      St. Jude Medical                                   49,065       1,913,535
      Thermo Fisher Scientific *                         49,065       2,466,498
      Valeant Pharmaceuticals International #            49,065       1,941,011
      ViroPharma *                                       49,065         993,076
                                                                  -------------
                                                                     34,343,047
                                                                  -------------
   INDUSTRIAL - 6.0%
      Goodrich                                           49,065       6,016,841
      Lockheed Martin                                    49,065       3,724,033
      Raytheon                                           49,065       2,168,182
                                                                  -------------
                                                                     11,909,056
                                                                  -------------
   INFORMATION TECHNOLOGY - 74.9%
      Adobe Systems *                                    49,065       1,443,002
      Altera                                             49,065       1,860,545
      Amdocs * #                                         49,065       1,472,931
      Amphenol, Cl A                                     49,065       2,330,097
      Analog Devices                                     49,065       1,794,307
      Apple *                                            49,065      19,860,531
      Applied Materials                                  49,065         604,481
      Arris Group *                                      49,065         527,939
      Autodesk *                                         49,065       1,697,649
      Automatic Data Processing                          49,065       2,567,571
      BMC Software *                                     49,065       1,705,499
      Broadcom, Cl A *                                   49,065       1,770,756
      CA                                                 49,065       1,062,748
      Check Point Software Technologies * #              49,065       2,827,616
      Ciena *                                            49,065         646,677
      Cisco Systems                                      49,065         909,174
      Citrix Systems *                                   49,065       3,573,404
      Computer Sciences                                  49,065       1,543,585
      Compuware *                                        49,065         414,599
      Comtech Telecommunications                         49,065       1,624,542
      Corning                                            49,065         701,139
      Cypress Semiconductor *                            49,065         937,632
      Dell *                                             49,065         775,718
      Digital River *                                    49,065         899,361
      DST Systems                                        49,065       2,462,572

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      eBay *                                             49,065   $   1,561,739
      EMC *                                              49,065       1,202,583
      Emulex *                                           49,065         411,165
      F5 Networks *                                      49,065       5,100,307
      Harmonic *                                         49,065         269,857
      Harris                                             49,065       1,852,204
      Hewlett-Packard                                    49,065       1,305,620
      Intel                                              49,065       1,204,055
      InterDigital                                       49,065       2,131,874
      International Business Machines                    49,065       9,058,871
      Intuit                                             49,065       2,633,319
      Ixia *                                             49,065         555,906
      j2 Global Communications                           49,065       1,510,221
      JDS Uniphase *                                     49,065         588,780
      Juniper Networks *                                 49,065       1,200,621
      KLA-Tencor                                         49,065       2,310,471
      Lam Research *                                     49,065       2,109,304
      Linear Technology                                  49,065       1,585,290
      LSI *                                              49,065         306,656
      MEMC Electronic Materials *                        49,065         293,899
      Microsoft                                          49,065       1,306,601
      Motorola Solutions                                 49,064       2,301,592
      NetApp *                                           49,065       2,009,702
      Nokia, SP ADR                                      49,065         330,207
      Novellus Systems *                                 49,065       1,695,196
      NVIDIA *                                           49,065         726,162
      Open Text * #                                      49,065       2,993,946
      Oracle                                             49,065       1,607,860
      Parametric Technology *                            49,065       1,022,024
      Polycom *                                          49,065         811,044
      Progress Software *                                49,065       1,033,309
      QLogic *                                           49,065         685,438
      QUALCOMM                                           49,065       2,531,754
      RealNetworks                                       49,410         482,242
      Red Hat *                                          49,065       2,436,077
      Salesforce.com *                                   49,065       6,533,986
      SanDisk *                                          49,065       2,486,124
      SAP, SP ADR                                        49,060       2,961,262
      Seagate Technology #                               49,065         792,400
      Standard Microsystems *                            49,065       1,214,849
      Symantec *                                         49,065         834,596
      Synopsys *                                         49,065       1,315,433
      Tellabs                                            49,065         212,451
      Teradata *                                         49,065       2,927,218
      Teradyne *                                         49,065         702,611
      Tessera Technologies *                             49,065         675,625
      Texas Instruments                                  49,065       1,507,767
      VASCO Data Security International *                49,065         405,277
      VeriSign                                           49,065       1,574,496
      VMware, Cl A *                                     49,065       4,796,104

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 31

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

NYSE ARCA TECH 100 INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Websense *                                         49,065   $     875,320
      Western Digital *                                  49,065       1,307,092
      Xerox Corp                                         49,065         401,352
      Xilinx                                             49,065       1,641,715
      Yahoo! *                                           49,065         767,377
                                                                  -------------
                                                                    149,113,026
                                                                  -------------
   TELECOMMUNICATION SERVICES - 0.6%
      Telephone and Data Systems                         49,065       1,137,327
                                                                  -------------
         TOTAL COMMON STOCK
         (Cost $126,258,788)                                        196,502,456
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 1.3%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         2,150,815       2,150,815
      PowerShares QQQ Trust Series 1                      8,530         494,228
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $2,652,712)                                            2,645,043
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $128,911,500) ++                                        199,147,499
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                21,133
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 199,168,632
                                                                  =============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.
# THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
++ AT OCTOBER 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $128,911,500, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $81,210,374 AND $(10,974,375), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT OCTOBER 31, 2011 IS AS FOLLOWS:

LONG FUTURES        NUMBER OF     EXPIRATION    COUNTER-     UNREALIZED
OUTSTANDING         CONTRACTS        DATE        PARTY     APPRECIATION**
-------------------------------------------------------------------------
NASDAQ 100 E-MINI      49       DECEMBER 2011    MCQ         $35,519

** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE TO SCHEDULE OF INVESTMENTS FOR ADDITIONAL DETAILS.

MCQ    - MACQUARIE FUTURES USA INC., SUBSIDIARY OF MACQUIRE GROUP LTD.

"ARCHIPELAGO(R)", "ARCA(R)", "ARCAEX(R)", "NYSE(R)", "NYSE ARCASM" AND "NYSE ARCA TECH 100SM" ARE TRADEMARKS OF THE NYSE GROUP, INC. AND ARCHIPELAGO HOLDINGS, INC. AND HAVE BEEN LICENSED FOR USE BY HIGHMARK FUNDS. NYSE ARCA TECH 100 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY ARCHIPELAGO HOLDINGS, INC. OR BY NYSE GROUP, INC. NEITHER ARCHIPELAGO HOLDINGS, INC. NOR NYSE GROUP, INC. MAKES ANY REPRESENTATION OR WARRANTY REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY, NYSE ARCA TECH 100 INDEX FUND PARTICULARLY OR THE ABILITY OF NYSE ARCA TECH 100 INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE.

ARCHIPELAGO HOLDINGS, INC. ("ARCA") MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                                  LEVEL 2       LEVEL 3
                                                   TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                                    10/31/11         PRICE         INPUTS        INPUTS
                                                 -------------   ------------   -----------   ------------
Investment in Securities***                      $ 199,147,499   $199,147,499   $        --   $         --
Derivatives (1)
   Equity Contracts                                     35,519         35,519            --             --
                                                 -------------   ------------   -----------   ------------
Total:                                           $ 199,183,018   $199,183,018   $        --   $         --
                                                 =============   ============   ===========   ============

*** See schedule of investments detail for industry and security type breakouts.
(1)    Investments in derivatives include open futures contracts.

For more information regarding the Fund's Policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

32 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

SMALL CAP CORE FUND (1)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.2%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 12.6%
      AFC Enterprises *                                  20,500   $     281,055
      American Greetings, Cl A                           26,400         422,664
      Ameristar Casinos                                  30,000         555,000
      Arbitron                                            1,600          63,568
      Arctic Cat *                                       25,300         513,843
      Bebe Stores                                        43,000         308,740
      Biglari Holdings *                                    200          69,024
      Bob Evans Farms                                    15,000         493,500
      Body Central *                                      3,300          69,300
      Capella Education *                                 2,100          73,101
      Career Education *                                  9,300         150,009
      Columbia Sportswear                                 7,900         424,546
      Cooper Tire & Rubber                               19,100         273,703
      Dillard's, Cl A                                     6,000         309,180
      Domino's Pizza *                                    4,600         147,338
      Harte-Hanks                                        14,400         126,432
      HOT Topic                                          18,300         138,348
      Journal Communications, Cl A *                     70,900         273,674
      Lions Gate Entertainment *                         30,900         253,998
      Movado Group                                        8,400         140,532
      Papa John's International *                         2,300          77,648
      Pier 1 Imports *                                   43,300         541,683
      RadioShack                                         22,600         269,166
      Red Robin Gourmet Burgers *                         4,100         102,787
      Rent-A-Center                                      11,600         396,140
      Ruby Tuesday *                                     39,600         332,244
      Scholastic                                         18,700         502,095
      Select Comfort *                                   10,500         218,085
      Sinclair Broadcast Group, Cl A                     32,400         310,392
      Smith & Wesson Holding *                           18,500          54,760
      Sonic *                                            15,900         117,819
      Sotheby's                                           1,600          56,352
      Stage Stores                                       29,900         467,337
                                                                  -------------
                                                                      8,534,063
                                                                  -------------
   CONSUMER STAPLES - 4.1%
      Casey's General Stores                             13,000         644,150
      Chiquita Brands International *                    23,900         212,232
      Corn Products International                         9,000         436,500
      Fresh Del Monte Produce #                          22,000         560,120
      Nash Finch                                          6,200         163,184
      Revlon, Cl A *                                      4,800          70,704
      Universal                                          16,800         719,376
                                                                  -------------
                                                                      2,806,266
                                                                  -------------
   ENERGY - 4.6%
      Alon USA Energy                                     9,800          74,480
      Basic Energy Services *                             4,300          78,862
      Goodrich Petroleum *                               13,800         218,730
      Green Plains Renewable Energy *                    35,900         375,514
      Helix Energy Solutions Group *                     20,800         375,648
      Hercules Offshore *                                10,500          39,795
      ION Geophysical *                                   9,600          73,152

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   ENERGY - (CONTINUED)
      OYO Geospace *                                      1,900   $     149,302
      Patriot Coal *                                      3,100          38,936
      Stone Energy *                                      4,600         111,734
      Tesoro *                                           19,900         516,206
      USEC *                                             97,000         203,700
      Vaalco Energy *                                    61,100         416,091
      W&T Offshore                                       18,700         368,203
      Western Refining *                                  3,700          59,126
                                                                  -------------
                                                                      3,099,479
                                                                  -------------
   FINANCIALS - 29.4%
      Alterra Capital Holdings #                         20,000         433,600
      American Equity Investment
         Life Holding                                    41,200         446,608
      Anworth Mortgage Asset REIT                        40,200         259,290
      Ashford Hospitality Trust REIT                     49,400         439,660
      Banco Latinoamericano de Comercio
         Exterior SA, Cl E #                             27,500         446,875
      Calamos Asset Management, Cl A                     22,000         274,780
      Camden National                                    11,554         342,923
      Capstead Mortgage REIT                             45,500         551,460
      CBL & Associates Properties REIT                   33,400         513,692
      CNO Financial Group *                              76,600         478,750
      Cohen & Steers                                      5,800         157,586
      Colonial Properties Trust REIT                      9,700         196,716
      CommonWealth REIT                                  25,700         497,295
      Cousins Properties REIT                            11,650          76,424
      Dime Community Bancshares                          27,200         324,224
      Dynex Capital REIT                                 21,100         184,836
      ESSA Bancorp                                        5,300          58,512
      Extra Space Storage REIT                           35,200         793,056
      First Bancorp                                      38,629         489,816
      First Bancorp Puerto Rico * #                       3,606          12,837
      First Cash Financial Services *                     2,300          95,450
      First Financial Holdings                           11,000          81,950
      Flagstone Reinsurance Holdings #                   17,900         151,971
      Flushing Financial                                 35,800         438,908
      FNB                                                21,400         215,926
      GFI Group                                          53,200         229,824
      Hanover Capital Mortgage Holdings *                 8,500         215,560
      Hilltop Holdings *                                 32,900         259,252
      Horace Mann Educators                              26,900         361,805
      Hospitality Properties Trust REIT                  21,100         507,033
      Huntington Bancshares                              55,900         289,562
      ICG Group *                                        30,300         326,937
      Independent Bank *                                  4,967           8,543
      Infinity Property & Casualty                        3,189         184,834
      International Bancshares                           35,200         637,824
      Investors Bancorp *                                 6,400          88,832
      Kansas City Life Insurance                          1,900          63,688
      Lakeland Bancorp                                   18,745         174,141
      MFA Financial REIT                                 69,000         465,750
      MGIC Investment *                                  51,300         136,458

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 33

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

SMALL CAP CORE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Montpelier Re Holdings #                           13,600   $     238,000
      Nelnet, Cl A                                       28,400         610,032
      One Liberty Properties REIT                        24,400         396,744
      Oriental Financial Group #                         57,600         609,984
      Parkway Properties REIT                            21,500         276,275
      PennantPark Investment                             26,300         281,936
      PHH *                                               3,500          64,575
      Pinnacle Financial Partners *                       7,000         105,070
      Piper Jaffray *                                     4,400          91,344
      Platinum Underwriters Holdings #                    2,400          83,112
      Presidential Life                                  28,351         281,242
      Protective Life                                    21,100         392,460
      PS Business Parks REIT                              1,100          58,553
      RAIT Financial Trust REIT                          12,733          66,212
      Republic Bancorp, Cl A                             20,218         411,234
      Sabra Health Care REIT                             16,300         167,401
      Safety Insurance Group                              1,600          68,192
      Selective Insurance Group                          23,500         376,705
      Sierra Bancorp                                     18,000         196,920
      Sovran Self Storage REIT                           11,900         525,980
      StanCorp Financial Group                           13,600         461,584
      Stewart Information Services                        7,400          74,296
      Sunstone Hotel Investors REIT *                    35,000         243,250
      Trustmark                                           9,600         212,544
      Validus Holdings #                                 13,500         369,360
      Washington Trust Bancorp                           11,300         265,324
      Webster Financial                                  24,700         485,108
      WesBanco                                           23,200         460,752
      Westamerica Bancorporation                          4,400         197,208
                                                                  -------------
                                                                     19,984,585
                                                                  -------------
   HEALTH CARE - 8.2%
      Alnylam Pharmaceuticals *                          10,700          86,884
      Array Biopharma *                                  36,200          87,242
      Complete Genomics *                                 4,700          26,790
      Computer Programs & Systems                         4,700         240,029
      CONMED *                                            2,500          65,675
      Cyberonics *                                        6,600         190,080
      Endo Pharmaceuticals Holdings *                     6,200         200,322
      Fluidigm *                                          4,900          68,404
      Halozyme Therapeutics *                             9,100          76,713
      Hi-Tech Pharmacal *                                 5,700         202,464
      InterMune *                                         5,900         150,450
      Jazz Pharmaceuticals *                              4,700         183,112
      Kindred Healthcare *                               23,400         272,610
      Lumenis * #                                            13              --
      Magellan Health Services *                         11,200         576,464
      Medicis Pharmaceutical, Cl A                        7,500         287,175
      Medidata Solutions *                                2,200          39,556
      Medivation *                                        2,400          41,232
      Molina Healthcare *                                 2,700          57,186
      NuPathe *                                          13,000          34,190

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Orexigen Therapeutics *                            65,900   $     144,321
      Osiris Therapeutics *                              14,100          75,576
      Pacira Pharmaceuticals *                            6,200          60,636
      Par Pharmaceutical *                               24,000         734,400
      PDL BioPharma                                      56,000         339,920
      PharMerica *                                       13,600         212,160
      RTI Biologics *                                    15,600          70,200
      Sirona Dental Systems *                             6,300         301,770
      Skilled Healthcare Group, Cl A *                   18,400          69,552
      Sun Healthcare Group *                             22,000          57,640
      Transcept Pharmaceuticals *                         8,200          71,504
      WellCare Health Plans *                             6,700         328,367
      XenoPort *                                         29,900         182,390
      Zoll Medical *                                      1,600          60,496
                                                                  -------------
                                                                      5,595,510
                                                                  -------------
   INDUSTRIAL - 12.9%
      AAR                                                26,400         526,152
      Aerovironment *                                     2,300          75,969
      Aircastle                                          37,100         450,023
      Alaska Air Group *                                 13,000         864,890
      Amerco *                                              800          60,568
      American Science & Engineering                      1,200          81,624
      Ampco-Pittsburgh                                   16,500         346,335
      AO Smith                                            2,250          83,610
      Applied Industrial Technologies                     5,400         181,548
      Arkansas Best                                       8,700         179,220
      Atlas Air Worldwide Holdings *                      3,600         138,672
      Blount International *                             10,100         156,853
      Cascade                                             2,700         116,370
      CDI                                                 7,200          94,536
      Ceradyne *                                          2,400          80,304
      Clean Harbors *                                     1,600          93,232
      Deluxe                                             22,300         526,726
      Douglas Dynamics                                    4,500          67,590
      Dycom Industries *                                 25,900         503,237
      Ennis                                              23,600         345,268
      EnPro Industries *                                  4,900         168,756
      FreightCar America *                                5,400         102,330
      GeoEye *                                            1,500          50,355
      Insperity                                           5,400         139,212
      Knoll                                               7,600         115,900
      Korn/Ferry International *                          9,300         148,521
      Layne Christensen *                                 3,300          83,127
      LSI Industries                                      7,300          49,129
      Meritor *                                           6,700          63,784
      NACCO Industries, Cl A                              5,400         443,340
      NCI Building Systems *                              9,700          88,367
      NN *                                               15,100         133,484
      PAM Transportation Services *                      43,452         442,341
      Resources Connection                               22,700         251,743
      RSC Holdings *                                      8,300          81,008

                                            See note to schedule of investments.

34 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

SMALL CAP CORE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Ryder System                                        1,000   $      50,940
      Sauer-Danfoss *                                     2,900         112,288
      Seaboard                                              110         241,780
      Sykes Enterprises *                                 5,500          87,615
      TAL International Group                            13,500         375,705
      Tutor Perini *                                     21,100         306,583
      US Airways Group *                                 41,700         240,609
                                                                  -------------
                                                                      8,749,644
                                                                  -------------
   INFORMATION TECHNOLOGY - 15.8%
      Acxiom *                                            8,400         110,796
      ADTRAN                                              2,000          67,200
      Anaren *                                            4,000          76,520
      Arris Group *                                      21,200         228,112
      Aspen Technology *                                 24,200         419,628
      ATMI *                                              5,900         120,360
      Benchmark Electronics *                            34,600         475,404
      Black Box                                          11,036         308,898
      Blackbaud                                           2,700          75,681
      Brightpoint *                                      23,300         236,495
      Cirrus Logic *                                      9,900         164,736
      Cognex                                              2,200          74,558
      Comtech Telecommunications                         20,800         688,688
      Convergys *                                        46,900         501,830
      CSG Systems International *                        26,700         380,208
      Diodes *                                            3,200          71,584
      Electro Rent                                        5,000          80,350
      Entegris *                                         41,100         368,256
      Fairchild Semiconductor International *            36,300         543,411
      Formfactor *                                       25,800         154,284
      GT Advanced Technologies *                         26,500         217,300
      Heartland Payment Systems                           3,100          67,456
      Imation *                                          29,100         195,552
      Integrated Device Technology *                     59,700         362,976
      Interactive Intelligence Group *                    2,700          74,925
      IntraLinks Holdings *                               4,800          41,712
      Kulicke & Soffa Industries *                       21,200         204,580
      Manhattan Associates *                             16,100         681,835
      MicroStrategy, Cl A *                               1,400         184,478
      Monolithic Power Systems *                         13,000         161,980
      Multi-Fineline Electronix *                        12,800         293,632
      Netgear *                                           1,600          56,736
      OmniVision Technologies *                           2,700          44,037
      Opnext *                                           29,000          28,780
      Photronics *                                       41,000         257,070
      QLIK Technologies *                                 4,400         125,708
      RealNetworks                                        9,075          88,572
      Riverbed Technology *                               2,300          63,434
      Silicon Image *                                     8,400          54,096
      Stamps.com *                                        2,900          94,424
      Syntel                                              7,600         371,640
      Tech Data *                                        10,500         516,390

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      TeleCommunication Systems, Cl A *                  42,500   $     140,250
      TeleTech Holdings *                                20,800         363,584
      TIBCO Software *                                   14,800         427,572
      United Online                                      82,000         484,620
                                                                  -------------
                                                                     10,750,338
                                                                  -------------
   MATERIALS - 6.3%
      A. Schulman                                        23,400         493,974
      AEP Industries *                                    4,300         116,229
      Boise                                              33,000         199,650
      Century Aluminum *                                  7,000          78,120
      Coeur d'Alene Mines *                               2,500          63,925
      Domtar #                                            2,400         196,584
      Headwaters *                                       27,400          48,224
      Hecla Mining                                        9,000          56,430
      Innospec *                                         12,900         389,580
      LSB Industries *                                    7,300         258,639
      Minerals Technologies                               2,200         120,648
      Neenah Paper                                       15,900         262,350
      NewMarket                                           2,200         427,108
      OM Group *                                         11,100         320,901
      PH Glatfelter                                      21,700         325,500
      Rock-Tenn, Cl A                                     3,500         207,165
      Rockwood Holdings *                                 2,400         110,496
      Stepan                                              2,900         224,141
      Worthington Industries                             20,300         350,784
                                                                  -------------
                                                                      4,250,448
                                                                  -------------
   TELECOMMUNICATION SERVICES - 1.1%
      Cincinnati Bell *                                  65,900         212,198
      Consolidated Communications Holdings               10,000         188,800
      Frontier Communications                                 1               6
      Neutral Tandem *                                    1,600          16,864
      USA Mobility                                       21,300         278,391
      Vonage Holdings *                                  15,300          51,255
                                                                  -------------
                                                                        747,514
                                                                  -------------
   UTILITIES - 3.2%
      Avista                                             11,200         285,040
      NorthWestern                                        2,700          93,015
      PNM Resources                                      24,800         445,904
      Portland General Electric                          36,700         900,618
      South Jersey Industries                             1,200          67,572
      Unisource Energy                                    4,700         175,216
      Unitil                                              5,600         149,352
      WGL Holdings                                        1,600          68,496
                                                                  -------------
                                                                      2,185,213
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $69,105,449)                                          66,703,060
                                                                  -------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 35

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

SMALL CAP CORE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   RIGHTS - 0.0%
--------------------------------------------------------------------------------
   FINANCIALS - 0.0%
      First Bancorp Puerto Rico Rights,
         expires 11/21/2011                               3,606   $         325
                                                                  -------------
      TOTAL RIGHTS
         (Cost $--)                                                         325
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.1%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.080%, dated 10/31/11, matures
         on 11/01/11, repurchase price
         $732,026 (collateralized by a
         U.S. Treasury Bond obligation,
         par value $675,000, 3.875%,
         08/15/40, total market value
         $776,502)                                  $   732,024         732,024
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $732,024)                                                732,024
                                                                  -------------
   TOTAL INVESTMENTS - 99.3%
      (Cost $69,837,473) ++                                          67,435,409
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.7%                               494,837
                                                                  -------------
   NET ASSETS - 100.0%                                            $  67,930,246
                                                                  =============

*      NON-INCOME PRODUCING SECURITY.
# THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
++ AT OCTOBER 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $69,837,473, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $9,598,008, AND $(12,000,072), RESPECTIVELY.

(1)    FORMERLY KNOWN AS SMALL CAP ADVANTAGE FUND.

CL     - CLASS
REIT   - REAL ESTATE INVESTMENT TRUST

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT OCTOBER 31, 2011 IS AS FOLLOWS:

LONG FUTURES            NUMBER OF    EXPIRATION      COUNTER-     UNREALIZED
OUTSTANDING             CONTRACTS       DATE           PARTY    APPRECIATION**
-------------------------------------------------------------------------------
RUSSELL 2000
   MINI INDEX FUTURES      11       DECEMBER 2011     GSC            $19,139

** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE TO SCHEDULE OF INVESTMENT FOR ADDITIONAL DETAILS.

GSC    - GOLDMAN SACHS COMPANY

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                                  LEVEL 2       LEVEL 3
                                                   TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                                    10/31/11         PRICE         INPUTS        INPUTS
                                                 -------------   ------------   -----------   ------------
   Common Stock***                               $  66,703,060   $ 66,703,060   $        --   $         --
   Rights                                                  325             --           325             --
   Repurchase Agreement                                732,024             --       732,024             --
   Derivatives (2)
      Equity Contracts                                  19,139         19,139            --             --
                                                 -------------   ------------   -----------   ------------
Total:                                           $  67,454,548   $ 66,722,199   $   732,349   $         --
                                                 =============   ============   ===========   ============

***    See schedule of investments detail for industry breakouts.
(2)    Investments in derivatives include open futures contracts.

For more Information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

36 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.0%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 13.8%
      Comcast, Cl A                                     280,200   $   6,444,600
      Daimler #                                          50,000       2,542,000
      Home Depot                                        117,450       4,204,710
      McGraw-Hill                                       104,450       4,439,125
      News, Cl A                                        271,800       4,761,936
      Target                                            148,000       8,103,000
      Time Warner Cable                                  78,200       4,980,558
      Walt Disney                                       130,000       4,534,400
                                                                  -------------
                                                                     40,010,329
                                                                  -------------
   CONSUMER STAPLES - 11.9%
      Altria Group                                      137,450       3,786,747
      Diageo, SP ADR                                     46,200       3,829,056
      Heineken, ADR                                     156,450       3,787,655
      Henkel KGaA, SP ADR                                64,350       3,164,089
      Nestle, SP ADR                                     50,000       2,888,000
      Philip Morris International                       107,850       7,535,480
      Unilever, NY Shares #                             147,300       5,086,269
      Walgreen                                          129,500       4,299,400
                                                                  -------------
                                                                     34,376,696
                                                                  -------------
   ENERGY - 13.6%
      Apache                                             27,500       2,739,825
      Chevron                                            79,200       8,319,960
      Halliburton                                        83,200       3,108,352
      Marathon Oil                                      153,500       3,995,605
      Occidental Petroleum                               31,500       2,927,610
      Peabody Energy                                     47,400       2,055,738
      Royal Dutch Shell PLC, ADR                        113,400       8,142,120
      Suncor Energy (Canada)                             73,250       2,337,407
      Williams                                          194,550       5,857,900
                                                                  -------------
                                                                     39,484,517
                                                                  -------------
   FINANCIALS - 15.5%
      Bank of New York Mellon                           148,850       3,167,528
      Berkshire Hathaway, Cl B *                         65,150       5,072,579
      Citigroup                                         127,700       4,034,043
      Goldman Sachs Group                                34,650       3,795,907
      JPMorgan Chase                                    286,950       9,974,382
      MetLife                                           169,300       5,952,588
      Wells Fargo                                       393,100      10,185,221
      Weyerhaeuser, REIT                                147,050       2,643,959
                                                                  -------------
                                                                     44,826,207
                                                                  -------------
   HEALTH CARE - 9.3%
      Covidien #                                         87,650       4,123,056
      Gilead Sciences *                                  67,000       2,791,220
      Hospira *                                          41,100       1,292,595
      Merck                                             150,000       5,175,000
      Pfizer                                            341,600       6,579,216
      UnitedHealth Group                                147,050       7,056,929
                                                                  -------------
                                                                     27,018,016
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 16.2%
      ABB, SP ADR *                                     134,450   $   2,529,005
      Assa Abloy AB, ADR                                300,000       3,615,000
      Dun & Bradstreet                                   46,050       3,078,903
      Honeywell International                           106,000       5,554,400
      Jardine Matheson Holdings, ADR                     43,050       2,176,177
      Lockheed Martin                                    43,550       3,305,445
      Rolls-Royce Holdings PLC, SP ADR                   70,000       3,948,000
      Schindler Holding AG, COP
         (Switzerland) ^                                 30,705       3,595,703
      Tyco International #                               88,150       4,015,233
      United Parcel Service, Cl B                        93,500       6,567,440
      United Technologies                                64,350       5,018,013
      Vinci (France) ^                                   73,250       3,592,059
                                                                  -------------
                                                                     46,995,378
                                                                  -------------
   INFORMATION TECHNOLOGY - 15.6%
      Corning                                           215,850       3,084,497
      Hewlett-Packard                                   171,000       4,550,310
      Intel                                             298,050       7,314,147
      International Business Machines                    36,000       6,646,680
      Microsoft                                         490,000      13,048,700
      Motorola Solutions                                100,000       4,691,000
      Texas Instruments                                  79,200       2,433,816
      Western Union                                     195,000       3,406,650
                                                                  -------------
                                                                     45,175,800
                                                                  -------------
   MATERIALS - 1.3%
      BHP Billiton PLC, ADR                              33,800       2,128,386
      Dow Chemical                                       54,450       1,518,066
                                                                  -------------
                                                                      3,646,452
                                                                  -------------
   UTILITIES - 0.8%
      Questar                                           127,250       2,452,108
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $256,019,221)                                        283,985,503
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.8%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         5,265,121       5,265,121
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $5,265,121)                                            5,265,121
                                                                  -------------
   TOTAL INVESTMENTS - 99.8%
      (Cost $261,284,342) ++                                        289,250,624
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.2%                               607,116
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 289,857,740
                                                                  =============

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 37

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

VALUE MOMENTUM FUND (CONCLUDED)

*      NON-INCOME PRODUCING SECURITY.
^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2011 IS $7,187,762.
# THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
++ AT OCTOBER 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $261,284,342, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $42,355,156 AND $(14,388,874), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
COP    - CERTIFICATES OF PARTICIPATION
NY     - NEW YORK
PLC    - PUBLIC LIABILITY COMPANY
REIT   - REAL ESTATE INVESTMENT TRUST
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                                  LEVEL 2        LEVEL 3
                                                   TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                    VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                                    10/31/11         PRICE         INPUTS        INPUTS
                                                 -------------   ------------   -----------   ------------
Common Stocks
   Consumer Discretionary                        $  40,010,329   $ 40,010,329   $        --   $         --
   Consumer Staples                                 34,376,696     34,376,696            --             --
   Energy                                           39,484,517     39,484,517            --             --
   Financials                                       44,826,207     44,826,207            --             --
   Health Care                                      27,018,016     27,018,016            --             --
   Industrial                                       46,995,378     39,807,616     7,187,762             --
   Information Technology                           45,175,800     45,175,800            --             --
   Materials                                         3,646,452      3,646,452            --             --
   Utilities                                         2,452,108      2,452,108            --             --
                                                 -------------   ------------   -----------   ------------
Total Common Stocks:                             $ 283,985,503   $276,797,741   $ 7,187,762   $         --
                                                 -------------   ------------   -----------   ------------
   Registered Investment Companies                                  5,265,121            --             --
                                                 -------------   ------------   -----------   ------------
Total:                                           $ 289,250,624   $282,062,862   $ 7,187,762   $         --
                                                 =============   ============   ===========   ============

                                            See note to schedule of investments.

38 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

TACTICAL CAPITAL GROWTH ALLOCATION FUND (1)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 83.7%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 3.4%                        155,120   $   1,679,950
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.4% *                       63,770         704,653
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 3.6% *                       76,656       1,760,010
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 2.8% *                       44,418       1,346,746
      HighMark International Opportunities Fund,
         Fiduciary Shares - 11.4%                       873,986       5,584,770
      HighMark Large Cap Core Equity Fund,
         Fiduciary Shares - 21.5%                     1,277,328      10,525,184
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 5.4%                        264,029       2,613,887
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 16.4%                       757,260       8,004,237
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 1.0% *                       14,687         469,984
      HighMark Small Cap Core Fund,
         Fiduciary Shares - 13.0% *                     360,741       6,349,046
      HighMark Value Momentum Fund,
         Fiduciary Shares - 3.8%                        123,517       1,872,513
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $39,651,278)                                          40,910,980
                                                                  -------------
--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT
   COMPANIES - 6.1%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 0.2%                          8,069          92,794
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 5.9%                        288,530       2,896,838
                                                                  -------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $2,993,603)                                            2,989,632
                                                                  -------------
--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 8.4%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 2.2%                      42,057       1,046,377
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 0.7% *                    29,103         333,806
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 4.6%                     118,131       2,265,762
      Morgan Stanley Institutional Fund
         - U.S. Real Estate Portfolio,
         Institutional Class - 0.3%                      10,542         158,660
      Vanguard Health Care Fund,
         Admiral Shares - 0.6%                            5,088         285,132
                                                                  -------------
      TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
         (Cost $4,141,469)                                            4,089,737
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 1.5%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 1.5%                     128,141   $     732,969
                                                                  -------------
      TOTAL FIXED INCOME REGISTERED |
         INVESTMENT COMPANY
         (Cost $689,270)                                                732,969
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.5%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.080%, dated 10/31/11, matures on
         11/01/11, repurchase price $243,912
         (collateralized by a U.S. Treasury Bond
         obligation, par value $225,000,
         3.875%, 08/15/40, total market
         value $258,834)                            $   243,911         243,911
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $243,911)                                                243,911
                                                                  -------------
   TOTAL INVESTMENTS - 100.2%
      (Cost $47,719,531)                                             48,967,229
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.2)%                             (91,108)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  48,876,121
                                                                  =============

--------------------------------------------------------------------------------

*      NON-INCOME PRODUCING SECURITY.
+ AT OCTOBER 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $47,719,531, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,010,796 AND $(763,098), RESPECTIVELY.
(1)    FORMERLY KNOWN AS CAPITAL GROWTH ALLOCATION FUND.

LONG FUTURES            NUMBER OF      EXPIRATION     COUNTER-      UNREALIZED
OUTSTANDING             CONTRACTS         DATE          PARTY     APPRECIATION**
--------------------------------------------------------------------------------
Japanese Yen                3        DECEMBER 2011       GSC          $8,952

** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE TO SCHEDULE OF INVESTMENTS FOR ADDITIONAL DETAILS.

GSC    - GOLDMAN SACHS COMPANY

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 39

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

TACTICAL CAPITAL GROWTH ALLOCATION FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                                  LEVEL 2       LEVEL 3
                                                   TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                                    10/31/11         PRICE         INPUTS        INPUTS
                                                 -------------   ------------   -----------   ------------
   Investments in Securities **                  $  48,723,318   $ 48,723,318   $        --   $         --
   Repurchase Agreement                                243,911             --       243,911             --
   Derivatives (1)
      Foreign Currency Futures                           8,952          8,952            --             --
                                                 -------------   ------------   -----------   ------------
Total:                                           $  48,976,181   $ 48,732,270   $   243,911   $         --
                                                 =============   ============   ===========   ============

**     See schedule of investments detail for security type breakout.
(1)    Investments in derivatives include futures contracts.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

40 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

TACTICAL GROWTH & INCOME ALLOCATION FUND (1)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 65.0%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 2.8%                        166,484   $   1,803,022
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.1% *                       62,523         690,884
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 3.2%                         89,087       2,045,448
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 2.3%                         47,671       1,445,397
      HighMark International Opportunities Fund,
         Fiduciary Shares - 9.4%                        945,883       6,044,192
      HighMark Large Cap Core Equity Fund,
         Fiduciary Shares - 14.8%                     1,154,805       9,515,592
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 4.7%                        302,471       2,994,468
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 13.1%                       796,022       8,413,955
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 0.7% *                       14,399         460,768
      HighMark Small Cap Core Fund,
         Fiduciary Shares - 10.2%                       374,160       6,585,221
      HighMark Value Momentum Fund,
         Fiduciary Shares - 2.7%                        116,143       1,760,721
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $38,984,000)                                          41,759,668
                                                                  -------------
--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT
   COMPANIES - 23.0%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 8.4%                        468,231       5,384,651
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 14.6%                       935,451       9,391,929
                                                                  -------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $14,706,489)                                          14,776,580
                                                                  -------------
--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 6.2%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 1.5%                      37,821         940,984
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 0.7% *                    38,108         437,097
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 3.5%                     117,772       2,258,858
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 0.2%                       9,892         148,868
      Vanguard Health Care Fund,
         Admiral Shares - 0.3% *                          3,778         211,719
                                                                  -------------
      TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
         (Cost $3,970,406)                                            3,997,526
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 3.6%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 3.6%                     409,269   $   2,341,020
                                                                  -------------
      TOTAL FIXED INCOME REGISTERED INVESTMENT COMPANY
         (Cost $2,245,557)                                            2,341,020
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.7%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.080%, dated 10/31/11, matures on
         11/01/11, repurchase price $1,087,477
         (collateralized by a U.S. Treasury Bond
         obligation, par value $1,005,000,
         3.875%, 08/15/40, total market
         value $1,156,126)                          $ 1,087,475       1,087,475
                                                                  -------------
         TOTAL REPURCHASE AGREEMENT
         (Cost $1,087,475)                                            1,087,475
                                                                  -------------
   TOTAL INVESTMENTS - 99.5%
      (Cost $60,993,927) +                                           63,962,269
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.5%                               303,859
                                                                  -------------
   NET ASSETS - 100.0%                                            $  64,266,128
                                                                  =============
--------------------------------------------------------------------------------

*      NON-INCOME PRODUCING SECURITY.
+ AT OCTOBER 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $60,993,927, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,274,624 AND $(306,282).
(1)    FORMERLY KNOWN AS GROWTH & INCOME ALLOCATION FUND

LONG FUTURES    NUMBER OF      EXPIRATION     COUNTER-      UNREALIZED
OUTSTANDING     CONTRACTS         DATE          PARTY     APPRECIATION**
------------------------------------------------------------------------
Japanese Yen        4        DECEMBER 2011       GSC         $11,936

** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE TO SCHEDULE OF INVESTMENTS FOR ADDITIONAL DETAILS.

GSC    - GOLDMAN SACHS COMPANY
S&P    - STANDARD & POOR'S

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 41

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

TACTICAL GROWTH & INCOME ALLOCATION FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                                  LEVEL 2       LEVEL 3
                                                   TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                                    10/31/11         PRICE         INPUTS        INPUTS
                                                 -------------   ------------   -----------   ------------
   Investments in Securities **                  $  62,874,794   $ 62,874,794   $        --   $         --
   Repurchase Agreement                              1,087,475             --     1,087,475             --
   Derivatives (1)
      Foreign Currency Futures                          11,936             --        11,936             --
                                                 -------------   ------------   -----------   ------------
Total:                                           $  63,974,205   $ 62,874,794   $ 1,099,411   $         --
                                                 =============   ============   ===========   ============

**     See schedule of investments detail for security type breakout.
(1)    Investments in derivatives include futures contracts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

42 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 50.2%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 6.7%
      Comcast
         5.700%, 07/01/19                          $  3,500,000   $   4,099,249
      Gap
         5.950%, 04/12/21                             3,750,000       3,561,626
      Georgia-Pacific (A)
         8.250%, 05/01/16                             1,950,000       2,162,236
         5.400%, 11/01/20                             1,950,000       2,174,022
      News America Holdings
         7.750%, 02/01/24                             1,000,000       1,210,934
      Staples
         9.750%, 01/15/14                             1,500,000       1,730,682
      Starwood Hotels & Resorts Worldwide
         6.250%, 02/15/13                             3,500,000       3,640,000
      Time Warner Entertainment
         8.375%, 03/15/23                             5,000,000       6,574,805
                                                                  -------------
                                                                     25,153,554
                                                                  -------------
   ENERGY - 6.5%
      BP Capital Markets PLC
         4.742%, 03/11/21                             3,000,000       3,364,908
      Energy Transfer Partners
         9.700%, 03/15/19                             2,000,000       2,472,150
      Enterprise Products Operating
         4.050%, 02/15/22                             2,000,000       2,068,880
      Magellan Midstream Partners
         6.550%, 07/15/19                             3,000,000       3,562,599
         4.250%, 02/01/21                               500,000         523,536
      Petrobras International Finance
         3.875%, 01/27/16                             2,000,000       2,046,602
      Petrohawk Energy
         7.875%, 06/01/15                             4,000,000       4,290,000
      Rockies Express Pipeline (A)
         3.900%, 04/15/15                             2,000,000       1,964,512
      Transcontinental Gas Pipe Line
         7.250%, 12/01/26                             2,250,000       2,829,643
      Williams Partners
         5.250%, 03/15/20                             1,000,000       1,104,931
                                                                  -------------
                                                                     24,227,761
                                                                  -------------
   FINANCIALS - 14.7%
      American International Group
         4.250%, 09/15/14                             4,000,000       3,934,484
      Bank of America, MTN
         5.650%, 05/01/18                             3,000,000       3,004,020
      BB&T Capital Trust II
         6.750%, 06/07/36                             1,500,000       1,499,692
      Berkshire Hathaway Finance
         5.400%, 05/15/18                               850,000         971,561
      Boston Properties
         4.125%, 05/15/21                             3,000,000       2,942,004
      Capital One Financial
         4.750%, 07/15/21                             1,350,000       1,416,820

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Citigroup
         4.750%, 05/19/15                          $  3,500,000   $   3,643,406
      Ford Motor Credit
         5.000%, 05/15/18                             2,700,000       2,744,299
      GE Global Insurance
         7.750%, 06/15/30                             5,000,000       5,668,120
      General Electric Capital
         3.350%, 10/17/16                             6,000,000       6,165,660
      HSBC Bank PLC (A)
         2.000%, 01/19/14                             2,350,000       2,353,161
      HSBC Holdings PLC
         5.100%, 04/05/21                             3,250,000       3,500,471
      JPMorgan Chase
         4.250%, 10/15/20                             4,400,000       4,378,862
         3.125%, 12/01/11                             3,000,000       3,007,839
      Lehman Brothers Holdings, MTN (B)
         5.625%, 01/24/13                             4,000,000       1,025,000
      NASDAQ OMX Group
         5.250%, 01/16/18                             2,000,000       2,082,412
      NB Capital Trust IV
         8.250%, 04/15/27                             2,000,000       1,860,000
      Wells Fargo
         5.625%, 12/11/17                             4,000,000       4,605,776
                                                                  -------------
                                                                     54,803,587
                                                                  -------------
   FOREIGN GOVERNMENTS - 1.8%
      Export-Import Bank of Korea
         3.750%, 10/20/16                             3,500,000       3,525,218
      Hydro Quebec, Ser IO
         8.050%, 07/07/24                             1,125,000       1,660,794
      Province of Saskatchewan
         9.375%, 12/15/20                             1,000,000       1,482,365
                                                                  -------------
                                                                      6,668,377
                                                                  -------------
   HEALTH CARE - 1.8%
      Laboratory Corp of America Holdings
         4.625%, 11/15/20                             3,000,000       3,205,461
      Wellpoint
         7.000%, 02/15/19                             2,000,000       2,479,142
         6.000%, 02/15/14                             1,000,000       1,103,898
                                                                  -------------
                                                                      6,788,501
                                                                  -------------
   INDUSTRIAL - 5.4%
      American Airlines, Ser 11-1A
         5.250%, 01/31/21                             1,997,043       1,817,309
      Continental Airlines Pass Through Trust,
         Ser 2010-1, Cl A
         4.750%, 01/12/21                             3,650,000       3,613,500
      Continental Airlines, Ser 07-1A
         5.983%, 04/19/22                             1,858,954       1,896,133
      Continental Airlines, Ser 98-1B (C)
         6.748%, 03/15/17                               618,009         570,113

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 43

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Delta Air Lines, Ser 11-1A
         5.300%, 04/15/19                          $  5,000,000   $   5,025,000
      Exelis (A)
         4.250%, 10/01/16                             2,825,000       2,829,814
      L-3 Communications, Ser B
         6.375%, 10/15/15                             4,450,000       4,544,562
                                                                  -------------
                                                                     20,296,431
                                                                  -------------
   INFORMATION TECHNOLOGY - 1.6%
      Hewlett-Packard
         4.375%, 09/15/21                             3,800,000       3,986,242
      International Business Machines
         6.500%, 01/15/28                             1,500,000       2,014,627
                                                                  -------------
                                                                      6,000,869
                                                                  -------------
   MATERIALS - 3.8%
      Alcoa
         5.400%, 04/15/21                             1,400,000       1,387,204
      ArcelorMittal
         5.500%, 03/01/21                             1,900,000       1,835,999
      Dow Chemical
         4.250%, 11/15/20                             3,750,000       3,856,275
      Rio Tinto Finance USA
         6.500%, 07/15/18                             4,000,000       4,799,460
      Teck Resources
         10.250%, 05/15/16                            1,950,000       2,283,840
                                                                  -------------
                                                                     14,162,778
                                                                  -------------
   TELECOMMUNICATION SERVICES - 4.4%
      AT&T
         3.875%, 08/15/21                               900,000         937,197
         2.400%, 08/15/16                             1,500,000       1,533,427
      Telefonica Emisiones SAU
         3.992%, 02/16/16                             4,000,000       3,935,132
      Verizon Maryland
         8.000%, 10/15/29                             2,980,000       3,790,611
      Verizon New England
         7.875%, 11/15/29                             4,925,000       6,007,554
                                                                  -------------
                                                                     16,203,921
                                                                  -------------
   UTILITIES - 3.5%
      Exelon Generation
         6.200%, 10/01/17                             4,000,000       4,615,880
      MidAmerican Energy Holdings, Ser D
         5.000%, 02/15/14                               400,000         431,142
      Oklahoma Gas & Electric
         6.650%, 07/15/27                             2,500,000       3,171,767
      Sempra Energy
         6.150%, 06/15/18                             4,000,000       4,704,988
                                                                  -------------
                                                                     12,923,777
                                                                  -------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $177,583,314)                                        187,229,556
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 12.2%
--------------------------------------------------------------------------------
      Banc of America Mortgage Securities,
         Ser 2003-7, Cl A2
         4.750%, 09/25/18                          $  3,288,447   $   3,395,765
      Chase Mortgage Finance,
         Ser 2003-S10, Cl A1
         4.750%, 11/25/18                               421,299         433,298
      Chase Mortgage Finance,
         Ser 2004-S1, Cl A3
         5.500%, 02/25/19                             1,780,947       1,855,141
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                             4,088,579       4,190,466
      CS First Boston Mortgage Securities,
         Ser 2005-C1, Cl A4 (D)
         5.014%, 02/15/38                             5,000,000       5,435,050
      DBUBS Mortgage Trust,
         Ser 2011-LC1A, Cl A1 (A)
         3.742%, 11/10/46                             3,352,744       3,490,203
      GE Capital Commercial Mortgage,
         Ser 2004-C3, Cl A3 (D)
         4.865%, 07/10/39                               304,827         304,973
      JPMorgan Chase Commercial Mortgage
         Securities, Ser 2004-PNC1, Cl A4 (D)
         5.363%, 06/12/41                             5,000,000       5,399,770
      Lehman Mortgage Trust,
         Ser 2007-8, Cl 1A1
         6.000%, 09/25/37                             4,815,653       3,816,039
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                             5,000,000       5,243,480
      Morgan Stanley Dean Witter Capital I,
         Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                                63,350          63,568
      Residential Funding Mortgage Securities I,
         Ser 2004-S3, Cl A1
         4.750%, 03/25/19                             2,082,508       2,131,557
      Wachovia Bank Commercial Mortgage Trust,
         Ser 2005-C17, Cl A2
         4.782%, 03/15/42                               371,099         371,020
      Wells Fargo Mortgage Backed Securities
         Trust, Ser 2003-13, Cl A1
         4.500%, 11/25/18                               887,837         908,450
      Wells Fargo Mortgage Backed
         Securities Trust,
         Ser 2007-7, Cl A1
         6.000%, 06/25/37                             4,967,347       4,563,229
         Ser 2004-2, Cl A1
         5.000%, 01/25/19                             2,632,222       2,714,298
         Ser 2003-M, Cl A1(D)
         4.692%, 12/25/33                             1,278,452       1,293,856
                                                                  -------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $44,264,428)                                          45,610,163
                                                                  -------------

                                            See note to schedule of investments.

44 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - 13.0%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 06/01/13                          $    143,156   $     148,268
         6.000%, 09/01/13                               164,841         176,664
         6.000%, 09/01/17                               874,857         948,062
         6.000%, 11/01/17                               323,839         347,807
         5.500%, 03/01/17                               257,405         275,902
         5.000%, 10/01/20                               511,497         551,053
         4.500%, 05/01/19                               717,777         768,096
         4.500%, 07/01/19                             2,285,201       2,445,403
         4.500%, 04/01/20                               272,835         291,962
         4.500%, 07/01/23                             2,208,025       2,348,327
      FHLMC, ARM (D)
         4.398%, 06/01/39                             1,286,189       1,362,640
         2.453%, 12/01/34                             2,055,622       2,158,586
      FHLMC, CMO REMIC Ser 1666, Cl J
         6.250%, 01/15/24                             1,794,114       1,955,584
      FNMA
         8.500%, 05/01/25                                15,533          18,146
         8.000%, 08/01/24                                 1,875           2,180
         8.000%, 09/01/24                                   420             489
         8.000%, 06/01/30                                12,335          14,468
         7.500%, 12/01/26                               125,971         146,263
         7.000%, 05/01/30                                38,097          43,896
         6.500%, 04/01/14                               116,209         121,500
         6.500%, 05/01/26                                60,475          68,530
         6.500%, 03/01/28                                 6,320           7,157
         6.500%, 04/01/28                                93,665         106,070
         6.500%, 01/01/29                               382,219         432,840
         6.500%, 06/01/29                               114,329         129,471
         6.500%, 06/01/29                               218,668         247,629
         6.500%, 07/01/29                               200,324         226,855
         6.500%, 08/01/29                                82,318          93,220
         6.500%, 05/01/30                               267,235         302,628
         6.000%, 01/01/12                                   315             318
         6.000%, 01/01/12                                   922             930
         6.000%, 03/01/13                                 9,370          10,155
         6.000%, 05/01/16                               240,172         260,757
         6.000%, 10/01/16                               331,908         360,356
         6.000%, 11/01/17                               695,636         755,258
         6.000%, 12/01/27                                30,449          33,818
         6.000%, 12/01/27                                 9,730          10,807
         6.000%, 12/01/27                                 1,136           1,262
         6.000%, 07/01/28                               312,062         346,389
         6.000%, 08/01/28                                71,232          79,068
         6.000%, 10/01/28                               115,376         128,067
         6.000%, 10/01/28                                33,518          37,205
         6.000%, 12/01/28                               217,925         241,896
         6.000%, 12/01/28                               145,052         161,008

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA (continued)
         6.000%, 12/01/28                          $    398,503   $     442,338
         5.500%, 01/01/17                               168,315         182,672
         5.500%, 02/01/17                                88,211          95,791
         5.500%, 12/01/17                               945,359       1,019,722
         5.500%, 03/01/20                             4,783,725       5,203,746
         5.000%, 11/01/17                             1,126,984       1,217,589
         5.000%, 12/01/17                               379,010         409,481
         5.000%, 02/01/18                             1,237,952       1,337,478
         5.000%, 11/01/18                               213,446         230,606
         5.000%, 11/01/33                             4,921,821       5,311,721
         5.000%, 03/01/34                             1,605,697       1,732,898
         4.500%, 04/01/18                             7,112,363       7,620,675
      FNMA, ARM (D)
         2.390%, 01/01/36                             3,778,679       3,978,162
      GNMA
         8.000%, 05/15/17                                 2,865           2,895
         8.000%, 11/15/26                               140,814         165,913
         8.000%, 12/15/26                                43,781          51,702
         7.500%, 05/15/23                                65,034          75,643
         7.500%, 01/15/24                                11,483          11,538
         7.500%, 01/15/24                                 1,069           1,247
         7.500%, 01/15/24                                   619             722
         7.500%, 01/15/24                                21,504          25,083
         7.500%, 02/15/27                                15,509          18,138
         7.500%, 02/15/27                                 4,462           5,218
         7.500%, 07/15/27                                11,803          13,804
         7.500%, 08/15/27                                11,848          13,604
         7.500%, 08/15/27                                 1,118           1,307
         7.500%, 08/15/27                                   624             718
         7.500%, 08/15/27                                 8,296           9,702
         7.500%, 08/15/27                                 3,577           3,773
         7.000%, 01/15/24                                14,374          16,686
         7.000%, 04/15/24                                14,401          16,717
         6.500%, 12/15/23                                25,284          28,515
         6.500%, 12/15/23                                 4,017           4,530
         6.500%, 01/15/24                                 6,295           7,114
         6.500%, 02/15/24                                59,156          66,847
         6.500%, 04/15/26                                23,347          26,688
         6.500%, 01/15/29                               154,288         176,710
         6.500%, 05/15/29                               390,490         446,582
         6.500%, 06/15/29                                40,833          46,767
         6.000%, 08/15/28                                72,340          81,446
         6.000%, 09/15/28                                82,054          92,382
         6.000%, 09/15/28                               135,006         151,999
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $45,707,270)                                          48,513,859
                                                                  -------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 45

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 9.5%
--------------------------------------------------------------------------------
      U.S. Treasury Notes
         3.125%, 05/15/21                          $  3,500,000    $  3,804,885
         3.000%, 09/30/16                            15,000,000      16,454,295
         2.000%, 01/31/16                             3,150,000       3,311,438
         2.000%, 04/30/16                               950,000         998,393
         1.875%, 06/30/15                             6,750,000       7,061,661
         1.875%, 10/31/17                             2,000,000       2,062,968
         1.500%, 06/30/16                             1,850,000       1,899,728
                                                                  -------------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $33,166,629)                                          35,593,368
                                                                  -------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 8.3%
--------------------------------------------------------------------------------
      Ally Master Owner Trust,
         Ser 2011-1, Cl A2
         2.150%, 01/15/16                             2,500,000       2,538,711
      Avis Budget Rental Car Funding AESOP,
         Ser 2011-1A, Cl A (A)
         1.850%, 11/20/14                             1,400,000       1,403,780
      BMW Vehicle Owner Trust,
         Ser 2010-A, Cl A3
         1.390%, 04/25/13                             2,316,777       2,327,602
      Centerpoint Energy Transition Bond,
         Ser 2005-A, Cl A3
         5.090%, 08/01/15                             5,825,000       6,233,536
      Hertz Vehicle Financing,
         Ser 2011-1A, Cl A1 (A)
         2.200%, 03/25/16                             3,500,000       3,547,485
      Oncor Electric Delivery Transition Bond,
         Ser 2004-1, Cl A3
         5.290%, 05/15/18                             3,120,000       3,524,438
      SLM Student Loan Trust,
         Ser 2011-2, Cl A1 (D)
         0.845%, 11/25/27                             5,126,751       5,120,894
      Volkswagen Auto Loan Enhanced Trust,
         Ser 2011-1, Cl A4
         1.980%, 09/20/17                             2,425,000       2,494,653
      World Omni Auto Receivables Trust,
         Ser 2011-A, Cl A4
         1.910%, 04/15/16                             3,800,000       3,880,026
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $29,947,503)                                          31,071,125
                                                                  -------------

--------------------------------------------------------------------------------
   TAXABLE MUNICIPAL BONDS - 4.1%
--------------------------------------------------------------------------------
   CALIFORNIA - 3.6%
      California State, Public School
         Improvements, Taxable, GO
         6.200%, 10/01/19                             2,250,000       2,546,280
      Los Angeles, Department
         of Water & Power Revenue,
         Build America Bonds, Taxable, RB
         6.574%, 07/01/45                             2,900,000       3,694,745

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   TAXABLE MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Metropolitan Water District of
         Southern California,
         Build America Bonds, Taxable, RB
         6.947%, 07/01/40                          $  4,750,000   $   5,478,793
      University of California Revenue,
         Build America Bonds, Taxable, RB (D)
         1.988%, 05/15/50                             1,750,000       1,780,030
                                                                  -------------
                                                                     13,499,848
                                                                  -------------
   NEW JERSEY - 0.5%
      New Jersey State, Turnpike Authority
         Turnpike Revenue,
         Build America Bonds, Taxable, RB
         7.102%, 01/01/41                             1,250,000       1,640,750
                                                                  -------------
      TOTAL TAXABLE MUNICIPAL BONDS
         (Cost $13,311,248)                                          15,140,598
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.7%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         6,318,100       6,318,100
                                                                  -------------
         TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $6,318,100)                                            6,318,100
                                                                  -------------
   TOTAL INVESTMENTS - 99.0%
      (Cost $350,298,492) +                                         369,476,769
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 1.0%
                                                                      3,728,132
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 373,204,901
                                                                  =============

--------------------------------------------------------------------------------
+ AT OCTOBER 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $350,298,492, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $24,191,218 AND $(5,012,941), RESPECTIVELY.
(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2011 WAS $19,925,213 AND REPRESENTED 5.3% OF NET ASSETS.
(B) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF OCTOBER 31, 2011, THE VALUE OF THIS SECURITY AMOUNTED TO $1,025,000, WHICH REPRESENTS 0.3% OF NET ASSETS..
(C) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITY AS OF OCTOBER 31, 2011 WAS $570,113 AND REPRESENTED 0.2% OF NET ASSETS.
(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2011.

                                            See note to schedule of investments.

46 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

BOND FUND (CONCLUDED)

ARM   - ADJUSTABLE RATE MORTGAGE
CL    - CLASS
CMO   - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
MTN   - MEDIUM TERM NOTE
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                                           LEVEL 2         LEVEL 3
                                                          TOTAL FAIR       LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                           VALUE AT        QUOTED        OBSERVABLE     UNOBSERVABLE
                                                           10/31/11         PRICE           INPUTS         INPUTS
                                                        -------------   -------------   -------------   ------------
   Corporate Obligations                                $ 187,229,556   $          --   $ 187,229,556   $         --
   Mortgage-Backed Securities                              45,610,163              --      45,610,163             --
   U.S. Government Agency Mortgage-Backed Obligations      48,513,859              --      48,513,859             --
   U.S. Treasury Obligations                               35,593,368              --      35,593,368             --
   Asset-Backed Securities                                 31,071,125              --      31,071,125             --
   Taxable Municipal Bonds                                 15,140,598              --      15,140,598             --
   Registered Investment Company                            6,318,100       6,318,100              --             --
                                                        -------------   -------------   -------------   ------------
Total:                                                  $ 369,476,769   $   6,318,100   $ 363,158,669   $         --
                                                        =============   =============   =============   ============

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 47

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 97.0%
--------------------------------------------------------------------------------
   CALIFORNIA - 97.0%
      Alhambra, Unified School District,
         Election 2004, Ser B, GO
         5.250%, 08/01/23 (A)                       $ 1,150,000   $   1,280,479
      Atascadero Unified School District,
         Election 2010, Ser A, GO
         AGM Insured
         5.250%, 08/01/25 (A)                           345,000         379,497
      Bay Area Toll Authority,
         San Francisco Bay Area, RB,
         5.250%, 04/01/23 (A)                           875,000         994,962
         Ser B-1,
         LOC Bank of America N.A.
         0.070%, 04/01/45 (A) (C)                     4,620,000       4,620,000
         Ser B-2, RB,
         LOC JPMorgan Chase Bank
         0.070%, 04/01/47 (A) (C)                     3,075,000       3,075,000
      Berryessa, Union School District, GO,
         National-RE Insured
         5.375%, 03/01/12                               460,000         467,038
      Brentwood, Unified School District,
         Election 1997, Ser B, GO,
         National-RE FGIC Insured
         4.850%, 08/01/14 (A)                           410,000         410,836
      Burlingame, Elementary School
         District, GO, AGM Insured
         5.250%, 07/15/16                               795,000         922,725
      California State, Department of
         Transportation,
         Federal Highway Grant,
         Anticipation Bonds,
         Ser A, RB, National-RE
         FGIC Insured
         5.000%, 02/01/14                             3,230,000       3,527,418
      California State, Department of
         Water Resources,
         Central Valley Project, Ser Z,
         ETM, RB, FGIC Insured
         5.000%, 12/01/12                                10,000          10,509
         RB, National-RE FGIC Insured
         5.000%, 12/01/12                             1,050,000       1,102,238
         Central Valley, RB,
         National-RE Insured
         5.000%, 12/01/21 (A)                         1,505,000       1,666,682
         Power Supply Revenue, RB,
         Ser A, AMBAC Insured,
         Prerefunded @ 101
         5.500%, 05/01/12 (A) (B)                     1,225,000       1,269,308
         Ser H, AGM Insured
         5.000%, 05/01/21 (A)                         1,175,000       1,326,034
         5.000%, 05/01/22 (A)                         1,645,000       1,844,012
         Subuser F5
         5.000%, 05/01/22 (A)                           865,000         969,648

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         RB, AGM Insured
         5.500%, 12/01/14                           $    10,000   $      11,466
         RB, ETM, AGM Insured
         5.500%, 12/01/14                             1,405,000       1,596,600
         Ser M, RB
         5.000%, 05/01/14                             3,000,000       3,309,000
      California State, Economic Recovery,
         Ser A, GO
         5.250%, 07/01/12                               515,000         531,753
         5.250%, 07/01/14                             1,615,000       1,800,660
         Ser A, GO, ETM
         5.250%, 07/01/14                               200,000         224,400
         Ser A, GO, National-RE Insured
         3.800%, 07/01/12                               450,000         460,332
         5.250%, 07/01/13                               325,000         350,165
         5.000%, 07/01/15 (A)                         1,200,000       1,325,388
      California State,
         Educational Facilities Authority,
         Loyola-Marymount University,
         Ser A, RB, National-RE Insured
         4.500%, 10/01/12 (A)                         1,760,000       1,782,722
         Santa Clara University, RB
         5.250%, 04/01/23 (A)                           250,000         274,470
         5.250%, 04/01/24 (A)                           670,000         727,968
         Stanford University,
         Ser P, RB
         5.250%, 12/01/13                               850,000         933,904
         Ser R, RB
         5.000%, 11/01/11                             1,310,000       1,310,000
      California State, GO,
         5.000%, 12/01/17 (A)                         1,545,000       1,748,569
         5.000%, 11/01/24 (A)                         2,000,000       2,145,160
         AMBAC Insured
         5.000%, 11/01/17                             1,000,000       1,131,230
         Various Purposes
         5.250%, 10/01/21 (A)                         1,000,000       1,127,350
         5.625%, 04/01/25 (A)                         1,975,000       2,215,318
      California State, University,
         Systemwide Ser A, RB
         4.000%, 11/01/11                               500,000         500,000
         5.250%, 11/01/22 (A)                           230,000         258,913
         5.000%, 11/01/25 (A)                           655,000         714,585
         5.000%, 11/01/26 (A)                         1,500,000       1,623,975
      Cerritos Community College District,
         Election 2004, Ser C, GO
         5.250%, 08/01/24 (A)                           450,000         504,612
         5.250%, 08/01/25 (A)                           750,000         831,878
      Chaffey, Unified High School District,
         GO, National-RE FGIC Insured
         5.000%, 08/01/15                             1,000,000       1,137,530

                                            See note to schedule of investments.

48 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Citrus Community College District,
         Election 2004,
         Ser C, GO
         5.250%, 06/01/25 (A)                       $   505,000   $     561,585
      Coast Community College,
         GO, National-RE Insured
         5.250%, 08/01/15                             1,030,000       1,174,550
      Corona-Norca Unified School District,
         Election 2006,
         Ser A, GO, AGM Insured
         5.000%, 08/01/17                               505,000         584,143
         Ser E, GO
         5.000%, 08/01/16                               920,000       1,051,928
      Desert Sands Unified School District,
         Election 2001, GO
         5.750%, 08/01/19 (A)                           650,000         775,886
         5.250%, 08/01/20 (A)                           610,000         698,822
         5.250%, 08/01/22 (A)                           650,000         735,280
         5.500%, 08/01/25 (A)                           300,000         334,416
      Dublin, Unified School District,
         Election 2004, Ser A, GO,
         AGM Insured
         5.000%, 08/01/21 (A)                           720,000         760,781
         5.000%, 08/01/26 (A)                         1,580,000       1,621,301
      El Camino, Community College,
         GO, AGM Insured
         5.000%, 08/01/16 (A)                         1,000,000       1,132,030
      Fallbrook, Unified High School
         District, GO, National-RE
         FGIC Insured
         5.375%, 09/01/12                               250,000         260,310
      Fontana, Unified School District,
         Ser A, GO, AGM Insured
         5.250%, 08/01/19 (A)                           980,000       1,068,729
      Gilroy, Unified School District,
         Election 2008, Ser A, GO
         5.250%, 08/01/22 (A)                         1,800,000       2,032,812
         6.000%, 08/01/25 (A)                         1,400,000       1,626,268
      Grant, Joint Union High School
         District, Election 2006, GO,
         AGM Insured
         5.000%, 08/01/21 (A)                           975,000       1,078,165
      Hayward, Unified School District, GO
         5.000%, 08/01/25 (A)                         1,000,000       1,027,960
      Imperial Irrigation District,
         Ser B, RB,
         5.000%, 11/01/26 (A)                         1,000,000       1,082,770
         Ser C, RB,
         5.000%, 11/01/26 (A)                         1,600,000       1,726,144

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Irvine Ranch Water District,
         Ser B, GO
         LOC Bank of America NA
         0.110%, 10/01/41 (A) (C)                   $ 5,500,000   $   5,500,000
      Lodi, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/22 (A)                         1,000,000       1,037,050
      Long Beach, Community College
         District, Election 2008, Ser A, GO
         5.000%, 06/01/24 (A)                           465,000         502,814
      Long Beach, Harbor Revenue,
         Ser B, RB,
         5.000%, 05/15/24 (A)                         1,440,000       1,607,141
      Long Beach, Unified School District,
         Election of 2008, Ser A, GO
         4.000%, 08/01/14                               100,000         108,044
         5.250%, 08/01/24 (A)                           200,000         229,098
         5.250%, 08/01/25 (A)                         1,615,000       1,836,869
         Ser B, GO,
         5.250%, 08/01/24 (A)                         1,045,000       1,197,037
      Los Angeles County Public Works
         Financing Authority Flood Control
         District, Ser A, RB,
         National-RE Insured
         5.000%, 03/01/12                               575,000         583,769
      Los Angeles County, Metropolitan
         Transportation Authority,
         Sales Tax Project,
         Ser A, AGM Insured
         5.000%, 07/01/18 (A)                         1,255,000       1,330,614
         Sales Tax Revenue,
         Proposition C, Ser A, RB,
         National-RE Insured
         5.250%, 07/01/13                               200,000         215,346
      Los Angeles County,
         Public Works Financing Authority,
         Regional Park & Open Space,
         Special Assessment,
         AGM Insured
         5.000%, 10/01/12                             1,010,000       1,052,016
         5.000%, 10/01/15                               230,000         261,970
         National-RE Insured
         5.000%, 10/01/12                               300,000         312,453
      Los Angeles County, Sanitation
         Districts Financing Authority,
         Capital Project, Ser A, RB,
         AGM Insured
         5.000%, 10/01/21 (A)                           245,000         261,861

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 49

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Los Angeles County, Sanitation
         Equipment, Ser A, RB,
         AGM Insured
         5.000%, 02/01/14 (A)                       $   750,000   $     788,917
      Los Angeles Harbor Department,
         Ser A, RB
         5.000%, 08/01/20 (A)                         2,000,000       2,278,960
         5.250%, 08/01/21 (A)                           350,000         402,738
      Los Angeles,
         Ser A, GO,
         National-RE Insured
         5.000%, 09/01/21 (A)                         3,500,000       3,635,275
         Ser B, GO,
         AGM Insured
         5.000%, 09/01/16 (A)                         1,000,000       1,120,980
      Los Angeles, Community
         College District,
         Election 2001, Ser A, GO,
         National-RE FGIC Insured
         5.000%, 08/01/23 (A)                           500,000         544,945
         Election 2003, Ser E, GO,
         AGM Insured
         5.000%, 08/01/17 (A)                         1,000,000       1,141,440
         5.000%, 08/01/23 (A)                         1,360,000       1,462,558
         Election 2008, Ser A, GO
         5.500%, 08/01/22 (A)                         1,500,000       1,773,270
         5.500%, 08/01/24 (A)                         1,000,000       1,144,070
      Los Angeles,
         Department of Airports, RB,
         Los Angeles International Airport,
         Ser A
         5.000%, 05/15/23 (A)                           450,000         509,346
         Ser C
         5.250%, 05/15/21 (A)                         1,000,000       1,115,620
         Ser D
         5.000%, 05/15/24 (A)                           665,000         742,186
         Ser A
         5.250%, 05/15/22 (A)                           500,000         575,345
      Los Angeles, Department of
         Water & Power,
         Ser A, RB,
         5.000%, 07/01/18                             1,000,000       1,182,780
         Ser A, Sub Ser A-2, RB,
         National-RE Insured
         5.000%, 07/01/19 (A)                         2,500,000       2,629,450
         Ser A-2, RB,
         AGM Insured
         5.000%, 07/01/25 (A)                         2,000,000       2,145,540
         Ser B, RB,
         National-RE Insured
         5.000%, 07/01/13                               430,000         461,669

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Sub Ser A-2, RB,
         5.000%, 07/01/15                           $   575,000   $     653,689
      Los Angeles, Unified School
         District, GO,
         Election 1997, Ser E,
         National-RE Insured,
         Prerefunded @ 100
         5.500%, 07/01/12 (A) (B)                     1,390,000       1,437,983
         National-RE Insured,
         5.500%, 07/01/12                             1,730,000       1,789,010
         Ser D
         5.250%, 07/01/24 (A)                         1,000,000       1,133,180
         Ser I
         5.000%, 07/01/25 (A)                         1,750,000       1,912,680
      Los Angeles, Waste Water System,
         RB, AGM Insured
         5.000%, 06/01/22 (A)                           920,000         973,572
         Ser C, National-RE Insured
         5.375%, 06/01/12                             1,245,000       1,281,366
         Sub Ser A,
         National-RE Insured
         5.000%, 06/01/26 (A)                           600,000         628,770
      Metropolitan Water District of
         Southern California Ser A, RB
         5.000%, 01/01/26 (A)                           500,000         552,120
      Modesto Irrigation District,
         COP, Capital Improvements, Ser A
         5.500%, 10/01/25 (A)                         1,500,000       1,600,395
      Mount Diablo Unified School
         District, GO,
         5.000%, 08/01/26 (A)                           300,000         327,030
      North Orange County,
         Community College District,
         GO, National-RE Insured
         5.000%, 08/01/15                             1,050,000       1,202,292
         5.000%, 08/01/23 (A)                         2,880,000       3,156,278
      Northern California Transmission
         Agency Revenue, California-
         Oregon Transmission Project,
         Ser A, RB
         5.000%, 05/01/22 (A)                         1,060,000       1,162,555
      Norwalk, La Mirada Unified School
         District, Election 2002, Ser A, GO,
         FGIC Insured, Prerefunded @ 100
         5.000%, 08/01/13 (A) (B)                     1,800,000       1,943,784
      Orange County, Sanitation District,
         Ser B, COP, AGM Insured
         5.000%, 02/01/17                               450,000         519,795
         5.000%, 02/01/23 (A)                         2,615,000       2,856,312
         5.000%, 02/01/25 (A)                         1,200,000       1,300,452

                                            See note to schedule of investments.

50 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Orange County, Water District,
         Ser B, COP, National-RE Insured
         5.000%, 08/15/24 (A)                       $   700,000   $     756,189
      Pajaro Valley Unified School District,
         GO, AGM Insured
         5.250%, 08/01/21 (A)                           500,000         546,215
      Paramount, Unified School District,
         GO, AGM Insured
         5.000%, 09/01/15                             1,000,000       1,116,260
      Petaluma City,
         Elementary School District, GO
         4.000%, 08/01/15                               705,000         770,819
      Port of Oakland, RB,
         Ser B, National-RE Insured
         5.000%, 11/01/18 (A)                         1,250,000       1,368,275
         Ser M, FGIC Insured,
         Prerefunded @ 100
         5.250%, 11/01/12 (A) (B)                     1,000,000       1,049,420
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         5.000%, 06/01/22 (A)                         1,500,000       1,633,890
         5.000%, 06/01/24 (A)                         1,110,000       1,193,539
      Redwood City, Elementary School
         District, GO, National-RE
         FGIC Insured
         5.500%, 08/01/14                               960,000       1,055,213
      Riverside, Community College,
         GO, AGM Insured
         5.000%, 08/01/19 (A)                         1,750,000       1,908,672
      Sacramento, Municipal Utility
         District, RB
         Electric Power & Light Revenues,
         Ser R, National-RE Insured
         5.000%, 08/15/16                               300,000         319,113
         5.000%, 08/15/22 (A)                           325,000         337,571
         Prerefunded @ 100
         5.000%, 08/15/16 (A) (B)                       700,000         756,504
         5.000%, 08/15/22 (A) (B)                       740,000         799,733
         Ser U, AGM Insured
         5.000%, 08/15/24 (A)                           250,000         273,245
      Sacramento, Municipal Utility
         District, RB,
         Electric Power & Light Revenues,
         Ser R, National-RE Insured
         5.000%, 08/15/15                             1,790,000       2,017,437
         Ser U, AGM Insured
         5.000%, 08/15/23 (A)                         1,610,000       1,774,027
      Sacramento, Unified School
         District, GO
         5.000%, 07/01/19                             1,115,000       1,313,582

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      San Bernardino County,
         Community College District, GO,
         AGM Insured
         5.000%, 08/01/15                           $ 1,000,000   $   1,119,970
         Election 2002, Ser A
         6.250%, 08/01/24 (A)                         1,025,000       1,191,634
      San Diego County, Water
         Authority, COP,
         Ser A, AGM Insured
         5.000%, 05/01/20 (A)                         1,000,000       1,112,230
         Water Revenues, Ser 2008A,
         National-RE FGIC Insured
         5.250%, 05/01/16                             1,310,000       1,503,068
         Water Revenues, Ser A,
         AGM Insured
         5.000%, 05/01/26 (A)                         3,520,000       3,680,442
         National-RE FGIC Insured
         5.000%, 05/01/12                               775,000         792,360
      San Diego, Public Facilities
         Financing Authority,
         RB, National-RE Insured
         5.000%, 08/01/14 (A)                         1,100,000       1,135,717
         Sewer Authority, Ser B, RB
         5.500%, 05/15/23 (A)                         3,210,000       3,691,436
         Water Authority, Ser B, RB
         5.000%, 08/01/21 (A)                         1,000,000       1,145,430
      San Francisco City & County,
         Academy Sciences
         Improvement, Ser E, GO,
         National-RE Insured
         5.000%, 06/15/24 (A)                         2,040,000       2,116,928
         Airport Commission,
         International Airport,
         Second Series, Issue 32F, RB,
         National-RE FGIC Insured
         5.000%, 05/01/22 (A)                         2,000,000       2,159,160
         International Airport,
         Second Series, Issue 32F, RB,
         National-RE FGIC Insured
         5.250%, 05/01/19                             2,000,000       2,313,100
         Earthquake Safety,
         Ser E, GO
         5.000%, 06/15/26 (A)                         2,815,000       3,076,260
         General Hospital,
         Ser A, GO
         5.250%, 06/15/24 (A)                           250,000         278,138
         Public Utilities Commission,
         Water Revenue,
         Ser A, RB
         4.000%, 11/01/11                               765,000         765,000

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 51

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Ser A, RB, AGM Insured,
         5.000%, 11/01/11                           $ 1,000,000   $   1,000,000
         5.000%, 11/01/23 (A)                         1,000,000       1,088,770
         Ser B, RB, National-RE Insured
         5.000%, 11/01/15 (A)                         1,250,000       1,301,513
         Ser C, RB
         5.000%, 11/01/12                               525,000         548,998
         Unified School District, Prop A,
         Ser B, GO, Election 2003,
         AGM Insured
         5.000%, 06/15/20 (A)                         1,895,000       1,973,567
         5.000%, 06/15/22 (A)                           975,000       1,011,338
         Ser B, GO, Election 2006
         5.250%, 06/15/23 (A)                           820,000         929,249
      San Francisco, Bay Area Rapid
         Transit, Sales Tax Revenue, RB,
         AMBAC Insured
         5.250%, 07/01/14 (A)                           300,000         301,080
      San Francisco, Community College
         District, Election 2001, Ser B, GO,
         National-RE Insured
         5.000%, 06/15/20 (A)                         2,085,000       2,174,092
      San Joaquin County, Delta
         Community College District,
         Election 2004, Ser A, GO,
         AGM Insured
         4.500%, 08/01/15                             1,000,000       1,111,140
      San Jose, Financing Authority,
         Lease Revenue, Ser B, RB,
         AMBAC Insured
         4.000%, 06/01/12                               250,000         253,740
      San Juan, Unified School District,
         GO, Election 2002, AGM Insured
         5.000%, 08/01/26 (A)                         1,560,000       1,688,419
         Ser A, GO, Election 2002,
         National-RE Insured
         5.000%, 08/01/25 (A)                         2,200,000       2,276,186
      San Lorenzo, Unified School District,
         Election 2008, Ser A, GO,
         Assured Guaranty Insured
         5.000%, 08/01/22 (A)                           325,000         352,752
      San Mateo, County, Transit District,
         Sales Tax Revenue, Ser A, RB,
         National-RE Insured
         5.250%, 06/01/16                             2,125,000       2,433,656
      San Mateo, Joint Powers Financing
         Authority, Lease Revenue,
         Capital Projects, Ser A, RB
         5.250%, 07/15/24 (A)                         1,000,000       1,084,410
      San Rafael, Elementary School
         District, GO,
         5.000%, 08/01/24 (A)                           325,000         365,511
         5.000%, 08/01/27 (A)                           875,000         959,796

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      San Ramon Valley, Unified School
         District,Election 2002, GO,
         AGM Insured
         5.250%, 08/01/18 (A)                       $ 1,290,000   $   1,417,723
      Santa Clara, Valley Transportation
         Authority, Measure A,
         Ser A, RB, AMBAC Insured
         5.000%, 04/01/25 (A)                           400,000         437,792
      Santa Maria, Joint Unified High
         School District, Ser A, ETM, GO,
         AGM Insured
         5.500%, 08/01/15                               510,000         583,195
      Santa Rosa, High School District, GO,
         5.000%, 08/01/24 (A)                         1,090,000       1,198,400
      Solano County, Community College,
         Election 2002, Ser A, GO,
         National-RE Insured,
         Prerefunded @ 100
         5.000%, 08/01/13 (A) (B)                     1,865,000       2,012,279
      Southern California, Public
         Power Authority,
         Electric Power and Light Revenue,
         Magnolia Power Project,
         Ser A, RB, LOC KBC Bank NV
         0.550%, 07/01/36 (A) (C)                     2,000,000       2,000,000
         Power Project Revenue,
         Canyon Power, Ser A, RB,
         5.000%, 07/01/25 (A)                         2,950,000       3,255,030
         Transmission Project Revenue,
         Sub Southern
         Transmission, Ser A, RB
         5.000%, 07/01/23 (A)                         1,200,000       1,334,772
      Stockton, Unified School District,
         Election 2005, GO, AGM Insured
         5.000%, 08/01/16                               645,000         722,213
      Torrance, Unified School District,
         Election 2008, Measure Z, GO
         5.500%, 08/01/25 (A)                         1,000,000       1,129,520
      University of California,
         Limited Project, Ser A, RB,
         National-RE Insured,
         Prerefunded @ 101
         5.000%, 05/15/12 (A) (B)                       590,000         610,656
         Ser A, RB,
         AMBAC Insured
         5.125%, 05/15/18 (A)                           705,000         751,262
         5.000%, 05/15/22 (A)                         1,500,000       1,588,230
         5.000%, 05/15/25 (A)                           600,000         628,716

                                            See note to schedule of investments.

52 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Ser B, RB,
         AMBAC Insured
         5.250%, 05/15/23 (A)                       $ 1,500,000   $   1,591,305
         Ser O, RB
         5.500%, 05/15/22 (A)                         2,000,000       2,358,500
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $214,554,060)                                        223,445,035
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.8%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund                        4,103,455       4,103,455
                                                                  --------------

      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $4,103,455)                                            4,103,455
                                                                  -------------
   TOTAL INVESTMENTS - 98.8%
      (Cost $218,657,515)
                                                                    227,548,490
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 1.2%
                                                                      2,661,060
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 230,209,550
                                                                  =============

+ AT OCTOBER 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $218,657,515, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $9,017,738 AND $(126,763), RESPECTIVELY.
(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.
(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2011.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
GO    - GENERAL OBLIGATION
LOC   - LETTER OF CREDIT
NA    - NATIONAL ASSOCIATION
RB    - REVENUE BOND
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                                   LEVEL 2        LEVEL 3
                                                   TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                    VALUE AT        QUOTED       OBSERVABLE     UNOBSERVABLE
                                                    10/31/11         PRICE         INPUTS          INPUTS
                                                 -------------   ------------   -------------   ------------
   Municipal Bonds                               $ 223,445,035   $         --   $ 223,445,035   $         --
   Registered Investment Company                     4,103,455      4,103,455              --             --
                                                 -------------   ------------   -------------   ------------
Total:                                           $ 227,548,490   $  4,103,455   $ 223,445,035   $         --
                                                 =============   ============   =============   ============

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 53

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 97.6%
--------------------------------------------------------------------------------
   ALASKA - 3.8%
      Alaska State, International
         Airports System,
         Ser B, RB, AMBAC Insured,
         Prerefunded @ 100 (B)
         5.750%, 10/01/12                           $   150,000   $     157,474
         Ser D, RB, National-RE Insured
         5.000%, 10/01/22 (A)                         2,000,000       2,130,520
      Anchorage, City of Anchorage
         Schools,Ser B, GO,
         5.000%, 08/01/24 (A)                         1,000,000       1,109,650
         National-RE FGIC Insured
         5.000%, 09/01/17                               545,000         641,394
                                                                  -------------
                                                                      4,039,038
                                                                  -------------
   ARIZONA - 3.0%
      Arizona State, Transportation
         Board & Highway,
         Ser A, RB
         5.250%, 07/01/17 (A)                         1,015,000       1,065,039
      Phoenix, GO, Ser A
         6.250%, 07/01/17                             1,000,000       1,245,170
      Tucson, Water Revenue, RB
         5.000%, 07/01/21 (A)                           765,000         871,802
                                                                  -------------
                                                                      3,182,011
                                                                  -------------
   CALIFORNIA - 19.6%
      California State, Department of
         Transportation, Federal
         Highway Grant,
         Anticipation Bonds, Ser A,
         RB, National-RE FGIC Insured
         5.000%, 02/01/14                             1,000,000       1,092,080
      California State, Department of
         Water Resources, Central Valley
         Project, Ser X, RB, National-RE
         FGIC Insured
         5.500%, 12/01/15                               625,000         731,631
         Central Valley Project, Ser Z,
         RB, National-RE FGIC Insured
         5.000%, 12/01/12                               500,000         524,875
         Power Supply Revenue, RB,
         Ser H, AGM Insured
         5.000%, 05/01/22 (A)                         1,000,000       1,120,980
      California State, Educational
         Facilities Authority, Loyola-
         Marymount University,
         Ser A, RB, National-RE Insured
         4.500%, 10/01/12 (A)                         1,000,000       1,012,910
      California State, GO,
         Various Purposes
         5.250%, 10/01/21 (A)                         1,000,000       1,127,350
         5.625%, 04/01/25 (A)                         1,000,000       1,121,680

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Chico, Unified School District,
         Ser B, GO, AGM Insured
         5.000%, 08/01/25 (A)                       $ 1,625,000   $   1,746,973
      Contra Costa, Water District,
         Ser E, RB, AMBAC Insured
         6.250%, 10/01/12                               190,000         200,188
      Elsinore Valley, Municipal Water
         District, COP, National-RE
         FGIC Insured
         5.375%, 07/01/18                               750,000         865,605
      Long Beach, Unified School District,
         Election of 2008, Ser A, GO
         5.250%, 08/01/24 (A)                           525,000         601,382
         5.250%, 08/01/25 (A)                         1,000,000       1,137,380
      Los Angeles, Ser A, GO,
         National-RE Insured
         5.250%, 09/01/12                               675,000         701,737
      Los Angeles, Unified School
         District, GO, Ser I
         5.000%, 07/01/25 (A)                         1,000,000       1,092,960
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         5.000%, 06/01/22 (A)                         1,000,000       1,089,260
      Sacramento Municipal Utility District,
         Ser R, RB, National-RE Insured
         5.000%, 08/15/23 (A)                           500,000         517,835
      San Bernardino County, Community
         College District,
         GO, Election 2002, Ser A
         6.250%, 08/01/24 (A)                           850,000         988,185
      San Francisco City & County,
         Airport Commission,
         International Airport, Second
         Series, Issue 32F, RB,
         National-RE FGIC Insured
         5.250%, 05/01/19                             1,000,000       1,156,550
      San Jose, Redevelopment Agency, TA,
         ETM, National-RE Insured,
         6.000%, 08/01/15                               430,000         510,212
         National-RE Insured
         6.000%, 08/01/15                               775,000         818,415
      San Ramon Valley, Unified School
         District, Election 2002, GO,
         AGM Insured
         5.250%, 08/01/18 (A)                         1,670,000       1,835,347
      Torrance, Unified School District,
         Election of 2008, Measure Y, GO
         5.500%, 08/01/25 (A)                           750,000         847,140
                                                                  -------------
                                                                     20,840,675
                                                                  -------------

                                            See note to schedule of investments.

54 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   COLORADO - 0.7%
      Denver, City & County Board of
         Water Commissioners, Ser B,
         RB, AGM Insured
         4.000%, 12/01/12                           $   100,000   $     103,879
      Regional Transportation District,
         Sales Tax, Ser B, RB, AMBAC
         Insured
         5.250%, 11/01/12                               625,000         655,244
                                                                  -------------
                                                                        759,123
                                                                  -------------
   CONNECTICUT - 1.7%
      Connecticut State, Ser C, GO
         5.000%, 06/01/14                             1,590,000       1,763,056
                                                                  -------------
   FLORIDA - 1.7%
      Florida State, Municipal Power
         Agency Revenue, All
         Requirements Supply, Ser C,
         RB, LOC Bank of America (C)
         0.160%, 10/01/35 (A)                           900,000         900,000
      Jacksonville, Local Government,
         Sales Tax Revenue, RB,
         National-RE FGIC Insured
         5.500%, 10/01/13                               835,000         907,278
                                                                  -------------
                                                                      1,807,278
                                                                  -------------
   GEORGIA - 1.3%
      Atlanta, Water & Wastewater
         Revenue, Ser A, RB, National-RE
         FGIC Insured
         5.500%, 11/01/13                             1,000,000       1,092,180
      Georgia State, Road & Tollway
         Authority, Reimbursement
         Revenue, Ser A, RB, AGM Insured
         5.000%, 06/01/14                               250,000         274,577
                                                                  -------------
                                                                      1,366,757
                                                                  -------------
   HAWAII - 5.4%
      Hawaii State, Highway Revenue,
         Ser B, RB, AGM Insured
         5.000%, 07/01/15                             1,025,000       1,164,482
      Honolulu City and County,
         Ser A, GO
         5.000%, 04/01/25 (A)                         1,000,000       1,118,600
         Ser A, GO, National-RE Insured
         5.000%, 07/01/25 (A)                         1,895,000       2,019,198

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   HAWAII - (CONTINUED)
      University of Hawaii Revenue,
         Ser A, RB,
         3.000%, 10/01/13                           $   300,000   $     312,201
         5.500%, 10/01/22 (A)                           500,000         589,750
         5.500%, 10/01/23 (A)                           500,000         584,365
                                                                  -------------
                                                                      5,788,596
                                                                  -------------
   IDAHO - 4.6%
      Idaho State, Housing & Finance
         Association, Grant & Revenue
         Anticipation, Federal Highway
         Trust, RB, National-RE Insured
         5.000%, 07/15/15                             1,000,000       1,122,040
         Ser A, RB
         5.000%, 07/15/22 (A)                           580,000         644,867
         5.250%, 07/15/24 (A)                         1,750,000       1,952,545
      Twin Falls County, School District
         No. 411, GO, National-RE Insured
         5.000%, 09/15/16                             1,000,000       1,120,190
                                                                  -------------
                                                                      4,839,642
                                                                  -------------
   ILLINOIS - 7.3%
      Chicago,
         Ser A, GO, AGM Insured
         5.000%, 01/01/23 (A)                         1,075,000       1,128,815
         Ser C, GO
         5.000%, 01/01/23 (A)                         1,285,000       1,356,883
      Chicago, Board of Education,
         Dedicated Revenues,
         Ser B, GO, AMBAC Insured
         5.000%, 12/01/23 (A)                         1,375,000       1,443,956
      Chicago, O'Hare International
         Airport Revenue, Ser B, RB,
         AGM Insured
         5.000%, 01/01/19 (A)                         1,705,000       1,842,287
      Chicago, Project & Refunding,
         Ser A, GO
         5.250%, 01/01/21 (A)                         1,020,000       1,099,927
      Illinois State, GO, National-RE Insured
         5.000%, 08/01/26 (A)                           900,000         901,683
                                                                  -------------
                                                                      7,773,551
                                                                  -------------
   MASSACHUSETTS - 6.1%
      Massachusetts State,
         Consolidated Loan, Ser D, GO,
         5.500%, 11/01/14                               120,000         136,616
         National-RE Insured,
         Prerefunded @ 100 (B)
         5.375%, 08/01/12                               120,000         124,414
         School Building Authority,

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 55

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   MASSACHUSETTS - (CONTINUED)
         Sales Tax Revenue, Ser A, RB,
         AGM Insured
         5.000%, 08/15/14                           $ 3,175,000   $   3,540,347
         Water Resources Authority,
         Ser A, RB, National-RE Insured
         5.250%, 08/01/15                             1,040,000       1,196,229
         5.250%, 08/01/16                             1,310,000       1,536,748
                                                                  -------------
                                                                      6,534,354
                                                                  -------------
   NEVADA - 6.3%
      Clark County,
         Limited Tax-Bond Bank, GO
         5.000%, 06/01/25 (A)                         2,440,000       2,603,065
         School District, Ser A, GO, AGM
         Insured
         5.500%, 06/15/16 (A)                         1,250,000       1,343,187
      Las Vegas, Valley Water District,
         Refunding & Water Improvement,
         Ser A, GO, National-RE FGIC Insured
         5.250%, 06/01/18 (A)                         1,305,000       1,374,165
      Las Vegas, Water District Revenue,
         Ser B, GO, National-RE Insured
         5.250%, 12/01/12 (A)                           300,000         315,900
      Nevada State,
         Capital Improvements, Ser A, GO,
         National-RE Insured,
         Prerefunded @ 100 (B)
         5.000%, 05/01/12                               500,000         511,855
         Ser B, GO, AGM Insured
         5.000%, 08/01/24 (A)                           525,000         550,321
                                                                  -------------
                                                                      6,698,493
                                                                  -------------
   NEW JERSEY - 3.2%
      Cape May County,
         General Improvement, GO
         2.500%, 07/15/12                               100,000         101,480
      New Jersey State,
         Ser L, GO, AMBAC Insured
         5.250%, 07/15/16                             1,165,000       1,356,759
         Transportation Trust Fund
         Authority, Ser A, RB
         5.250%, 12/15/21                               655,000         744,742
         Transportation Trust Fund Authority,
         Ser C, ETM, RB, National-RE Insured
         5.250%, 06/15/15                             1,000,000       1,151,740
                                                                  -------------
                                                                      3,354,721
                                                                  -------------
   NEW YORK - 6.6%
      New York City, Transitional Finance
         Authority Subordinated Future
         Tax Secured RB, Prerefunded,
         Series B
         5.000%, 11/01/13                                20,000          21,805

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   NEW YORK - (CONTINUED)
         RB, Unrefunded
         5.000%, 11/01/13                           $   880,000   $     958,302
         Ser C, RB,
      5.000%, 11/01/17                                  250,000         294,488
      New York State,
         Power Authority,
         Ser A, RB, FGIC Insured
         3.400%, 11/15/11                               100,000         100,108
         Ser C-1, GO, AGM Insured
         5.000%, 10/01/24 (A)                         1,000,000       1,115,020
         Ser M, GO, AGM Insured
         5.000%, 04/01/15                             1,000,000       1,126,620
      New York State, Environmental
         Facilities Corp., State Clean Water
         and Drinking, Ser L, RB
         5.000%, 11/15/11                               730,000         731,190
      New York State, Thruway Authority,
         Highway and Bridge Trust Fund,
         Ser B, RB, AGM Insured
         5.000%, 04/01/12                               200,000         203,866
         Personal Income Tax Revenue
         Transportation, Ser A, RB
         5.000%, 03/15/12                               175,000         178,096
         Second Highway and Bridge
         Trust Fund, Ser A, RB,
         National-RE Insured,
         Prerefunded @ 100 (B)
         5.000%, 04/01/14                             1,075,000       1,183,414
         Second Highway and Bridge
         Trust Fund, Ser B, RB
         5.000%, 04/01/21 (A)                         1,000,000       1,142,700
                                                                  -------------
                                                                      7,055,609
                                                                  -------------
   NORTH CAROLINA - 1.3%
      North Carolina State,
         Public Improvement, Ser A, GO,
         5.000%, 03/01/23 (A)                         1,000,000       1,059,060
      North Carolina State, Highway, GO
         5.000%, 05/01/15 (A)                           250,000         276,537
                                                                  -------------
                                                                      1,335,597
                                                                  -------------
   OHIO - 0.6%
      Ohio State University,
         General Receipts, Ser A, RB
         5.250%, 12/01/11                               400,000         401,584
      Ohio State, Common Schools
         Facilities, Ser B, GO
         4.300%, 09/15/12                               200,000         206,972
                                                                  -------------
                                                                        608,556
                                                                  -------------

                                            See note to schedule of investments.

56 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   OREGON - 6.2%
      Chemeketa, Community College
         District, ETM, GO, FGIC Insured
         5.500%, 06/01/12                           $ 1,060,000   $   1,089,150
      Deschutes County, Administrative
         School District No. 1, GO, AGM
         School Board Guarantee Insured
         5.000%, 12/15/11                               100,000         100,567
      Oregon State, Department of
         Transportation, Highway User
         Tax Revenue, Ser A, RB,
         Prerefunded @ 100 (B)
         5.000%, 11/15/14                               140,000         158,172
      Portland, Sewer System Revenue,
         First Lien, Ser A, RB, AGM Insured
         5.000%, 06/15/14                             1,000,000       1,110,740
         First Lien, Ser A, RB,
         National-RE Insured
         5.000%, 06/01/14                               490,000         543,464
         Second Lien, Ser B, RB,
         AGM Insured
         5.000%, 06/15/23 (A)                         1,160,000       1,292,368
      Washington County, School District
         Authority No. 15, GO, AGM
         School Board Guarantee Insured
         5.000%, 06/15/14                             1,000,000       1,103,870
      Yamill County, School District
         Authority No. 29J, GO,
         National-RE FGIC Insured
         5.250%, 06/15/16                             1,000,000       1,164,700
                                                                  -------------
                                                                      6,563,031
                                                                  -------------
   PENNSYLVANIA - 0.5%
      Pennsylvania State, Refunding &
         Projects, First Ser, GO,
         National-RE Insured
         5.250%, 02/01/14                               500,000         550,570
                                                                  -------------
   TEXAS - 9.1%
      Denton, Utilities System Revenue,
         RB, National-RE Insured
         5.250%, 12/01/23 (A)                         1,065,000       1,137,835
      Houston, Texas Utility System
         Revenue, Combined First Lien,
         Ser A, RB, National-RE Insured
         5.250%, 05/15/14                               515,000         570,435
         First Lien, Ser A, RB, AGM Insured
         5.250%, 11/15/17                             1,250,000       1,491,562
      Lamar Consolidated Independent
         School District, Schoolhouse,
         GO, PSF Insured
         5.000%, 02/15/17                               800,000         941,248

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   TEXAS - (CONTINUED)
      Lower Colorado River Authority, RB
         5.000%, 05/15/21 (A)                       $   935,000   $   1,058,224
         5.000%, 05/15/22 (A)                           835,000         930,758
         5.000%, 05/15/23 (A)                            95,000         105,026
         RB, Prerefunded @ 100 (B)
         5.000%, 05/15/19                                 5,000           6,071
      North East Independent School
         District, Ser A, GO, PSF Insured
         5.000%, 08/01/17                               500,000         591,730
      San Antonio, Water Revenue,
         RB, AGM Insured,
         5.500%, 05/15/15 (A)                           445,000         456,085
         RB, AGM Insured,
         Prerefunded @ 100, (B)
         5.500%, 05/15/12                                55,000          56,553
         RB, National-RE FGIC Insured
         5.000%, 05/15/17                             1,000,000       1,175,880
      Texas State, University Systems
         Financing Revenue, RB
         5.250%, 03/15/21 (A)                         1,000,000       1,149,470
                                                                  -------------
                                                                      9,670,877
                                                                  -------------
   UTAH - 1.5%
      Utah State, Board of Regents
         Auxilliary & Campus Facilities
         Revenue, Ser A, RB,
         National-RE Insured
         5.000%, 04/01/17 (A)                         1,500,000       1,648,155
                                                                  -------------
   WASHINGTON - 7.1%
      Energy Northwest, Electric Revenue,
         Project No. 1, Ser A, RB,
         AGM Insured
         5.500%, 07/01/14 (A)                           400,000         412,584
         Project No. 1, Ser B, RB,
         National-RE Insured
         6.000%, 07/01/17 (A)                         1,805,000       1,867,471
         RB, AMBAC Insured
         6.000%, 07/01/18 (A)                           510,000         527,238
         RB, AMBAC Insured,
         Prerefunded @ 100, (B)
         6.000%, 07/01/12                               525,000         544,856
      King County, School District No. 210,
         GO, School Board Guarantee
         Insured, Prerefunded @ 100 (B)
         5.000%, 06/01/12                               155,000         159,230
      Pierce County, GO, AMBAC Insured
         5.125%, 08/01/16 (A)                         1,375,000       1,557,407
      Seattle, Municipal Light & Power
         Revenue, RB, AGM Insured,
         5.000%, 08/01/17 (A)                         1,000,000       1,103,990

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 57

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WASHINGTON - (CONTINUED)
      Washington State,
         Ser A, GO,
         5.000%, 07/01/19 (A)                       $ 1,000,000   $   1,154,000
         Variable Purpose, Ser 2003A,
         GO, National-RE FGIC Insured,
         Prerefunded @ 100 (B)
         5.000%, 07/01/12                               200,000         206,244
                                                                  -------------
                                                                      7,533,020
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $98,567,546)                                         103,712,710
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.2%
--------------------------------------------------------------------------------
      Fidelity Institutional
         Tax-Exempt Portfolio                           190,544         190,544
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $190,544)                                                190,544
                                                                  -------------
   TOTAL INVESTMENTS - 97.8%
      (Cost $98,758,090) +                                          103,903,254
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 2.2%                             2,369,062
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 106,272,316
                                                                  =============

--------------------------------------------------------------------------------
+ AT OCTOBER 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $98,758,090, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,190,030 AND $(44,866), RESPECTIVELY.
(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY DATE.
(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2011.

AGM    - ASSURED GUARANTY MUNICIPAL CORPORATION
AMBAC  - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP    - CERTIFICATES OF PARTICIPATION
ETM    - ESCROWED TO MATURITY
FGIC   - FINANCIAL GUARANTY INSURANCE CORPORATION
GO     - GENERAL OBLIGATION
LOC    - LETTER OF CREDIT
PSF    - PRIORITY SOLIDARITY FUND
RB     - REVENUE BOND
SER    - SERIES
TA     - TAX ALLOCATION

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                                   LEVEL 2       LEVEL 3
                                                   TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT        QUOTED        OBSERVABLE   UNOBSERVABLE
                                                    10/31/11         PRICE          INPUTS        INPUTS
                                                 -------------   ------------   ------------   ------------
   Municipal Bonds                               $ 103,712,710   $         --   $103,712,710   $         --
   Registered Investment Company                       190,544        190,544             --             --
                                                 -------------   ------------   ------------   ------------
Total:                                           $ 103,903,254   $    190,544   $103,712,710   $         --
                                                 =============   ============   ============   ============

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

58 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 59.2%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 6.0%
      Comcast
         5.300%, 01/15/14                           $ 1,150,000   $   1,249,504
      DIRECTV Holdings LLC/
         DIRECTV Financing
         7.625%, 05/15/16                               441,000         471,870
      Georgia-Pacific (A)
         8.250%, 05/01/16                             1,500,000       1,663,259
      JC Penney
         9.000%, 08/01/12                               500,000         527,500
      Macy's Retail Holdings
         5.350%, 03/15/12                               500,000         506,327
      Staples
         9.750%, 01/15/14                             1,000,000       1,153,788
      Starwood Hotels & Resorts
         Worldwide
         6.250%, 02/15/13                             1,500,000       1,560,000
      Time Warner Cable
         5.400%, 07/02/12                             1,000,000       1,029,421
                                                                  -------------
                                                                      8,161,669
                                                                  -------------
   CONSUMER STAPLES - 1.5%
      Anheuser-Busch Inbev Worldwide
         3.000%, 10/15/12                             1,000,000       1,020,758
      Coca-Cola
         3.625%, 03/15/14                               250,000         267,334
      General Mills
         6.000%, 02/15/12                               500,000         507,371
      Kraft Foods
         6.250%, 06/01/12                               183,000         188,777
                                                                  -------------
                                                                      1,984,240
                                                                  -------------
   ENERGY - 9.9%
      ConocoPhillips
         4.750%, 10/15/12                             1,000,000       1,037,674
      Energy Transfer Partners
         6.000%, 07/01/13                             1,000,000       1,063,950
         8.500%, 04/15/14                               650,000         738,499
      Enterprise Products Operating, Ser M
         5.650%, 04/01/13                             1,300,000       1,374,053
      Kinder Morgan Energy Partners
         5.000%, 12/15/13                             1,132,000       1,208,782
      Petrobras International Finance
         3.875%, 01/27/16                             1,200,000       1,227,961
      Petrohawk Energy
         7.875%, 06/01/15                             1,800,000       1,930,500
      Rockies Express Pipeline (A)
         6.250%, 07/15/13                               805,000         854,333
      SeaRiver Maritime (B)
         0.000%, 09/01/12                             3,000,000       2,948,190
      Transocean
         5.250%, 03/15/13                             1,000,000       1,039,960
                                                                  -------------
                                                                     13,423,902
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - 15.1%
      American International Group
         4.250%, 09/15/14                           $ 1,500,000   $   1,475,432
      BankAmerica Capital II, Ser 2
         8.000%, 12/15/26                             1,500,000       1,365,000
      BB&T, MTN
         3.200%, 03/15/16                             1,350,000       1,393,174
      BB&T Capital Trust II
         6.750%, 06/07/36                               650,000         649,867
      BP Capital Markets
         3.125%, 03/10/12                             1,000,000       1,008,193
      Capital One Financial Corp
         2.125%, 07/15/14                               775,000         773,939
      Citigroup
         4.750%, 05/19/15                             1,500,000       1,561,460
      Ford Motor Credit
         3.875%, 01/15/15                             1,300,000       1,300,638
         3.148%, 01/13/12 (D)                         1,000,000       1,001,500
      General Electric Capital Corp (D)
         1.311%, 05/09/16                             2,000,000       1,902,648
      Goldman Sachs Group
         5.700%, 09/01/12                             1,000,000       1,030,521
      HSBC Bank PLC (A)
         2.000%, 01/19/14                             1,500,000       1,502,018
      JPMorgan Chase
         5.125%, 09/15/14                               500,000         532,261
         4.750%, 05/01/13                             1,000,000       1,051,476
      Lehman Brothers Holdings,
         MTN (C)
         5.625%, 01/24/13                               500,000         128,125
      NB Capital Trust IV
         8.250%, 04/15/27                               200,000         186,000
      Wachovia
         4.875%, 02/15/14                             2,000,000       2,104,392
      WCI Finance/WEA Finance (A)
         5.400%, 10/01/12                             1,420,000       1,461,507
                                                                  -------------
                                                                     20,428,151
                                                                  -------------
   FOREIGN GOVERNMENT - 0.6%
      Mexico Government
         International Bond
         5.875%, 02/17/14                               750,000         819,375
                                                                  -------------
   HEALTH CARE - 3.3%
      Boston Scientific
         5.450%, 06/15/14                             1,000,000       1,079,073
      Eli Lilly
         3.550%, 03/06/12                               500,000         505,133
      Pfizer
         4.450%, 03/15/12                               500,000         507,122
      Sanofi
         1.625%, 03/28/14                               750,000         763,487

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 59

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Wellpoint
         6.800%, 08/01/12                           $   500,000   $     522,359
         6.000%, 02/15/14                               475,000         524,352
      Wyeth
         5.500%, 03/15/13                               500,000         532,817
                                                                  -------------
                                                                      4,434,343
                                                                  -------------
INDUSTRIAL - 7.3%
      Burlington Northern Santa Fe
         5.900%, 07/01/12                             1,560,000       1,608,240
      Continental Airlines Pass Through
         Trust, Ser 2010-1, Cl A
         4.750%, 01/12/21                             1,500,000       1,485,000
      CSX
         5.300%, 02/15/14                             1,000,000       1,090,560
      Exelis (A)
         4.250%, 10/01/16                             1,500,000       1,502,556
      L-3 Communications, Ser B
         6.375%, 10/15/15                             1,750,000       1,787,188
      Northwest Airlines, Ser 02-1G
         6.264%, 11/20/21                             1,412,353       1,394,699
      Union Pacific
         5.450%, 01/31/13                               935,000         987,377
                                                                  -------------
                                                                      9,855,620
                                                                  -------------
   INFORMATION TECHNOLOGY - 2.7%
      Hewlett-Packard
         3.000%, 09/15/16                             2,000,000       2,058,496
      International Business Machines
         7.500%, 06/15/13                               500,000         553,164
      Xerox (D)
         1.281%, 05/16/14                             1,000,000         990,986
                                                                  -------------
                                                                      3,602,646
                                                                  -------------
   MATERIALS - 3.9%
      Dow Chemical
         4.850%, 08/15/12                             1,000,000       1,029,943
      Praxair
         3.950%, 06/01/13                             1,040,000       1,094,013
      Rio Tinto Alcan
         5.200%, 01/15/14                             1,250,000       1,335,359
      Teck Resources
         7.000%, 09/15/12                             1,743,000       1,828,602
                                                                  -------------
                                                                      5,287,917
                                                                  -------------
   TELECOMMUNICATION SERVICES - 5.4%
      AT&T
         5.875%, 08/15/12                             1,250,000       1,299,814
      Cellco Partnership/Verizon
         Wireless Capital
         5.550%, 02/01/14                             2,000,000       2,195,940

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES - (CONTINUED)
      Telefonica Emisiones SAU
         3.992%, 02/16/16                           $ 1,500,000   $   1,475,675
      Thomson Reuters
         5.950%, 07/15/13                             1,000,000       1,073,304
      Verizon Communications, Inc.
         1.950%, 03/28/14                             1,200,000       1,232,281
                                                                  -------------
                                                                      7,277,014
                                                                  -------------
   UTILITIES - 3.5%
      Consolidated Natural Gas
         5.000%, 03/01/14                             1,000,000       1,076,957
      Exelon Generation
         5.350%, 01/15/14                             1,482,000       1,584,412
      Firstenergy, Ser B
         6.450%, 11/15/11                               500,000         500,815
      MidAmerican Energy Holdings,
         5.875%, 10/01/12                               500,000         522,464
         Ser D
         5.000%, 02/15/14                               500,000         538,927
      Southern California Edison
         5.750%, 03/15/14                               500,000         553,949
                                                                  -------------
                                                                      4,777,524
                                                                  -------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $79,876,941)                                          80,052,401
                                                                  -------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - 14.6%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 01/01/13                                31,614          33,703
         6.000%, 09/01/13                                 8,307           8,903
         6.000%, 04/01/14                                18,893          20,032
         6.000%, 05/01/14                                77,657          82,347
         6.000%, 05/01/14                                18,106          19,587
         6.000%, 05/01/14                                13,636          14,751
         6.000%, 05/01/14                                 9,969          10,785
         6.000%, 07/01/14                                75,205          78,842
         6.000%, 10/01/16                                74,752          81,007
         6.000%, 04/01/17                               263,763         286,328
         6.000%, 04/01/29                                77,181          85,492
         6.000%, 04/01/38                               438,970         484,591
         5.500%, 07/01/15                               188,390         203,105
         5.500%, 03/01/17                                81,299          87,141
         5.500%, 12/01/17                                 7,939           8,574
         5.500%, 02/01/18                                97,937         105,461
         5.500%, 11/01/18                                 9,591          10,334
         5.500%, 10/01/32                               560,066         609,171
         5.500%, 12/01/34                               358,102         389,387
         5.000%, 10/01/18                               282,533         302,271
         5.000%, 07/01/20                               121,727         131,140
         5.000%, 06/01/25                               656,826         703,515

                                            See note to schedule of investments.

60 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FHLMC, ARM
         4.387%, 06/01/39                           $   514,476   $     545,056
         2.657%, 03/01/35                               202,329         214,082
         2.596%, 11/01/35                             1,366,830       1,423,980
         2.517%, 10/01/36                             1,514,943       1,593,502
         2.478%, 01/01/34                               278,000         288,277
         2.427%, 12/01/34                             1,451,711       1,524,426
      FNMA
         8.000%, 06/01/30                                 3,863           4,522
         8.000%, 11/01/30                                 2,698           3,164
         6.500%, 06/01/16                                34,668          38,115
         6.500%, 07/01/16                                25,000          27,485
         6.500%, 11/01/16                                23,633          25,982
         6.500%, 01/01/17                                26,254          28,865
         6.500%, 02/01/17                                10,093          11,096
         6.500%, 04/01/17                                38,683          42,529
         6.500%, 07/01/17                                34,128          37,522
         6.000%, 04/01/16                               278,730         302,097
         6.000%, 04/01/16                               125,724         136,499
         6.000%, 05/01/16                               301,061         326,864
         6.000%, 05/01/16                               110,988         120,292
         6.000%, 06/01/16                                14,644          15,899
         6.000%, 08/01/16                                26,523          28,797
         6.000%, 10/01/16                                66,382          72,071
         6.000%, 05/01/18                               188,650         204,819
         5.500%, 07/01/14                                70,180          76,123
         5.500%, 09/01/14                               104,472         113,318
         5.500%, 08/01/15                               245,327         266,100
         5.500%, 12/01/16                                32,661          35,447
         5.500%, 01/01/17                               236,199         256,347
         5.500%, 09/01/17                               335,947         362,183
         5.500%, 09/01/17                                38,456          41,760
         5.500%, 10/01/17                                55,585          59,926
         5.500%, 11/01/17                                90,624          97,641
         5.500%, 12/01/17                                55,688          60,084
         5.500%, 02/01/18                                 6,732           7,323
         5.500%, 04/01/18                                14,972          16,287
         5.500%, 10/01/18                                17,510          19,015
         5.500%, 12/01/18                               634,859         689,013
         5.500%, 09/01/34                               727,145         793,610
         5.500%, 01/01/35                               479,946         525,916
         5.000%, 07/01/14                                18,978          20,385
         5.000%, 05/01/18                                16,496          17,822
         5.000%, 06/01/18                                62,277          67,284
         4.000%, 09/01/20                             1,879,517       1,977,608
      FNMA, ARM
         2.673%, 08/01/27                                25,132          25,500
         2.420%, 06/01/34                             1,216,093       1,277,281
         2.391%, 09/01/33                               150,008         157,445
         2.375%, 01/01/36                               949,328         999,445
         1.942%, 01/01/35                               448,771         466,482

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA, CMO REMIC,
         Ser 2002-18, Cl PC
         5.500%, 04/25/17                           $    83,579   $      86,617
      GMNA, CMO
         Ser 2004-43, Cl C(D)
         5.008%, 12/16/25                               500,000         536,689
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $19,252,237)                                          19,825,059
                                                                  -------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 6.3%
--------------------------------------------------------------------------------
      Banc of America
         Commercial Mortgage,
         Ser 2005-1, Cl A3
         4.877%, 11/10/42                                42,751          42,763
         Ser 2005-2, Cl A4(D)
         4.783%, 07/10/43                             1,031,745       1,039,981
      Bear Stearns Commercial
         Mortgage Securities,
         Ser 2003-T12, Cl A3(D)
         4.240%, 08/13/39                               333,091         335,811
      Chase Mortgage Finance,
         Ser 2003-S10, Cl A1
         4.750%, 11/25/18                               421,299         433,298
      Chase Mortgage Finance,
         Ser 2004-S1, Cl A3
         5.500%, 02/25/19                               253,631         264,198
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                               469,181         480,873
      DBUBS Mortgage Trust,
         Ser 2011-LC1A, Cl A1(A)
         3.742%, 11/10/46                             1,331,237       1,385,816
      Master Asset Securitization Trust,
         Ser 2003-10, Cl 2A1
         4.500%, 11/25/13                                45,989          46,712
      Merrill Lynch Mortgage Investors
         Trust, Ser 2005-A2, Cl A4 (D)
         2.621%, 02/25/35                               162,841         156,588
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                               310,000         325,096
      Morgan Stanley Dean Witter
         Capital I,
         Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                                41,811          41,955
         Ser 2002-IQ2, Cl A4
         5.740%, 12/15/35                               467,215         475,390
      Residential Funding Mortgage
         Securities I, Ser 2004-S3, Cl A1
         4.750%, 03/25/19                               784,582         803,062

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 61

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Wachovia Bank Commercial
         Mortgage Trust,
         Ser 2004-C15, Cl A2
         4.039%, 10/15/41                           $   350,597   $     350,235
         Ser 2005-C17, Cl A2
         4.782%, 03/15/42                               371,099         371,020
      Washington Mutual,
         Ser 2005-8, Cl 1A8
         5.500%, 10/25/35                               112,011         101,463
      Wells Fargo Mortgage Backed
         Securities Trust,
         Ser 2003-13, Cl A1
         4.500%, 11/25/18                               887,837         908,450
         Ser 2003-M, Cl A1 (D)
         4.692%, 12/25/33                               418,774         423,820
         Ser 2004-2, Cl A1
         5.000%, 01/25/19                               478,586         493,509
                                                                  -------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $8,439,091)                                            8,480,040
                                                                  -------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 14.5%
--------------------------------------------------------------------------------
      Ally Master Owner Trust,
         Ser 2011-1, Cl A2
         2.150%, 01/15/16                             1,075,000       1,091,646
      Avis Budget Rental Car Funding
         AESOP, Ser 2011-1A, Cl A (A)
         1.850%, 11/20/14                             1,500,000       1,504,050
      BMW Vehicle Owner Trust,
         Ser 2010-A, Cl A3
         1.390%, 04/25/13                               926,711         931,041
      Centerpoint Energy Transition Bond,
         Ser 2005-A, Cl A2
         4.970%, 08/01/14                               151,572         153,873
         Ser 2005-A, Cl A3
         5.090%, 08/01/15                             2,200,000       2,354,297
         Ser 2008-A, Cl A1
         4.192%, 02/01/20                             1,358,145       1,471,648
      FPL Recovery Funding,
         Ser 2007-A, Cl A2
         5.044%, 08/01/15                               699,708         729,294
      Hertz Vehicle Financing,
         Ser 2011-1A, Cl A1 (A)
         2.200%, 03/25/16                             1,400,000       1,418,994
      Massachusetts RRB Special
         Purpose Trust,
         Ser 2001-1, Cl A
         6.530%, 06/01/15                               875,207         916,961
      PG&E Energy Recovery Funding,
         Ser 2005-1, Cl A5
         4.470%, 12/25/14                             1,000,000       1,033,050
         Ser 2005-2, Cl A2
         5.030%, 03/25/14                               174,332         176,193

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      PSE&G Transition Funding,
         Ser 2005-1, Cl A2
         4.340%, 06/16/14                           $    49,120   $      49,522
      Public Service New Hampshire Funding,
         Ser 2001-1, Cl A3
         6.480%, 05/01/15                               690,926         720,160
      SLM Student Loan Trust,
         Ser 2011-2, Cl A1
         0.845%, 11/25/27                             1,934,623       1,932,413
         Ser 2011-A, Cl A1 (A) (D)
         1.249%, 10/15/24                             2,181,356       2,179,600
      Volkswagen Auto Loan Enhanced
         Trust, Ser 2011-1, Cl A3
         1.220%, 06/22/15                             1,500,000       1,514,386
      World Omni Auto Receivables Trust,
         Ser 2011-A, Cl A4
         1.910%, 04/15/16                             1,425,000       1,455,010
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $19,590,234)                                          19,632,138
                                                                  -------------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 2.1%
--------------------------------------------------------------------------------
      U.S. Treasury Notes
         1.500%, 06/30/16                               750,000         770,160
         1.375%, 09/15/12                             2,000,000       2,021,016
                                                                  -------------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $2,750,631)                                            2,791,176
                                                                  -------------
--------------------------------------------------------------------------------
   TAXABLE MUNICIPAL BONDS - 2.3%
--------------------------------------------------------------------------------
   CALIFORNIA - 2.3%
      California State, GO (D)
         5.650%, 04/01/39                             1,500,000       1,585,275
      University of California Revenue,
         Build America Bonds,
         Taxable, RB (D)
         1.988%, 05/15/50                             1,500,000       1,525,740
                                                                  -------------
      TOTAL TAXABLE MUNICIPAL BONDS
         (Cost $3,078,576)                                            3,111,015
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.8%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         2,398,325       2,398,325
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,398,325)                                            2,398,325
                                                                  -------------
   TOTAL INVESTMENTS - 100.8%
      (Cost $135,386,035) +                                         136,290,154
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.8)%                          (1,034,814)
                                                                  -------------
   NET ASSETS - 100.0%                                             $135,255,340
                                                                  =============

                                            See note to schedule of investments.

62 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

SHORT TERM BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
+ AT OCTOBER 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $135,386,035, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,789,367 AND $(885,248), RESPECTIVELY.
(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2011 WAS $13,472,133 AND REPRESENTED 10.0% OF NET ASSETS.
(B) THIS SECURITY IS SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.
(C) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF OCTOBER 31, 2011, THE VALUE OF THESE SECURITIES AMOUNTED TO $128,125, WHICH REPRESENTS 0.1% OF NET ASSETS..
(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2011.

ARM    - ADJUSTABLE RATE MORTGAGE
CL     - CLASS
CMO    - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO     - GENERAL OBLIGATION
MTN    - MEDIUM TERM NOTE
PLC    - PUBLIC LIABILITY COMPANY
RB     - REVENUE BOND
REMIC  - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER    - SERIES

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                                         LEVEL 2        LEVEL 3
                                                         TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                          VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                          10/31/11         PRICE          INPUTS         INPUTS
                                                        -------------   ------------   ------------   ------------
   Corporate Obligations                                $  80,052,401   $         --   $ 80,052,401   $         --
   U.S. Government Agency Mortgage-Backed Obligations      19,825,059             --     19,825,059             --
   Mortgage-Backed Securities                               8,480,040             --      8,480,040             --
   Asset-Backed Securities                                 19,632,138             --     19,632,138             --
   U.S. Treasury Obligations                                2,791,176             --      2,791,176             --
   Taxable Municipal Bonds                                  3,111,015             --      3,111,015             --
   Registered Investment Company                            2,398,325      2,398,325             --             --
                                                        -------------   ------------   ------------   ------------
Total:                                                  $ 136,290,154   $  2,398,325   $133,891,829   $         --
                                                        -------------   ------------   ------------   ------------

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 63

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 92.8%
--------------------------------------------------------------------------------
   MASSACHUSETTS - 0.9%
      Massachusetts State Housing Finance
         Agency, Multi-Family Housing
         Authority, ETM, RB, HUD Section 8
         7.000%, 04/01/21 (A)                       $   910,000   $   1,216,888
                                                                  -------------
   PUERTO RICO - 24.6%
      Commonwealth of Puerto Rico,
         Public Improvement,
         GO, AGM Insured,
         Unrefunded Balance
         5.250%, 07/01/27 (A)                           755,000         755,317
         5.125%, 07/01/30 (A)                         1,215,000       1,215,279
         GO, National-RE Insured
         5.650%, 07/01/15                             2,240,000       2,445,901
         Ser A, GO, National-RE Insured
         5.500%, 07/01/20                             1,020,000       1,090,921
         Ser A, GO, XLCA Insured
         5.500%, 07/01/17                             1,130,000       1,239,621
      Puerto Rico Commonwealth
         Highway & Transportation Authority,
         Grant Anticipation Revenue,
         RB, National-RE Insured
         5.000%, 09/15/20 (A)                           780,000         807,222
         Transportation Revenue,
         Ser AA-1, ETM, RB, AGM Insured,
         Prerefunded 07/01/12 @ 100
         4.950%, 07/01/12 (B)                           620,000         639,152
         Transportation Revenue,
         Ser AA-1, RB, AGM Insured,
         Unrefunded Balance
         4.950%, 07/01/26 (A)                           880,000         901,111
         Transportation Revenue,
         Ser E, RB, AGM Insured
         5.500%, 07/01/23                             1,120,000       1,244,342
         Transportation Revenue, Ser N, RB
         5.500%, 07/01/23                             1,120,000       1,185,206
      Puerto Rico Commonwealth
         Infrastructure Financing Authority,
         Special Tax Revenue, Ser A,
         BHAC Credit, FGIC Insured
         5.500%, 07/01/22                             1,385,000       1,566,366
         FGIC Insured
         5.500%, 07/01/21                               945,000       1,009,156
      Puerto Rico Electric Power Authority,
         Ser TT, RB
         5.000%, 07/01/22 (A)                           300,000         313,500
         5.000%, 07/01/37 (A)                         1,700,000       1,675,707
         Ser UU, RB, AGM Insured
         5.000%, 07/01/20 (A)                         1,000,000       1,073,200
         Ser WW, RB
         5.500%, 07/01/38 (A)                         2,500,000       2,554,275
         Ser XX, RB (A)
         4.625%, 07/01/25                             2,100,000       2,108,064

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   PUERTO RICO - (CONTINUED)
      Puerto Rico Municipal
         Finance Agency,
         Ser A, GO, AGM Insured
         5.000%, 08/01/30 (A)                       $   880,000   $     887,999
         Ser C, GO, CIFG Insured
         5.250%, 08/01/23                             1,000,000       1,036,330
      Puerto Rico Public Buildings
         Authority, Revenue Refunding,
         Government Facilities,
         Ser H, RB, AMBAC,
         Commonwealth Guaranteed
         5.500%, 07/01/17                             1,250,000       1,351,312
         Ser L, RB, XLCA,
         Commonwealth Guaranteed
         5.500%, 07/01/21                               500,000         529,945
      Puerto Rico Sales Tax Financing,
         Corporate Sales Tax Revenue,
         First Sub-Ser A, RB
         5.500%, 08/01/37 (A)                         2,500,000       2,598,800
         5.750%, 08/01/37 (A)                         1,400,000       1,474,886
         6.375%, 08/01/39 (A)                         3,000,000       3,296,250
         6.000%, 08/01/42 (A)                         1,000,000       1,070,090
         6.500%, 08/01/44 (A)                         2,000,000       2,217,560
                                                                  -------------
                                                                     36,287,512
                                                                  -------------
   VIRGIN ISLANDS - 5.2%
      Virgin Islands Public Finance Authority,
         Gross Receipts Taxes Loan Notes, RB,
         National-RE FGIC Insured
         5.000%, 10/01/21 (A)                         2,000,000       2,070,260
         5.000%, 10/01/23 (A)                         1,000,000       1,016,490
         5.000%, 10/01/24 (A)                         2,500,000       2,528,075
         5.000%, 10/01/27 (A)                         2,000,000       2,006,820
      Virgin Islands Water & Power
         Authority, Water Systems Revenue,
         Refunding, Asset Guarantee, RB,
         National-RE-IBC Bank MBIA Insured
         5.250%, 07/01/12 (A)                            85,000          85,276
                                                                  -------------
                                                                      7,706,921
                                                                  -------------
   WISCONSIN - 62.1%
      Appleton, Redevelopment Authority,
         Fox Cities Performing Arts Project,
         Ser A, RB, LOC Associated Bank N.A.
         4.750%, 09/01/17 (A)                           360,000         360,558
         4.850%, 09/01/19 (A)                           435,000         435,596

                                            See note to schedule of investments.

64 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Ashwaubenon,
         Community Development Authority,
         Lease Revenue, Refunding,
         Arena Project, RB
         4.700%, 06/01/15 (A)                       $   500,000   $     511,185
         5.050%, 06/01/19 (A)                         1,030,000       1,051,311
         5.200%, 06/01/22 (A)                           500,000         510,390
         5.000%, 06/01/23 (A)                           925,000         942,085
      Beloit, Community Development
         Authority, Lease Revenue, RB
         4.700%, 03/01/21 (A)                           345,000         370,734
         4.750%, 03/01/22 (A)                           300,000         320,403
      Burlington, Community Development
         Authority, Lease Revenue, RB
         4.000%, 04/01/16 (A)                           200,000         210,216
         4.100%, 04/01/17 (A)                           750,000         779,017
      Cudahy, Community Development
         Authority, Redevelopment
         Lease Revenue, RB
         4.000%, 06/01/12                               100,000         101,864
         3.650%, 06/01/13                               200,000         207,954
         4.250%, 06/01/17 (A)                           500,000         528,510
      Delafield, Community Development
         Authority, Redevelopment Revenue,
         St. Johns Northwestern Military, RB
         4.150%, 06/01/25 (A)                           250,000         267,080
         4.250%, 06/01/26 (A)                           330,000         352,457
         4.600%, 06/01/30 (A)                           600,000         640,698
      Eau Claire, Housing Authority,
         Housing Revenue,
         London Hill Townhouses Project,
         Ser A, RB
         6.250%, 05/01/15                               290,000         283,953
      Glendale, Community Development
         Authority, Lease Revenue,
         Bayshore Public Parking Facility,
         Ser A, RB
         5.000%, 10/01/24 (A)                         1,500,000       1,553,715
         4.750%, 10/01/27 (A)                         1,000,000       1,024,320
         Tax Increment District No. 7, RB
         4.350%, 09/01/16 (A)                         1,000,000       1,015,200
         4.500%, 09/01/18 (A)                         2,000,000       2,024,760
         Tax Increment District No. 7,
         Ser B, RB
         3.850%, 09/01/20 (A)                         2,250,000       2,340,383
      Green Bay, Redevelopment Authority,
         Bellin Memorial Hospital Project, RB
         6.000%, 12/01/29 (A)                         1,000,000       1,052,860
         6.150%, 12/01/32 (A)                         1,000,000       1,057,420

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
         Ser A
         5.500%, 02/15/21 (A)                       $   400,000   $     401,480
         Lease Revenue, Refunding,
         Convention Center Project, RB
         4.200%, 06/01/25 (A)                         1,000,000       1,030,630
         4.300%, 06/01/29 (A)                         1,000,000       1,022,490
      Madison, Community Development
         Authority Revenue,
         Wisconsin Alumni
         Research Fund Project, RB
         5.000%, 10/01/27 (A)                           925,000       1,035,732
         5.000%, 10/01/28 (A)                           250,000         278,268
         5.000%, 10/01/34 (A)                         4,500,000       4,865,850
      Middleton, Community Development
         Authority, Lease Revenue,
         Ser A, RB
         4.350%, 10/01/12 (A)                         1,630,000       1,690,473
         4.550%, 10/01/12 (A)                           500,000         519,460
      Milwaukee, Redevelopment Authority,
         Summerfest Project, RB
         4.500%, 08/01/23 (A)                           110,000         116,634
         4.700%, 08/01/25 (A)                           110,000         116,582
         5.000%, 08/01/30 (A)                         2,000,000       2,122,380
      Milwaukee, Redevelopment Authority,
         Development Revenue, Refunding,
         Marquette University Project,
         RB, XLCA Insured
         4.150%, 11/01/16 (A)                         1,275,000       1,291,384
         4.250%, 11/01/17 (A)                         1,000,000       1,011,080
         4.350%, 11/01/18 (A)                           500,000         504,800
      Milwaukee, Redevelopment Authority,
         Lease Revenue,
         Milwaukee Public Schools,
         Congress School, Ser A, RB
         4.500%, 08/01/20 (A)                           500,000         506,925
         4.600%, 08/01/22 (A)                           500,000         514,690
         RB, AMBAC Insured
         3.650%, 08/01/13                             2,000,000       2,079,720
         3.800%, 08/01/14 (A)                         1,000,000       1,036,280
         4.000%, 08/01/16 (A)                         1,000,000       1,029,740
         4.100%, 08/01/17 (A)                         1,000,000       1,025,040
         4.125%, 08/01/18 (A)                         2,010,000       2,052,893
      Milwaukee, Redevelopment Authority,
         Redevelopment Revenue,
         YMCA Greater Milwaukee,
         Ser A, RB, LOC Marshall
         & Ilsley Bank
         5.250%, 06/01/19 (A)                           360,000         360,205
         5.300%, 06/01/29 (A)                         1,800,000       1,799,910

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 65

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
         Ser B, RB, LOC FHLB
         5.150%, 06/01/19 (A)                       $   175,000   $    178,552
         5.200%, 06/01/29 (A)                           355,000        357,393
      Monroe, Redevelopment Authority,
         Development Revenue,
         Monroe Clinic, Inc., RB
         5.875%, 02/15/39 (A)                         1,350,000      1,376,676
      Neenah, Community Development
         Authority, Lease Revenue, Ser A, RB
         4.300%, 12/01/20 (A)                         1,000,000      1,030,200
         5.125%, 12/01/23 (A)                         1,000,000      1,069,910
         4.625%, 12/01/28 (A)                           600,000        626,664
         4.700%, 12/01/28 (A)                         1,250,000      1,278,700
         4.750%, 12/01/32 (A)                           400,000        414,328
      Onalaska, Community Development
         Authority, Lease Revenue, RB
         3.650%, 10/01/12 (A)                           100,000        101,782
         3.900%, 10/01/14 (A)                           100,000        102,954
         4.000%, 10/01/15                               100,000        102,705
         4.150%, 10/01/16 (A)                           200,000        205,024
      Oshkosh, Housing Authority,
         VNA Apartments Inc. Project, RB,
         GNMA Collateralized
         5.450%, 09/20/17 (A)                            85,000         85,049
         5.750%, 09/20/38 (A)                         1,260,000      1,260,668
      Sheboygan, Housing Authority,
         Multifamily Revenue Refunding,
         Lake Shore Apartments Project,
         Ser A, RB, GNMA Collateralized
         5.100%, 11/20/26 (A)                         1,000,000      1,000,350
      Southeast Wisconsin Professional
         Baseball Park District,
         League, Capital Appreciation,
         COP, ETM, National-RE Insured
         0.000%, 12/15/15                               970,000        918,105
         0.000%, 12/15/17                             1,000,000        890,770
         Sales Tax Revenue, Refunding,
         Ser A, RB, National-RE Insured
         5.500%, 12/15/11                               525,000        527,368
         5.500%, 12/15/18                               250,000        302,965
         5.500%, 12/15/19                             2,000,000      2,436,600
         5.500%, 12/15/26                             4,510,000      5,043,488
         5.100%, 12/15/29 (A)                           285,000        289,124
      Sun Prairie, Community Development
         Authority, Lease Revenue, RB
         4.400%, 08/01/20 (A)                           150,000        152,359
         4.500%, 08/01/21 (A)                           150,000        152,306
      Tax Incremental District No. 8, RB
         4.300%, 08/01/21 (A)                           975,000        996,947
         4.350%, 08/01/22 (A)                           975,000        994,188

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Waukesha, Redevelopment Authority,
         Avalon Square Project, Ser A, RB,
         GNMA Collateralized
         5.000%, 06/20/21 (A)                       $ 1,000,000   $   1,021,100
      Waukesha, Redevelopment Authority,
         Weldall Manufacturing Inc. Project,
         RB, LOC Harris N.A.
         4.200%, 12/01/24 (A)                           150,000         155,385
         4.500%, 12/01/30 (A)                         1,200,000       1,244,124
      West Bend, Redevelopment Authority,
         Lease Revenue, RB
         4.500%, 10/01/23 (A)                           250,000         258,873
         4.550%, 10/01/24 (A)                           250,000         258,218
         4.600%, 10/01/25 (A)                           150,000         154,484
         4.650%, 10/01/28 (A)                           250,000         255,185
      Weston, Community Development
         Authority, Lease Revenue, Ser A, RB
         4.100%, 10/01/16 (A)                           500,000         518,890
         4.250%, 10/01/17 (A)                           200,000         206,632
         4.350%, 10/01/18 (A)                           500,000         508,520
         4.400%, 10/01/18 (A)                           500,000         515,555
         5.250%, 10/01/20 (A)                           445,000         466,738
         4.500%, 10/01/21 (A)                           100,000         105,733
         4.700%, 10/01/21 (A)                         1,230,000       1,267,724
         4.625%, 10/01/25 (A)                           825,000         844,462
         Guaranty Agreement:
         Associated Trust Co.
         4.450%, 10/01/19 (A)                           500,000         507,675
         Ser B, RB
         4.750%, 10/01/22 (A)                           130,000         133,622
         4.750%, 10/01/23 (A)                           140,000         143,318
      Winnebago County, Housing Authority,
         Housing Revenue, Ser A, RB
         6.875%, 03/01/12 (A)                            25,000          25,100
      Wisconsin Center District,
         Capital Appreciation,
         Senior Dedicated
         Tax Revenue, Ser A, RB,
         National-RE Insured
         0.000%, 12/15/26                             2,500,000       1,184,650
         Ser 1998A, Junior Dedicated
         Tax Revenue, RB, AGM Insured
         5.250%, 12/15/23                             2,585,000       2,965,951
      Wisconsin Dells, Community
         Development Authority,
         Lease Revenue, RB
         5.000%, 03/01/22 (A)                         1,500,000       1,557,780
         5.000%, 09/01/24 (A)                           110,000         110,000
         4.600%, 03/01/25 (A)                         1,200,000       1,208,028

                                            See note to schedule of investments.

66 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
         Ser A
         4.300%, 03/01/22 (A)                       $   225,000   $     227,984
         4.450%, 03/01/25 (A)                           300,000         300,972
      Wisconsin Housing & Economic
         Development Authority,
         Multi-Family Housing,
         Ser A, RB
         GO of Authorization
         5.375%, 11/01/30 (A)                         2,145,000       2,207,591
         Ser A, RB (C)
         4.250%, 12/01/35 (A)                         1,500,000       1,567,185
         Ser B, RB,
         GO of Authorization
         4.300%, 05/01/27 (A)                         1,000,000         981,140
         4.400%, 05/01/37 (A)                           500,000         462,985
         Ser E, RB, GO of Authorization
         4.700%, 11/01/25 (A)                           275,000         280,143
         4.900%, 11/01/35 (A)                         1,650,000       1,645,380
      Wisconsin Housing Finance Authority,
         RB, FHA Mortgages Insured,
         Prerefunded 12/01/17 @ 100 (B)
         6.100%, 12/01/17                               925,000       1,062,085
         RB, National-RE FHA
         Mortgages Insured,
         Prerefunded 12/01/17 @ 100 (B)
         6.100%, 12/01/17                               875,000       1,004,675
                                                                 --------------
                                                                     91,608,377
                                                                 --------------
      TOTAL MUNICIPAL BONDS
         (Cost $132,680,029)
                                                                    136,819,698
                                                                 --------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 6.0%
--------------------------------------------------------------------------------
      TFIT Tax-Free Cash Reserve Portfolio            8,914,532   $   8,914,532
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $8,914,532)                                            8,914,532
                                                                  -------------
   TOTAL INVESTMENTS - 98.8%
      (Cost $141,594,561) +                                         145,734,230
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 1.2%                             1,780,481
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 147,514,711
                                                                  =============

--------------------------------------------------------------------------------

+ AT OCTOBER 31, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $141,594,561, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,638,209 AND $(498,540), RESPECTIVELY.
(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.
(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2011.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BHAC  - BERKSHIRE HATHAWAY ASSURANCE CORP.
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
FHA   - FEDERAL HOUSING ADMINISTRATION
FHLB  - FEDERAL HOME LOAN BANK
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
HUD   - HOUSING AND URBAN DEVELOPMENT
IBC   - INTERNATIONAL BANCSHARES CORP.
LOC   - LETTER OF CREDIT
MBIA  - MUNICIPAL BOND INVESTORS ASSURANCE
NA    - NATIONAL ASSOCIATION
RB    - REVENUE BOND
SER   - SERIES
XLCA  - XL CAPITAL ASSURANCE

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                                   LEVEL 2        LEVEL 3
                                                   TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                    VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    10/31/11        PRICE          INPUTS          INPUTS
                                                 -------------   ------------   ------------   ------------
   Municipal Bonds                               $ 136,819,698   $         --   $136,819,698   $         --
   Registered Investment Company                     8,914,532      8,914,532             --             --
                                                 -------------   ------------   ------------   ------------
Total:                                           $ 145,734,230   $  8,914,532   $136,819,698   $         --
                                                 -------------   ------------   ------------   ------------

For more Information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 67

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 100.0%
--------------------------------------------------------------------------------
   CALIFORNIA - 94.8%
      ABAG, Multi-Family Housing Finance
         Authority, Non-Profit, (A) (B) (C)
         Episcopal Homes Foundation,
         COP, LOC Wells Fargo Bank N.A.
         0.070%, 02/01/25                           $ 4,740,000   $   4,740,000
         Oshman Family Jewish Community,
         RB, LOC LaSalle Bank N.A.
         0.210%, 06/01/37                             1,790,000       1,790,000
      Alameda County, Industrial Development
         Authority Revenue, Ettore Products
         Company Project, Ser A, RB, AMT,
         LOC Comerica Bank (A) (B) (C)
         0.210%, 12/01/30                             4,000,000       4,000,000
      California Infrastructure & Economic
         Development Bank, (A) (B) (C)
         California Academy, Ser E, RB
         LOC Northern Trust Co.
         0.100%, 09/01/38                             5,600,000       5,600,000
         Orange County Performing,
         RB, LOC Bank of America N.A.
         0.210%, 07/01/34                            24,000,000      24,000,000
      California Pollution Control Financing
         Authority, Recsource Recovery,
         Wadham Energy, Ser C, RB
         LOC BNP Paribas (A) (B) (C)
         0.450%, 11/01/17                            14,000,000      14,000,000
      California State (A) (B) (C)
         Ser A, Sub-Ser A-1-2, GO, LOC
         Royal Bank of Canada
         0.080%, 05/01/40                            23,000,000      23,000,000
         Ser A, Sub-Ser A-2-2, GO, LOC
         Royal Bank of Canada
         0.080%, 05/01/40                            26,900,000      26,900,000
      California State Economic Recovery,
         Ser C-11, GO, LOC BNP Paribas (A) (B) (C)
         0.280%, 07/01/23                            30,000,000      30,000,000
      California State, (A) (B) (C)
         Kindergarten,
         Ser B-5, GO, LOC Citibank N.A.
         0.110%, 05/01/34                             8,600,000       8,600,000
         Ser B, Sub-Ser B-6, GO,
         LOC KBC Bank NV
         0.200%, 05/01/40                             6,110,000       6,110,000
      California State, Educational
         Facilities Authority, California
         Institute of Technology, RB,
         Institute Guaranteed (A) (B) (C)
         0.080%, 01/01/24                            19,000,000      19,000,000
      California State, Health Facilities
         Financing Authority, Catholic Healthcare,
         Ser H, RB, LOC Citibank N.A. (A) (B) (C)
         0.120%, 07/01/33                             3,000,000       3,000,000

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      California State, Housing Finance Agency,
         Multi-Family Housing,
         Ser B, RB, FNMA Insured (A) (B) (C)
         0.100%, 02/01/35                           $13,100,000   $  13,100,000
      California State, RB
         2.000%, 06/26/12                            24,400,000      24,653,595
      California Statewide, Communities
         Development Authority,
         Redlands Community Hospital,
         Ser B, RB, LOC JPMorgan
         Chase Bank (A) (B) (C)
         0.090%, 04/01/29                             1,000,000       1,000,000
      Chino Basin Regional Financing Authority,
         Inland Empire Utilities, Ser B, RB
         LOC Lloyds TSB Bank (A) (B) (C)
         0.100%, 06/01/32                            16,300,000      16,300,000
      Contra Costa County, Multi-Family
         Mortgage Revenue, RB, FNMA
         Insured (A) (B) (C)
         0.110%, 11/15/22                             7,600,000       7,600,000
      Irvine, Improvement Bond Act 1915,
         Special Assessment, (A) (B) (C)
         Assessment District 94-13,
         LOC State Street Bank & Trust Co.
         0.140%, 09/02/22                               400,000         400,000
         District 04-20, Ser A,
         LOC KBC Bank NV
         0.350%, 09/02/30                            27,600,000      27,600,000
         District 87-8
         LOC KBC Bank NV
         0.350%, 09/02/24                             9,100,000       9,100,000
         Limited Obligation Assessment,
         Ser 07-22-A, RB,
         LOC KBC Bank NV
         0.350%, 09/02/32                            16,850,000      16,850,000
      Irvine, Ranch Water District, Consolidated
         Improvement District, GO, Ser A
         LOC U.S. Bank N.A. (A) (B) (C)
         0.040%, 10/01/41                             4,000,000       4,000,000
      Livermore, COP, Capital Projects,
         LOC U.S. Bank N.A. (A) (B) (C)
         0.130%, 10/01/30                             4,715,000       4,715,000
      Livermore, Multi-Family Housing Authority,
         Mortgage Portola, RB, AMT,
         FHLMC Insured (A) (B) (C)
         0.140%, 05/01/19                               375,000         375,000
      Los Angeles County Housing Authority,
         Multi-Family Housing Authority,
         Malibu Meadows II, Ser C, RB,
         FNMA Insured (A) (B) (C)
         0.100%, 04/15/28                             7,000,000       7,000,000

                                            See note to schedule of investments.

68 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Los Angeles County, TRAN, GO
         2.500%, 04/30/12                           $ 5,000,000   $   5,053,466
      Los Angeles County, TRAN, GO, Ser C
         2.500%, 06/29/12                             5,000,000       5,068,857
      Los Angeles TRANS, TECP
         0.140%, 11/04/11                             6,450,000       6,450,000
      Los Angeles, Department of Water &
         Power, Waterworks Revenue,
         Sub-Ser B-4, RB, SPA Wells Fargo
         Bank N.A. (A) (B) (C)
         0.100%, 07/01/35                            17,000,000      17,000,000
      Los Angeles, Multi-Family Housing
         Authority, Fountain Park Phase II,
         Ser B, RB, FNMA Insured (A) (B) (C)
         0.120%, 03/15/34                             1,000,000       1,000,000
      Manhattan Beach, COP,
         LOC Bank of America N.A. (A) (B) (C)
         0.250%, 08/01/32                               700,000         700,000
      Metropolitan, Water District of
         Southern California, (A) (B) (C)
         Waterworks Revenue, Ser A-1, RB
         SPA Banco Bilbao Vizcaya
         0.190%, 07/01/21                            13,800,000      13,800,000
         Waterworks Revenue,
         Ser B, RB, SPA Landesbank Hessen
         0.120%, 07/01/28                            16,000,000      15,999,467
         Waterworks Revenue, Ser B-2, RB
         SPA Banco Bilbao Vizcaya
         0.300%, 07/01/35                            12,000,000      12,000,000
         Waterworks Revenue, Ser C, RB, SPA
         Landesbank Hessen
         0.170%, 07/01/28                            23,100,000      23,100,000
      Orange County, Apartment
         Development Revenue,
         WLCO LF Partners, Ser G-1, RB,
         FNMA Insured (A) (B) (C)
         0.130%, 11/15/28                             7,800,000       7,800,000
      Orange County, Apartment
         Development Revenue, Harbor Pointe,
         Ser D, RB, FHLMC Insured (A) (B) (C)
         0.110%, 12/01/22                             3,000,000       3,000,000
      Pittsburg, Public Financing Authority, RB,
         LOC Bank of the West (A) (B) (C)
         0.290%, 06/01/35                             5,900,000       5,900,000
      Riverside County, Public Facilities,
         Ser B, COP,
         LOC State Street Bank & Trust Co.
         (A) (B) (C)
         0.100%, 12/01/15                             2,250,000       2,250,000

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Sacramento County, Sanitation District,
         Financing Authority, Subordinate Lien,
         Ser E, RB, LOC U.S. Bank N.A. (A) (B) (C)
         0.110%, 12/01/40                           $ 5,200,000   $   5,200,000
      San Francisco City & County, (A) (B) (C)
         Community Facilities District No. 4,
         LOC Bank of America N.A.
         0.160%, 08/01/32                             1,640,000       1,640,000
         Finance Corporation Lease,
         Revenue, Moscone Center,
         Ser 2008-2, RB,
         LOC State Street Bank & Trust Co.
         0.090%, 04/01/30                             5,430,000       5,430,000
      San Francisco City & County, TECP
         0.100%, 11/02/11                            15,000,000      15,000,000
      San Rafael Redevelopment Agency,
         Fairfax Standard Apartments, Ser A, RB,
         LOC Citibank N.A. (A) (B) (C)
         0.180%, 09/01/31                               500,000         500,000
      Santa Clara County, El Camino
         Hospital District Lease Authority,
         Valley Medical Center Project,
         Ser A, RB,
         LOC State Street Bank &
         Trust Co. (A) (B) (C)
         0.120%, 08/01/15                               350,000         350,000
      Southern California, Public Power
         Authority, Electric Power and Light
         Revenue, Magnolia Power Project,
         Ser A, RB, LOC KBC Bank NV (A) (B) (C)
         0.550%, 07/01/36                            11,500,000      11,500,000
      Torrance, Torrance Memorial Medical
         Center, Ser B, RB,
         LOC Citibank N.A. (A) (B) (C)
         0.110%, 09/01/45                             2,000,000       2,000,000
      Vallejo, Multi-Family Housing Authority,
         RB, FNMA Insured (A) (B) (C)
         0.150%, 05/15/22                             4,000,000       4,000,000
      Vallejo, Water Revenue, Ser A, RB,
         LOC JPMorgan Chase Bank (A) (B) (C)
         0.150%, 06/01/31                            14,700,000      14,700,000
      Whittier, Healthcare Facilities,
         Presbyterian Intercommunity,
         Ser B, RB, LOC U.S. Bank N.A. (A) (B) (C)
         0.090%, 06/01/36                             2,800,000       2,800,000
                                                                  -------------
                                                                    485,675,385
                                                                  -------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 69

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   ILLINOIS - 4.8%
      Chicago, Ser E, GO, SPA Banco
         Bilboa Vizcaya (A) (B) (C)
         0.520%, 01/01/42                           $12,300,000   $  12,300,000
      Chicago, Ser F, GO, SPA Banco
         Bilbao Vizcaya (A) (B) (C)
         0.360%, 01/01/42                            12,000,000      12,000,000
                                                                  -------------
                                                                     24,300,000
                                                                  -------------
   PUERTO RICO - 0.4%
      Puerto Rico Commonwealth,
         Public Improvement,
         Series C-5-2, RB, AMG Insured,
         LOC Barclays Bank PLC (A) (B) (C)
         0.100%, 07/01/20                             2,000,000       2,000,000
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $511,975,385)                                        511,975,385
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 0.0%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund                           98,159          98,159
      Goldman Sachs Institutional
         Liquid Assets Tax-Exempt
         California Portfolio                             6,449           6,449
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $104,608)                                                104,608
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $512,079,993) +                                         512,079,993
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                               116,558
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 512,196,551
                                                                  =============

--------------------------------------------------------------------------------
+     AT OCTOBER 31, 2011, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.
(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2011.
(B) PUT AND DEMAND FEATURE - VARIABLE RATE DEMAND NOTES ARE PAYABLE UPON DEMAND. PUT BONDS AND NOTES HAVE DEMAND FEATURES THAT ALLOW THE HOLDER TO REDEEM THE ISSUE AT SPECIFIED DATES BEFORE MATURITY. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE. THE INTEREST RATE SHOWN REFLECTS THE RATE IN EFFECT ON OCTOBER 31, 2011.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

ABAG  - ASSOCIATION OF BAY AREA GOVERNMENTS
AMT   - ALTERNATIVE MINIMUM TAX
COP   - CERTIFICATES OF PARTICIPATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
LOC   - LETTER OF CREDIT
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
SER   - SERIES
SPA   - STANDBY PURCHASE AGREEMENT
TECP  - TAX-EXEMPT COMMERCIAL PAPER
TRAN  - TAX AND REVENUE ANTICIPATION NOTE

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                LEVEL 2        LEVEL 3
                                TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                 VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                 10/31/11         PRICE         INPUTS        INPUTS
                               ------------   ------------   ------------   ------------
   Municipal Bonds             $511,975,385   $         --   $511,975,385   $         --
   Registered Investment
      Companies                     104,608        104,608             --             --
                               ------------   ------------   ------------   ------------
Total:                         $512,079,993   $    104,608   $511,975,385   $         --
                               ============   ============   ============   ============

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

70 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - 33.2%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - AUTOMOBILE - 3.9% (A)
      Silver Tower U.S. Funding
         0.550%, 11/01/11                          $110,000,000  $  110,000,000
                                                                 --------------
      TOTAL ASSET-BACKED SECURITIES - AUTOMOBILE
         (Cost $110,000,000)                                        110,000,000
                                                                 --------------
   ASSET-BACKED SECURITIES - CREDIT CARD - 4.0% (A)
      White Point Funding Inc.
         0.335%, 11/14/11                            20,000,000      19,997,581
         0.500%, 01/05/12                            39,022,000      38,986,772
         0.520%, 01/09/12                            55,133,000      55,078,051
                                                                 --------------
      TOTAL ASSET-BACKED SECURITIES - CREDIT CARD
         (Cost $114,062,404)                                        114,062,404
                                                                 --------------
   ASSET-BACKED SECURITIES - TRADE RECEIVABLES - 10.1% (A)
      Atlantic Asset Securitization Corp.
         0.600%, 11/04/11                           110,000,000     109,994,500
      Autobahn Funding Co. LLC
         0.330%, 11/03/11                            85,000,000      84,998,442
      Sydney Capital Corp.
         0.370%, 12/14/11                            93,000,000      92,958,899
                                                                 --------------
      TOTAL ASSET-BACKED SECURITIES - TRADE RECEIVABLES
         (Cost $287,951,841)                                        287,951,841
                                                                 --------------
   BANKING - 11.0%
      Beethoven Funding Corp. (A)
         0.500%, 11/03/11                            81,575,000      81,572,734
      Louis Dreyfus Commodities,
         LOC: Credit Agricole
         0.700%, 11/01/11                           120,000,000     120,000,000
      PB Finance (Delaware) (A)
         0.670%, 11/23/11                            50,000,000      49,979,528
         0.700%, 12/09/11                            60,000,000      59,955,667
                                                                 --------------
      TOTAL BANKING
         (Cost $311,507,929)                                        311,507,929
                                                                 --------------
   MULTIPLE INDUSTRY - 4.2% (A)
      General Electric Co.
         0.100%, 11/15/11                           120,000,000     119,995,332
                                                                 --------------
      TOTAL MULTIPLE INDUSTRY
         (Cost $119,995,332)                                        119,995,332
                                                                 --------------
      TOTAL COMMERCIAL PAPER - DISCOUNTED
         (Cost $943,517,506)                                        943,517,506
                                                                 --------------

--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE - 33.8%
--------------------------------------------------------------------------------
      Bank of Nova Scotia Houston
         0.280%, 11/28/11                           100,000,000     100,000,000
      Barclays Bank PLC NY
         0.520%, 03/22/12 (B)                       100,000,000     100,000,000

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE - (CONTINUED)
--------------------------------------------------------------------------------
      Canadian Imperial Bank of Commerce NY
         0.320%, 08/29/12 (B)                      $ 75,000,000  $   74,996,850
      Mizuho Corporate Bank NY
         0.270%, 12/05/11                           100,000,000     100,000,000
      National Australia Bank New York (B)
         0.619%, 12/30/11                            50,000,000      50,017,724
         0.393%, 04/13/12                            50,000,000      50,000,000
      Norinchukin Bank NY
         0.310%, 11/21/11                            75,000,000      75,000,000
         0.425%, 01/19/12                            35,000,000      35,000,000
      Societe Generale NY (B)
         0.593%, 01/11/12                            75,000,000      75,000,000
         0.753%, 02/10/12                            50,000,000      50,000,000
      Sumitomo Mitsui Banking NY (B) (C)
         0.310%, 09/07/12                           100,000,000     100,000,000
      UBS AG Stamford CT
         0.412%, 01/23/12 (B)                       100,000,000     100,000,000
      Westpac Banking Corp. NY
         0.343%, 08/08/12 (B)                        50,000,000      50,000,000
                                                                 --------------
      TOTAL CERTIFICATES OF DEPOSIT - YANKEE
         (Cost $960,014,574)                                        960,014,574
                                                                 --------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 6.7%
--------------------------------------------------------------------------------
   AUTOMOTIVE - 1.4% (B)
      Toyota Motor Credit Corp., MTN
         0.280%, 01/13/12                            39,000,000      39,000,000
                                                                 --------------
      TOTAL AUTOMOTIVE
         (Cost $39,000,000)                                          39,000,000
                                                                 --------------
   BANKING - 5.3% (A) (D)
      Bank of Montreal Chicago, MTN
         0.800%, 11/02/12                           150,000,000     150,000,000
                                                                 --------------
      TOTAL BANKING
         (Cost $150,000,000)                                        150,000,000
                                                                 --------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $189,000,000)
                                                                    189,000,000
                                                                 --------------

--------------------------------------------------------------------------------
   FOREIGN CORPORATE OBLIGATIONS - 3.5%
--------------------------------------------------------------------------------
   BANKING - 3.5% (A) (D) (F)
      Credit Agricole, MTN
         0.635%, 07/20/12                           100,000,000     100,000,000
                                                                 --------------
      TOTAL BANKING
         (Cost $100,000,000)                                        100,000,000
                                                                 --------------

--------------------------------------------------------------------------------
   FOREIGN BANK NOTE - 1.8%
--------------------------------------------------------------------------------
   BANKING - 1.8% (A) (D)
      Westpac Banking Corp.
         0.319%, 11/02/12                            50,000,000      50,000,000
                                                                 --------------
      TOTAL FOREIGN BANK NOTE
         (Cost $50,000,000)                                          50,000,000
                                                                 --------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 71

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.9%
--------------------------------------------------------------------------------
      FNMA
         0.233%, 08/12/13 (B)                      $ 25,000,000  $   24,986,471
                                                                 --------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $24,986,471)                                          24,986,471
                                                                 --------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 0.2%
--------------------------------------------------------------------------------
   BANKING - 0.1% (C)
      Washington State, Housing Finance
         Commission, Multi-Family Housing,
         The Lodge at Eagle Ridge,
         Ser B, RB, LOC: Bank of America
         0.210%, 08/01/41                             3,425,000       3,425,000
                                                                 --------------
      TOTAL BANKING
         (Cost $3,425,000)                                            3,425,000
                                                                 --------------
   U.S. GOVERNMENT - 0.1% (C) (E)
      Winston Salem, NC, COP,
         SPA: Branch Banking & Trust
         0.260%, 11/01/12                             3,000,000       3,000,000
                                                                 --------------
      TOTAL U.S. GOVERNMENT
         (Cost $3,000,000)                                            3,000,000
                                                                 --------------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $6,425,000)                                            6,425,000
                                                                 --------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 21.1%
--------------------------------------------------------------------------------
      Barclays Capital Inc.
         0.100%, dated 10/31/11, matures on
         11/01/11, repurchase price $194,000,539
         (collateralized by a U.S. Treasury Bond,
         par value $160,220,800, 4.500%,
         05/15/38, total market
         value $197,880,020)                        194,000,000     194,000,000
      Credit Suisse Securities (USA)
         0.080%, dated 10/31/11, matures on
         11/01/11, repurchase price $164,782,550
         (collateralized by a U.S. Treasury Note,
         par value $167,385,000, 0.875%,
         02/29/12, total market
         value $168,082,387)                        164,782,184     164,782,184
      Deutsche Bank Securities
         0.080%, dated 10/31/11, matures on
         11/01/11, repurchase price $45,000,100
         (collateralized by a U.S. Treasury Note,
         par value $46,893,200, 1.375%,
         09/30/18, total market
         value $45,900,031)                          45,000,000      45,000,000

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Merrill Lynch Fenner Pierce & Smith
         0.080%, dated 10/31/11, matures on
         11/01/11, repurchase price $194,000,431
         (collateralized by U.S. Treasury Note,
         par value $199,046,500, 1.000%,
         10/31/16, total market
         value $197,880,088)                       $194,000,000  $  194,000,000
                                                                 --------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $597,782,184)
                                                                    597,782,184
                                                                 --------------
      TOTAL INVESTMENTS - 101.2%
         (Cost $2,871,725,735) +                                  2,871,725,735
                                                                 --------------
      OTHER ASSETS & LIABILITIES, NET - (1.2)%
                                                                    (33,120,846)
                                                                 --------------
      NET ASSETS - 100.0%                                        $2,838,604,889
                                                                 ==============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.
+     AT OCTOBER 31, 2011, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.
(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2011 WERE $1,123,517,506 AND REPRESENTED 39.6% OF NET ASSETS.
(B) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON OCTOBER 31, 2011. THE DATE REPORTED IS THE FINAL MATURITY.
(C) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON OCTOBER 31, 2011. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.
(D) VARIABLE RATE/EXTENDABLE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON OCTOBER 31, 2011. THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE PRINCIPAL CAN BE RECOVERED.
(E)   SECURITY IS ESCROWED TO MATURITY IN U.S. TREASURIES.
(F) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2011 WAS $100,000,000 AND REPRESENTED 3.5% OF NET ASSETS.

COP   - CERTIFICATES OF PARTICIPATION
CT    - CONNECTICUT
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC   - LIMITED LIABILITY COMPANY
LOC   - LETTER OF CREDIT
MTN   - MEDIUM TERM NOTE
NC    - NORTH CAROLINA
NY    - NEW YORK
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
SER   - SERIES

                                            See note to schedule of investments.

72 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                              LEVEL 2          LEVEL 3
                                             TOTAL FAIR        LEVEL 1      SIGNIFICANT      SIGNIFICANT
                                              VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                              10/31/11          PRICE          INPUTS           INPUTS
                                           --------------   ------------   --------------   --------------
Investments in Securities**                $2,871,725,735   $         --   $2,871,725,735   $           --
                                           ==============   ============   ==============   ==============

**    See schedule of investments detail for security type breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 73

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.3%
--------------------------------------------------------------------------------
      FFCB
         0.245%, 11/27/12 (A)                      $  5,000,000   $   5,000,000
      FNMA
         0.233%, 08/12/13 (A)                         7,000,000       6,996,212
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $11,996,212)                                          11,996,212
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT GUARANTEED OBLIGATIONS - 9.9%
--------------------------------------------------------------------------------
      American Express Bank FSB, FDIC
         1.223%, 12/09/11 (A)                         7,500,000       7,508,198
      Citigroup, FDIC
         1.043%, 12/09/11 (A)                         5,000,000       5,004,445
      Straight-A Funding, Series 1, FFBLL
         0.193%, 12/19/11 *(B)                       10,000,000       9,997,466
                                                                  -------------
      TOTAL U.S. GOVERNMENT GUARANTEED OBLIGATIONS
         (Cost $22,510,109)                                          22,510,109
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 84.8%
--------------------------------------------------------------------------------
      Barclays Capital Inc.
         0.100%, dated 10/31/11, matures on
         11/01/11, repurchase price $56,000,156
         (collateralized by a U.S. Treasury
         obligation, par value $46,249,300,
         4.500%, 05/15/38, total market
         value $57,120,002)                          56,000,000      56,000,000
      Credit Suisse Securities (USA)
         0.080%, dated 10/31/11, matures on
         11/01/11, repurchase price $24,077,546
         (collateralized by various U.S. Treasury
         obligations, ranging in par value
         $2,189,000 - $20,185,000,
         1.125% - 3.875%,
         06/15/13 - 08/15/40,
         total market value 24,561,416)              24,077,492      24,077,492
      Deutsche Bank Securities
         0.080%, dated 10/31/11, matures on
         11/01/11, repurchase price $56,000,124
         (collateralized by a U.S. Treasury
         obligation, par value $57,696,200,
         1.500%, 08/31/18, total market
         value $57,120,031)                          56,000,000      56,000,000

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Merrill Lynch Fenner Pierce & Smith
         0.080%, dated 10/31/11, matures on
         11/01/11, repurchase price $56,000,124
         (collateralized by a U.S. Treasury
         obligation, par value $52,408,500,
         3.125%, 05/15/21, total market
         value $57,120,088)                        $ 56,000,000   $  56,000,000
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $192,077,492)                                        192,077,492
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $226,583,813) +                                         226,583,813
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                12,028
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 226,595,841
                                                                  =============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.
+     AT OCTOBER 31, 2011, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.
(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON OCTOBER 31, 2011. THE DATE REPORTED IS THE FINAL MATURITY.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2011 WAS $9,997,466 AND REPRESENTED 4.4% OF NET ASSETS.

FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION
FFBLL - FEDERAL FINANCING BANK LIQUIDITY LOAN
FFCB  - FEDERAL FARM CREDIT BANK
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

                                            See note to schedule of investments.

74 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                              LEVEL 2           LEVEL 3
                                             TOTAL FAIR        LEVEL 1      SIGNIFICANT       SIGNIFICANT
                                              VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                              10/31/11          PRICE          INPUTS           INPUTS
                                           --------------   ------------   --------------   --------------
   Investments in Securities**             $  226,583,813   $         --   $  226,583,813   $           --
                                           ==============   ============   ==============   ==============

**    See schedule of investments detail for security type breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 75

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.7%
--------------------------------------------------------------------------------
      FFCB
         0.205%, 12/20/11 (A)                       $61,000,000   $  60,998,354
         0.245%, 11/27/12 (A)                        50,000,000      50,000,000
      FHLMC
         0.189%, 06/03/13 (A)                        50,000,000      49,967,954
      FNMA
         0.233%, 08/12/13 (A)                        75,000,000      74,959,413
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $235,925,721)
                                                                    235,925,721
                                                                  -------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 13.3%
--------------------------------------------------------------------------------
      California, Milpitas Multi-Family
         Housing Revenue Crossing, Ser A, RB
         Guarantee: FNMA (B)
         0.160%, 08/15/33                             4,800,000       4,800,000
      California, Sacramento County,
         Multi-Family Housing Development
         Authority, Deer Park Apartments, Ser A, RB
         Guarantee: FNMA (B)
         0.180%, 07/15/35                             1,150,000       1,150,000
      California, San Francisco, City & County
         Redevelopment, Ser D, RB
         Guarantee: FNMA (B)
         0.170%, 06/15/34                            26,050,000      26,050,000
      California, Simi Valley, Multi-Family
         Housing Revenue, Parker Ranch, Ser A, RB
         Guarantee: FNMA (B)
         0.190%, 07/15/36                               800,000         800,000
      California, Statewide Community
         Development Authority,
         Palms Apartments, Ser C, RB
         Guarantee: FNMA (B)
         0.160%, 05/15/35                             3,400,000       3,400,000
      New York City Housing Development,
         Multi-Family Mortgage Revenue,
         Pearl Street Development, Ser B, RB
         Guarantee: FNMA (B)
         0.160%, 10/15/41                            14,225,000      14,225,000
      New York City Housing Development,
         Multi-Family Rent Housing Revenue, (B)
         Gold Street, Ser B, RB
         Guarantee: FNMA
         0.160%, 04/15/36                             2,470,000       2,470,000
         Nicole, Ser B, RB
         Guarantee: FNMA
         0.170%, 11/15/35                             4,970,000       4,970,000
         West Street, Ser B, RB
         Guarantee: FNMA
         0.160%, 03/15/36                             7,100,000       7,100,000

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
         Westport Development, Ser B, RB
         Guarantee: FNMA
         0.170%, 06/15/34                           $ 6,800,000   $   6,800,000
      New York State, Dormitory Authority
         Revenue, Ser B, RB
         Guarantee: FNMA (B)
         0.170%, 11/15/36                            17,885,000      17,885,000
      New York State, Housing Finance
         Agency Revenue, (B)
         11th Avenue Housing, Ser B, RB
         Guarantee: FNMA
         0.160%, 05/15/41                             5,100,000       5,100,000
         38th Street, Ser B, RB
         Guarantee: FNMA
         0.160%, 05/15/33                             9,800,000       9,800,000
         Biltmore Tower Housing, Ser B, RB
         Guarantee: FNMA
         0.160%, 05/15/34                             1,100,000       1,100,000
         North End, Ser B, RB
         Guarantee: FNMA
         0.160%, 11/15/36                             2,500,000       2,500,000
         Ser B, RB
         Guarantee: FNMA
         0.160%, 05/15/33                            13,100,000      13,100,000
         Tower 31 Housing, Ser A, RB
         Guarantee: FHLMC
         0.160%, 11/01/36                             3,000,000       3,000,000
         West 33rd Street, Ser B, RB
         Guarantee: FNMA
         0.170%, 11/15/36                             4,700,000       4,700,000
      Pennsylvania, Montgomery County,
         Redevelopment Authority, Kingswood
         Apartments Project, Ser A, RB
         Guarantee: FNMA (B)
         0.230%, 08/15/31                             5,905,000       5,905,000
      Virginia, Chesapeake, Redevelopment &
         Housing Authority, Multi-Family
         Housing Revenue, Alta Great Bridge,
         Ser A, RB
         Guarantee: FNMA (B)
         0.230%, 01/15/41                             1,625,000       1,625,000
      Washington State Housing Finance
         Commission, Multi-Family Housing
         Revenue, (B)
         Ballard Landmark, Ser B, RB
         Guarantee: FNMA
         0.180%, 12/15/41                             3,510,000       3,510,000
         Bridgewood Project, Ser B, RB
         Guarantee: FNMA
         0.180%, 09/01/34                             3,175,000       3,175,000

                                            See note to schedule of investments.

76 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
         Highland Park Apartments, Ser B, RB
         Guarantee: FNMA
         0.180%, 07/15/38                           $ 1,750,000   $   1,750,000
         Pinehurst Apartments Project, Ser B, RB
         Guarantee: FNMA
         0.180%, 03/15/39                             1,570,000       1,570,000
         Ranier Court Project, Ser B, RB
         Guarantee: FNMA
         0.160%, 12/15/36                             3,310,000       3,310,000
         Rolling Hills Project, Ser B, RB
         Guarantee: FNMA
         0.180%, 06/15/37                             2,020,000       2,020,000
                                                                  -------------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $151,815,000)                                        151,815,000
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT GUARANTEED OBLIGATIONS - 9.3%
--------------------------------------------------------------------------------
      Citigroup, FDIC (A)
         1.043%, 12/09/11                            50,000,000      50,044,450
      Straight-A Funding, Series 1, FFBLL * (C)
         0.193%, 11/16/11                            15,923,000      15,921,739
         0.193%, 12/19/11                            40,135,000      40,124,832
                                                                  -------------
      TOTAL U.S. GOVERNMENT GUARANTEED OBLIGATIONS
         (Cost $106,091,021)
                                                                    106,091,021
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 56.8%
--------------------------------------------------------------------------------
      Barclays Capital
         0.110%, dated 10/31/11,
         matures on 11/01/11, repurchase
         price $57,000,174 (collateralized
         by various U.S. agency obligations,
         ranging in par value from
         $9,960,000 - $47,451,000, 0.375% -
         1.750%, 06/15/12 - 10/30/13, total
         market value $58,140,054)                   57,000,000      57,000,000
      Deutsche Bank Securities
         0.080%, dated 10/31/11,
         matures on 11/01/11, repurchase
         price $249,889,294 (collateralized
         by U.S. Treasury obligations, ranging
         in par value from $89,570,000 -
         $107,834,100, 4.625% - 5.000%,
         05/15/37 - 02/15/40, total
         market value $254,886,594)                 249,888,739     249,888,739

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Deutsche Bank Securities
         0.100%, dated 10/31/11,
         matures on 11/01/11, repurchase
         price $285,000,792 (collateralized
         by various U.S. agency obligations,
         ranging in par value from
         $19,689,000 - $101,665,000,
         0.000% - 1.875%, 12/29/11 -
         12/18/13, total market
         value $290,700,866)                       $285,000,000  $  285,000,000
      Goldman Sachs
         0.100%, dated 10/31/11,
         matures on 11/01/11, repurchase
         price $57,000,158 (collateralized
         by various U.S. agency obligations,
         ranging in par value from
         $15,741,000 - $25,536,000,
         6.250% - 6.750%, 05/15/29 -
         03/15/31, total market
         value $58,140,086)                          57,000,000      57,000,000
                                                                 --------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $648,888,739)                                        648,888,739
                                                                 --------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $1,142,720,481) +                                     1,142,720,481
                                                                 --------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                            (677,170)
                                                                 --------------
   NET ASSETS - 100.0%                                           $1,142,043,311
                                                                 ==============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.
+     AT OCTOBER 31, 2011, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.
(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON OCTOBER 31, 2011. THE DATE REPORTED IS THE FINAL MATURITY.
(B) DEMAND FEATURE - RATE SHOWN IS AS OF REPORT DATE AND MATURITIES SHOWN ARE THE FINAL MATURITIES, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED THROUGH THE DEMAND FEATURE.
(C) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF THIS SECURITY AS OF OCTOBER 31, 2011 WAS 56,046,571 AND REPRESENTED 4.9% OF NET ASSETS.

FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION
FFBLL - FEDERAL FINANCING BANK LIQUIDITY LOAN
FFCB  - FEDERAL FARM CREDIT BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
RB    - REVENUE BOND
SER   - SERIES

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 77

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                             LEVEL 2         LEVEL 3
                                           TOTAL FAIR        LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                            VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                            10/31/11          PRICE          INPUTS          INPUTS
                                         --------------   ------------   --------------   ------------
Investments in Securities**              $1,142,720,481   $         --   $1,142,720,481   $         --
                                         ==============   ============   ==============   ============

**    See schedule of investments detail for security type breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement..

                                            See note to schedule of investments.

78 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 90.1%
--------------------------------------------------------------------------------
      U.S. Treasury Bills
         0.005%, 11/03/11                          $ 96,376,000  $   96,375,973
         0.007%, 11/10/11                           129,165,000     129,164,790
         0.009%, 11/17/11                           101,855,000     101,854,586
         0.013%, 11/25/11                            71,157,000      71,156,395
         0.002%, 12/15/11                            37,758,000      37,757,903
         0.005%, 12/22/11                            75,000,000      74,999,469
         0.005%, 02/09/12                            15,397,000      15,396,786
                                                                 --------------
      TOTAL U.S. TREASURY BILLS
         (Cost $526,705,902)                                        526,705,902
                                                                 --------------

--------------------------------------------------------------------------------
   U.S. TREASURY NOTE - 9.9%
--------------------------------------------------------------------------------
      U.S. Treasury Note
         0.875%, 01/31/12                            57,489,000      57,612,660
                                                                 --------------
      TOTAL U.S. TREASURY NOTE
         (Cost $57,612,660)                                          57,612,660
                                                                 --------------
      TOTAL INVESTMENTS - 100.0%
         (Cost $584,318,562) +                                      584,318,562
                                                                 --------------
      OTHER ASSETS & LIABILITIES, NET - 0.0%                            106,234
                                                                 --------------
      NET ASSETS - 100.0%                                        $  584,424,796
                                                                 ==============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.
+     AT OCTOBER 31, 2011, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

A summary of the inputs used to value the Fund's net assets as of October 31, 2011 is as follows (see note to schedule of investments):

                                                                             LEVEL 2         LEVEL 3
                                           TOTAL FAIR        LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                            VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                            10/31/11          PRICE          INPUTS          INPUTS
                                         --------------   ------------   --------------   ------------
Investments in Securities**              $  584,318,562   $         --   $  584,318,562   $         --
                                         ==============   ============   ==============   ============

**    See schedule of investments detail for security type breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 79

NOTE TO SCHEDULE OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, Board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security has not been traded for a significant amount of time; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities held by the Funds that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the "Adviser"), a wholly owned subsidiary of Union Bank of California, N.A. (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value pursuant to Rule 2a-7 of the Investment Company Act of 1940. Under this valuation method, purchase discounts and premium are accreted and amortized ratably to maturity and are included in interest income.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

      o     Level 1 - unadjusted quoted prices in active markets for identical assets and liabilities

      o     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

80 HIGHMARK(R) FUNDS

NOTE TO SCHEDULE OF INVESTMENTS (CONCLUDED)
OCTOBER 31, 2011 (UNAUDITED)

      o     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for each of Fund's investments as of October 31, 2011 is included with each Fund's schedule of investments.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Opportunities Fund may enter into spot and forward foreign currency contracts as hedges against either specific transactions, Fund positions or anticipated Fund positions. All commitments are "marked-to-market" daily using the applicable spot or forward foreign exchange rate, and any resulting unrealized gains or losses are recorded. The International Opportunities Fund realizes gains and losses at the time the spot or forward contracts are extinguished. Unrealized gains or losses on outstanding positions in spot and forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. The International Opportunities Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a currency relative to the U.S. dollar. Also, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. The Funds did not engage in forward contracts during the three months ended October 31, 2011. The only Fund to have engaged in foreign currency contracts was the International Opportunities Fund. During the three months ended October 31, 2011, the average number of foreign currency contracts outstanding held by the International Opportunities Fund, based on a quarterly average, was 1.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

OPTIONS TRANSACTIONS -- In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. In order to produce incremental earnings and protect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments, as described in the Funds' prospectuses. The risk in purchasing options is limited to the premium paid. Counterparty risk is the risk to the option buyer that the writer will not buy or sell the underlying securities as agreed.

A Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expiration by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original premium paid.

A Fund records unrealized depreciation when the underlying security's market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security's market price changes (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs.

There were no written options for the three months ended October 31, 2011.

FUTURES CONTRACTS - The Equity Income Fund, the Large Cap Core Equity Fund, the NYSE Arca Tech 100 Index Fund and the Small Cap Core Fund utilized futures contracts during the three months ended October 31, 2011. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices or are designed for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be a decrease in the price of the underlying securities or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. As of October 31, 2011, the Equity Income Fund, the Large Cap Core Equity Fund, the NYSE Arca Tech 100 Index Fund and the Small Cap Core Fund were the only Funds to have open futures contracts. During the three months ended October 31, 2011, the average number of futures contracts outstanding, based on a quarterly average, was 2, 13, 42 and 13 on the Equity Income Fund, the Large Cap Core Equity Fund, the NYSE Arca Tech 100 Index Fund and the Small Cap Core Fund, respectively.

                                                            HIGHMARK(R) FUNDS 81

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    HighMark Funds
            ------------------------------------------------------------------

By (Signature and Title)*    /s/ Earle A. Malm II
                         -----------------------------------------------------
                             Earle A. Malm II, President
                             (principal executive officer)

Date  12/27/11
    --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Earle A. Malm II
                         -----------------------------------------------------
                             Earle A. Malm II, President
                             (principal executive officer)

Date  12/27/11
    --------------------------------------------------------------------------

By (Signature and Title)*    /s/ Pamela O'Donnell
                         -----------------------------------------------------
                             Pamela O'Donnell, Chief Financial Officer
                             (principal financial officer)

Date  12/27/11
    --------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.